Schedule of Investments PIMCO Dividend and Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.8% ¤
ASSET-BACKED SECURITIES 13.1%
CAYMAN ISLANDS 2.7%
AGL CLO Ltd. 6.779% due 07/20/2034 •		$400	$400
Bain Capital Credit CLO Ltd. 6.678% due 10/17/2032 •		800	800
Ballyrock CLO Ltd. 6.709% due 07/20/2034 •		400	400
CIFC Funding Ltd. 6.716% due 07/15/2036 •		400	401
Magnetite Ltd. 6.935% due 10/25/2033 •		400	402
Newark BSL CLO Ltd. 6.556% due 07/25/2030 •		320	321
Palmer Square CLO Ltd. 6.638% due 04/20/2035 •		800	799
Trinitas CLO Ltd. 6.699% due 01/20/2032 •		385	386
TruPS Financials Note Securitization Ltd. 7.164% due 09/20/2039 •		210	208
Voya CLO Ltd. 6.658% due 10/17/2032 •		800	800

Total Cayman Islands			4,917

IRELAND 0.2%
Palmer Square European Loan Funding DAC 5.494% due 05/15/2033 •	EUR	250	270

Total Ireland			270

UNITED STATES 10.2%
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025		$400	398
Bear Stearns Asset-Backed Securities Trust 6.069% due 12/25/2034 •		824	804
Carvana Auto Receivables Trust
5.820% due 08/10/2028		400	402
6.160% due 10/10/2028		400	406
Citigroup Mortgage Loan Trust 6.074% due 02/25/2035 •		928	853
Credit Suisse First Boston Mortgage Securities Corp. 5.233% due 01/25/2032 •		401	388
ECMC Group Student Loan Trust 6.585% due 11/25/2069 •		706	706
EMC Mortgage Loan Trust 6.744% due 02/25/2041 «•		21	20
Ent Auto Receivables Trust 6.240% due 01/16/2029		392	397
FBR Securitization Trust 6.149% due 11/25/2035 •		696	680
First Investors Auto Owner Trust 6.440% due 10/16/2028		330	333
GLS Auto Select Receivables Trust 6.370% due 06/15/2028		385	387
Home Equity Asset Trust 6.149% due 01/25/2036 •		114	107
LCCM Trust 6.890% due 11/15/2038 •		989	976
Lendmark Funding Trust 5.530% due 06/21/2032		200	201
Morgan Stanley Home Equity Loan Trust 5.544% due 12/25/2036 •		1,319	645
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069		198	179
Navient Student Loan Trust
6.335% due 08/26/2069 •		674	672
6.485% due 12/27/2066 •		341	341
Nelnet Student Loan Trust 5.884% due 09/27/2066 •		472	472
Option One Mortgage Loan Trust 5.664% due 04/25/2037 •		1,794	1,244

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Pagaya AI Debt Selection Trust
7.128% due 06/16/2031	291	291
7.600% due 12/16/2030	225	226
PRET LLC 8.232% due 09/25/2053 þ	699	708
Reach ABS Trust 6.300% due 02/18/2031	178	178
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	737	742
Residential Asset Mortgage Products Trust 6.509% due 05/25/2035 •	1,000	945
Residential Asset Securities Corp. Trust 6.329% due 01/25/2034 •	188	188
SLM Private Credit Student Loan Trust 5.921% due 06/15/2039 •	701	686
SLM Student Loan Trust 6.235% due 03/25/2026 •	708	703
SMB Private Education Loan Trust 6.769% due 02/16/2055 •	608	610
Soundview Home Loan Trust
5.849% due 12/25/2036 •	837	817
6.444% due 09/25/2037 •	1,803	1,240
Structured Asset Investment Loan Trust 5.594% due 09/25/2036 •	304	296
Upstart Securitization Trust 1.310% due 11/20/2031	13	13

Total United States		18,254

Total Asset-Backed Securities (Cost $24,304)		23,441

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
JERSEY, CHANNEL ISLANDS 0.2%
Softbank Vision Fund 6.000% due 12/23/2025 «	282	269

Total Jersey, Channel Islands		269

NETHERLANDS 0.0%
Lealand Finance Co. BV 8.442% (TSFR1M + 3.000%) due 06/28/2024 ~	1	1
Lealand Finance Co. BV (6.441% Cash and 3.000% PIK) 9.441% due 06/30/2025 (a)	3	1

Total Netherlands		2

UNITED STATES 0.6%
Amsurg
10.123% (TSFR03M + 4.750%) due 11/03/2028 «~	124	124
14.248% due 07/20/2026 «~	456	456
Emerald TopCo, Inc. 8.832% (TSFR1M + 3.500%) due 07/24/2026 ~	3	3
Sotera Health Holdings LLC 8.195% due 12/11/2026	525	524
Syniverse Holdings, Inc. 12.302% (TSFR03M + 7.000%) due 05/13/2027 ~	8	8
U.S. Renal Care, Inc. 10.442% (TSFR1M + 5.000%) due 06/20/2028 ~	13	12
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029	2	1

Total United States		1,128

Total Loan Participations and Assignments (Cost $1,402)		1,399

	SHARES
COMMON STOCKS 47.6%
AUSTRALIA 0.8%
CONSUMER STAPLES 0.1%
Coles Group Ltd.	11,104	123

INDUSTRIALS 0.2%
Brambles Ltd.	32,369	341

MATERIALS 0.5%
BHP Group Ltd.	3,748	108
BlueScope Steel Ltd.	10,145	158

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Fortescue Ltd.	39,390	659

		925

Total Australia		1,389

AUSTRIA 0.2%
FINANCIALS 0.2%
Erste Group Bank AG	7,996	356

Total Austria		356

BELGIUM 0.1%
FINANCIALS 0.1%
Ageas SA	5,217	242

Total Belgium		242

BRAZIL 1.1%
CONSUMER STAPLES 0.1%
Ambev SA	109,500	273

ENERGY 0.4%
Petroleo Brasileiro SA	86,600	661

FINANCIALS 0.2%
Banco do Brasil SA	20,000	226
BB Seguridade Participacoes SA	17,300	112

		338

MATERIALS 0.4%
Vale SA	57,000	691

Total Brazil		1,963

CANADA 0.4%
ENERGY 0.2%
Tourmaline Oil Corp.	7,587	355

FINANCIALS 0.2%
Brookfield Asset Management Ltd. 'A'	7,405	311

Total Canada		666

CHINA 1.4%
ENERGY 0.2%
China Shenhua Energy Co. Ltd. 'H'	78,500	309
Yankuang Energy Group Co. Ltd. 'H'	53,000	111

		420

FINANCIALS 1.1%
China Construction Bank Corp. 'H'	2,013,000	1,215
China Merchants Bank Co. Ltd. 'H' (c)	91,000	361
China Pacific Insurance Group Co. Ltd. 'H' (c)	63,000	110
PICC Property & Casualty Co. Ltd. 'H'	156,000	206

		1,892

HEALTH CARE 0.1%
CSPC Pharmaceutical Group Ltd.	204,000	161

Total China		2,473

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS	3,631	129

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Total Czech Republic		129

DENMARK 0.1%
INDUSTRIALS 0.1%
AP Moller - Maersk AS 'B'	96	125

Total Denmark		125

FRANCE 2.2%
FINANCIALS 1.0%
Amundi SA	1,733	119
AXA SA	42,233	1,586

		1,705

INDUSTRIALS 1.0%
Cie de Saint-Gobain SA	10,599	823
Eiffage SA	1,686	191
Thales SA	844	144
Vinci SA	5,597	718

		1,876

UTILITIES 0.2%
Engie SA	20,442	343

Total France		3,924

GERMANY 0.6%
INDUSTRIALS 0.3%
GEA Group AG	3,585	152
Siemens AG	1,860	355

		507

MATERIALS 0.2%
HeidelbergCement AG	3,031	333

UTILITIES 0.1%
E.ON SE	14,934	208

Total Germany		1,048

HONG KONG 0.2%
REAL ESTATE 0.1%
Henderson Land Development Co. Ltd.	44,000	126

UTILITIES 0.1%
CLP Holdings Ltd.	30,000	239

Total Hong Kong		365

INDONESIA 0.2%
COMMUNICATION SERVICES 0.1%
Telkom Indonesia Persero Tbk PT	1,152,100	253

INDUSTRIALS 0.1%
Astra International Tbk PT	456,900	149

Total Indonesia		402

IRELAND 0.6%
MATERIALS 0.6%
CRH PLC	11,881	1,025

Total Ireland		1,025

ITALY 1.5%
FINANCIALS 0.8%
Assicurazioni Generali SpA	23,569	596
Intesa Sanpaolo SpA	158,053	574

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Mediobanca SpA	11,005	164
Poste Italiane SpA	10,630	133

		1,467

UTILITIES 0.7%
Enel SpA	189,132	1,249

Total Italy		2,716

JAPAN 2.8%
COMMUNICATION SERVICES 0.6%
Nintendo Co. Ltd.	19,700	1,075

CONSUMER DISCRETIONARY 0.3%
Mazda Motor Corp.	10,800	125
Subaru Corp.	14,000	317

		442

CONSUMER STAPLES 0.3%
Japan Tobacco, Inc.	14,000	373
MEIJI Holdings Co. Ltd.	5,500	120

		493

FINANCIALS 0.2%
Sompo Holdings, Inc.	20,700	434

INDUSTRIALS 1.4%
Kawasaki Kisen Kaisha Ltd.	9,300	125
Marubeni Corp.	33,300	577
Mitsubishi Corp.	18,700	432
Mitsui & Co. Ltd.	12,200	570
Mitsui OSK Lines Ltd.	7,900	241
Nippon Yusen KK	10,700	294
Obayashi Corp.	12,800	152
Toyota Tsusho Corp.	1,900	131

		2,522

Total Japan		4,966

LUXEMBOURG 0.1%
FINANCIALS 0.1%
Intelsat Emergence SA «(h)	2,890	79

INDUSTRIALS 0.0%
Forsea Holding SA «(c)	2,200	53

Total Luxembourg		132

MEXICO 0.4%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)	41,996	0

CONSUMER STAPLES 0.2%
Arca Continental SAB de CV	11,600	127
Wal-Mart de Mexico SAB de CV	42,400	170

		297

MATERIALS 0.2%
Grupo Mexico SAB de CV 'B'	72,500	432

Total Mexico		729

NETHERLANDS 0.6%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	33,383	125

CONSUMER DISCRETIONARY 0.4%
Stellantis NV	25,432	722

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

FINANCIALS 0.1%
NN Group NV	6,059	280

Total Netherlands		1,127

NORWAY 0.4%
ENERGY 0.4%
Aker BP ASA	7,259	182
Equinor ASA	20,951	562

		744

Total Norway		744

POLAND 0.3%
ENERGY 0.1%
ORLEN SA	13,235	216

FINANCIALS 0.2%
Bank Polska Kasa Opieki SA	4,173	189
Powszechny Zaklad Ubezpieczen SA	13,818	169

		358

Total Poland		574

PORTUGAL 0.1%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS SA	6,560	130

Total Portugal		130

SINGAPORE 0.1%
FINANCIALS 0.1%
Singapore Exchange Ltd.	19,200	131

Total Singapore		131

SOUTH AFRICA 0.4%
FINANCIALS 0.4%
FirstRand Ltd.	117,377	383
Nedbank Group Ltd.	10,632	128
Sanlam Ltd.	40,244	147
Standard Bank Group Ltd.	11,599	114

		772

Total South Africa		772

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.3%
Kia Corp.	6,080	505

FINANCIALS 0.1%
Samsung Fire & Marine Insurance Co. Ltd.	691	159

Total South Korea		664

SPAIN 2.0%
CONSUMER DISCRETIONARY 0.5%
Industria de Diseno Textil SA	15,435	777

ENERGY 0.1%
Repsol SA	13,076	218

FINANCIALS 1.2%
Banco Bilbao Vizcaya Argentaria SA	135,755	1,616
Banco Santander SA	44,199	216

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

CaixaBank SA	71,883	349

		2,181

INDUSTRIALS 0.1%
ACS Actividades de Construccion y Servicios SA	4,570	192

UTILITIES 0.1%
Endesa SA	7,425	138

Total Spain		3,506

SWEDEN 0.1%
INDUSTRIALS 0.1%
SKF AB 'B'	7,690	157

Total Sweden		157

SWITZERLAND 3.7%
CONSUMER DISCRETIONARY 0.2%
Garmin Ltd.	1,871	278

CONSUMER STAPLES 0.2%
Nestle SA	3,930	418

FINANCIALS 0.8%
Swiss Re AG	7,018	903
Zurich Insurance Group AG	942	509

		1,412

HEALTH CARE 1.9%
Novartis AG	16,008	1,550
Roche Holding AG	7,601	1,941

		3,491

MATERIALS 0.6%
Holcim AG	12,128	1,099

Total Switzerland		6,698

TAIWAN 2.1%
INFORMATION TECHNOLOGY 2.1%
ASE Technology Holding Co. Ltd.	71,000	345
Asustek Computer, Inc.	12,000	159
Hon Hai Precision Industry Co. Ltd.	179,000	869
Lite-On Technology Corp.	47,000	156
MediaTek, Inc.	35,000	1,268
Novatek Microelectronics Corp.	13,000	239
Pegatron Corp.	46,000	143
Realtek Semiconductor Corp.	11,000	192
United Microelectronics Corp.	262,000	425

		3,796

Total Taiwan		3,796

TURKEY 0.1%
CONSUMER STAPLES 0.0%
BIM Birlesik Magazalar AS	10,091	109

ENERGY 0.1%
Turkiye Petrol Rafinerileri AS	24,098	132

Total Turkey		241

UNITED KINGDOM 1.9%
COMMUNICATION SERVICES 0.1%
Vodafone Group PLC	319,806	284

CONSUMER STAPLES 0.6%
Imperial Brands PLC	19,457	435

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Tesco PLC	164,086	614

		1,049

FINANCIALS 0.4%
3i Group PLC	22,636	803

INDUSTRIALS 0.7%
BAE Systems PLC	70,526	1,202

MATERIALS 0.1%
Rio Tinto PLC	2,307	146

Total United Kingdom		3,484

UNITED STATES 22.6%
COMMUNICATION SERVICES 1.6%
Clear Channel Outdoor Holdings, Inc. (c)	29,821	49
Electronic Arts, Inc.	5,893	782
iHeartMedia, Inc. 'A' (c)	6,979	15
iHeartMedia, Inc. 'B' «(c)	5,486	10
Verizon Communications, Inc.	47,940	2,011

		2,867

CONSUMER DISCRETIONARY 1.3%
eBay, Inc.	12,071	637
Lennar Corp. 'A'	5,818	1,001
PulteGroup, Inc.	5,012	604

		2,242

CONSUMER STAPLES 5.1%
Altria Group, Inc.	41,136	1,795
Coca-Cola Co.	33,954	2,077
Kimberly-Clark Corp.	7,795	1,008
PepsiCo, Inc.	2,589	453
Philip Morris International, Inc.	7,387	677
Procter & Gamble Co.	7,970	1,293
Target Corp.	10,738	1,903

		9,206

ENERGY 2.0%
ConocoPhillips	4,028	513
HF Sinclair Corp.	3,713	224
Marathon Petroleum Corp.	7,936	1,599
Valero Energy Corp.	7,594	1,296

		3,632

FINANCIALS 1.0%
BlackRock, Inc.	247	206
Hartford Financial Services Group, Inc.	3,568	368
State Street Corp.	1,688	130
Synchrony Financial	9,624	415
T Rowe Price Group, Inc.	5,158	629

		1,748

HEALTH CARE 6.4%
AbbVie, Inc.	15,977	2,909
Amgen, Inc.	1,121	319
Amsurg Equity «(c)(h)	4,188	207
Bristol-Myers Squibb Co.	11,484	623
Gilead Sciences, Inc.	19,603	1,436
Johnson & Johnson	18,223	2,883
Merck & Co., Inc.	13,148	1,735
Pfizer, Inc.	44,720	1,241

		11,353

INDUSTRIALS 1.4%
3M Co.	11,988	1,272
Lockheed Martin Corp.	2,047	931
Neiman Marcus Group Ltd. LLC «(c)(h)	1,124	165
Owens Corning	1,146	191
Westmoreland Mining Holdings «(c)(h)	52	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Westmoreland Mining LLC «(c)(h)		53	0

			2,559

INFORMATION TECHNOLOGY 3.0%
Apple, Inc.		3,003	515
Cisco Systems, Inc.		47,146	2,353
Microsoft Corp.		2,269	955
NetApp, Inc.		4,792	503
QUALCOMM, Inc.		6,028	1,020

			5,346

MATERIALS 0.7%
Nucor Corp.		3,657	724
Steel Dynamics, Inc.		3,575	530

			1,254

UTILITIES 0.1%
Vistra Corp.		3,271	228
Windstream Units «(c)		40	1

			229

Total United States			40,436

Total Common Stocks (Cost $72,932)			85,110

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.5%
BRAZIL 0.0%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/29/2024 (d)(g)		46	2

Total Brazil			2

FRANCE 0.4%
BANKING & FINANCE 0.4%
BPCE SA 6.714% due 10/19/2029 •		250	261
Societe Generale SA 6.691% due 01/10/2034 •		400	420

			681

Total France			681

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 3.547% due 09/18/2031 •		200	176

Total Germany			176

IRELAND 0.2%
INDUSTRIALS 0.2%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(b)	GBP	300	265

Total Ireland			265

ITALY 0.1%
BANKING & FINANCE 0.1%
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	216

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Total Italy			216

JAPAN 0.5%
INDUSTRIALS 0.5%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		868	811

Total Japan			811

LUXEMBOURG 0.1%
INDUSTRIALS 0.1%
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		208	193

UTILITIES 0.0%
FORESEA Holding SA 7.500% due 06/15/2030		27	26

Total Luxembourg			219

PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	100	27

Total Peru			27

SPAIN 0.2%
BANKING & FINANCE 0.2%
Banco Santander SA 6.607% due 11/07/2028		$400	423

Total Spain			423

SWITZERLAND 0.7%
BANKING & FINANCE 0.7%
UBS Group AG
5.959% due 01/12/2034 •		637	654
3.091% due 05/14/2032 •		673	573

			1,227

Total Switzerland			1,227

UNITED KINGDOM 1.2%
BANKING & FINANCE 1.0%
Barclays PLC 7.437% due 11/02/2033 •		700	778
HSBC Holdings PLC 5.402% due 08/11/2033 •		800	798
Nationwide Building Society 6.557% due 10/18/2027 •		200	206

			1,782

INDUSTRIALS 0.2%
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	100	102
Marston's Issuer PLC 7.891% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	192
Mitchells & Butlers Finance PLC 5.793% (BP0003M + 0.450%) due 12/15/2030 ~		68	79

			373

Total United Kingdom			2,155

UNITED STATES 2.0%
BANKING & FINANCE 0.3%
Credit Suisse AG AT1 Claim		$365	42
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	19
JPMorgan Chase & Co. 6.087% due 10/23/2029 •		190	198
VICI Properties LP 4.625% due 06/15/2025		237	233

			499

INDUSTRIALS 1.2%
American Airlines Pass-Through Trust 3.350% due 04/15/2031		7	6
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (a)		86	83
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (a)		130	125
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (a)		156	154
CVS Pass-Through Trust 8.353% due 07/10/2031		342	369
DISH DBS Corp.
5.250% due 12/01/2026		490	387
5.750% due 12/01/2028		200	138
Energy Transfer LP 4.950% due 05/15/2028		4	4
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (a)		10	2
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		408	406
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		230	230
Topaz Solar Farms LLC
5.750% due 09/30/2039		64	64
4.875% due 09/30/2039		8	8
U.S. Renal Care, Inc. 10.625% due 06/28/2028		2	2
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		230	207

			2,185

UTILITIES 0.5%
Pacific Gas & Electric Co.
4.500% due 12/15/2041		2	1
3.400% due 08/15/2024		35	35
3.300% due 03/15/2027		20	19
3.750% due 07/01/2028		110	103
3.250% due 06/01/2031		559	486
4.200% due 03/01/2029		200	190

			834

Total United States			3,518

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^		300	29
6.000% due 05/16/2024 ^		20	2
9.750% due 05/17/2035 ^		20	2

			33

Total Venezuela			33

Total Corporate Bonds & Notes (Cost $10,257)			9,753

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
IRELAND 0.3%
Kinbane DAC 4.698% due 09/25/2062 ~	EUR	520	557

Total Ireland			557

UNITED KINGDOM 1.8%
Avon Finance PLC 6.123% due 12/28/2049 •	GBP	638	806
Bridgegate Funding PLC 7.472% due 10/16/2062 •		1,330	1,709
Eurosail PLC
6.042% due 09/13/2045 •		243	304
6.292% due 06/13/2045 •		262	329

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	142	149

Total United Kingdom			3,297

UNITED STATES 6.6%
Banc of America Alternative Loan Trust 6.000% due 07/25/2046		$38	32
Banc of America Funding Trust 4.806% due 05/20/2036 «~		5	4
Banc of America Mortgage Trust
3.744% due 11/20/2046 ~		3	2
6.000% due 10/25/2036 «		9	7
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 «þ		6	6
Benchmark Mortgage Trust 3.509% due 09/15/2048 ~		865	795
Chase Home Lending Mortgage Trust 3.500% due 06/25/2062 ~		1,569	1,415
Chase Mortgage Finance Trust 4.337% due 09/25/2036 «~		17	14
CIM Trust 5.000% due 05/25/2062 ~		1,435	1,417
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 «		78	41
6.000% due 02/25/2037		49	19
6.250% due 12/25/2036 •		20	8
Countrywide Home Loan Mortgage Pass-Through Trust 5.944% due 07/25/2037 «•		14	4
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036		28	17
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035		308	76
Credit Suisse Mortgage Capital Certificates 3.941% due 12/29/2037 ~		105	56
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.904% due 04/25/2062 ~		1,420	1,327
DBGS Mortgage Trust 8.090% due 10/15/2036 •		900	643
First Horizon Alternative Mortgage Securities Trust 5.795% due 06/25/2036 ~		101	79
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037		2	2
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 ~		36	28
JP Morgan Chase Commercial Mortgage Securities Trust
7.235% due 10/05/2040		400	418
7.955% due 11/15/2038 •		967	950
JP Morgan Mortgage Trust 6.500% due 07/25/2036		78	29
Legacy Mortgage Asset Trust 7.195% due 01/28/2070 •		57	57
Merrill Lynch Mortgage Investors Trust 4.778% due 03/25/2036 ~		9	5
MFA Trust 4.400% due 03/25/2068 þ		1,454	1,412
Morgan Stanley Capital Trust 7.569% due 07/15/2035 •		977	965
OBX Trust 6.294% due 04/25/2048 •		4	4
Residential Accredit Loans, Inc. Trust
5.500% due 03/25/2037		197	152
6.244% due 10/25/2045 «•		43	34
6.250% due 03/25/2037		17	13
Structured Adjustable Rate Mortgage Loan Trust 4.529% due 10/25/2036 ~		1,148	610
Wells Fargo Alternative Loan Trust 5.468% due 07/25/2037 ~		373	338
Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058		248	245
WSTN Trust 6.297% due 07/05/2037 ~		500	505

Total United States			11,729

Total Non-Agency Mortgage-Backed Securities (Cost $16,241)			15,583

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		13	13

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

7.350% due 07/01/2035	4	5

Total Illinois		18

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	39	23
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	26

Total Puerto Rico		49

Total Municipal Bonds & Notes (Cost $71)		67

	SHARES
PREFERRED STOCKS 0.6%
BRAZIL 0.4%
UTILITIES 0.4%
Petroleo Brasileiro SA	110,800	825

Total Brazil		825

GERMANY 0.1%
INDUSTRIALS 0.1%
Bayerische Motoren Werke AG	1,340	144

Total Germany		144

UNITED KINGDOM 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~	880	151

Total United Kingdom		151

Total Preferred Stocks (Cost $904)		1,120

REAL ESTATE INVESTMENT TRUSTS 5.1%
UNITED STATES 5.1%
REAL ESTATE 5.1%
Apartment Income REIT Corp.	13,686	444
Apple Hospitality REIT, Inc.	28,536	467
Boston Properties, Inc.	3,404	222
CareTrust REIT, Inc.	7,226	176
Cousins Properties, Inc.	7,196	173
Crown Castle, Inc.	3,460	366
Digital Realty Trust, Inc.	3,996	576
EPR Properties	9,219	391
Equity Residential	4,128	260
Gaming & Leisure Properties, Inc.	13,194	608
Healthcare Realty Trust, Inc.	18,638	264
Healthpeak Properties, Inc.	12,170	228
Highwoods Properties, Inc.	18,864	494
Kilroy Realty Corp.	8,326	303
Macerich Co.	10,667	184
National Storage Affiliates Trust	8,135	319
Omega Healthcare Investors, Inc.	6,951	220
Park Hotels & Resorts, Inc.	34,339	601
Public Storage	762	221
Realty Income Corp.	4,934	267
Regency Centers Corp.	3,469	210
RLJ Lodging Trust	17,578	208
Simon Property Group, Inc.	3,941	617
Uniti Group, Inc.	28	0
VICI Properties, Inc.	33,594	1,001

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

WP Carey, Inc.		4,466	252

			9,072

Total Real Estate Investment Trusts (Cost $8,460)			9,072

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.6%
ARGENTINA 0.3%
Argentina Government International Bond
0.750% due 07/09/2030 þ		299	154
1.000% due 07/09/2029		31	17
3.500% due 07/09/2041 þ		196	79
3.625% due 07/09/2035 þ		373	156
4.250% due 01/09/2038 þ		269	125
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (d)	ARS	2,272	3
Provincia de Buenos Aires 106.588% due 04/12/2025		21	0

Total Argentina			534

ISRAEL 0.2%
Israel Government International Bond 5.500% due 03/12/2034		$400	397

Total Israel			397

MEXICO 0.5%
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	6,169	320
3.000% due 12/03/2026 (f)		4,383	245
4.000% due 11/30/2028 (f)		487	28
4.000% due 08/24/2034 (f)		162	9
7.500% due 06/03/2027		1,300	74
7.750% due 05/29/2031		300	17
8.500% due 03/01/2029		1,600	93
8.500% due 05/31/2029		1,100	64

Total Mexico			850

PERU 0.0%
Peru Government International Bond
6.150% due 08/12/2032	PEN	4	1
6.900% due 08/12/2037		5	1
6.950% due 08/12/2031		2	1

Total Peru			3

ROMANIA 0.1%
Romania Government International Bond 5.500% due 09/18/2028	EUR	200	223

Total Romania			223

SOUTH AFRICA 0.3%
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	9,600	521

Total South Africa			521

TURKEY 0.2%
Turkey Government International Bond
4.250% due 03/13/2025		$200	198
5.250% due 03/13/2030		200	181

Total Turkey			379

VENEZUELA 0.0%
Venezuela Government International Bond
7.000% due 03/31/2038 (b)		2	0
7.650% due 04/21/2025 (b)		3	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

9.250% due 09/15/2027 ^(b)	44	8

Total Venezuela		8

Total Sovereign Issues (Cost $3,217)		2,915

U.S. GOVERNMENT AGENCIES 27.5%
UNITED STATES 27.5%
Ginnie Mae 5.500% due 07/20/2053 - 08/20/2053	392	391
Ginnie Mae, TBA
3.500% due 04/01/2054	100	91
4.500% due 04/01/2054	600	577
5.000% due 05/01/2054	300	295
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 05/01/2052	332	286
3.500% due 02/01/2050	28	26
4.000% due 08/01/2042 - 10/01/2042	97	92
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2054	3,900	3,356
3.500% due 05/01/2054	3,100	2,776
4.000% due 05/01/2054	8,400	7,783
4.500% due 04/01/2054	4,300	4,095
5.000% due 05/01/2054	5,300	5,173
5.500% due 05/01/2054	5,000	4,975
6.000% due 05/01/2054	9,200	9,283
6.500% due 04/01/2054	8,800	8,992
7.000% due 05/01/2054	1,000	1,030

Total U.S. Government Agencies (Cost $49,217)		49,221

U.S. TREASURY OBLIGATIONS 9.6%
UNITED STATES 9.6%
U.S. Treasury Bonds
2.875% due 11/15/2046	600	463
3.000% due 02/15/2049	1,133	884
4.375% due 08/15/2043	300	296
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024	2,182	2,184
0.125% due 10/15/2024 (k)	1,659	1,648
0.125% due 04/15/2025	559	545
0.125% due 07/15/2030	337	304
0.125% due 07/15/2031	2,451	2,169
0.125% due 02/15/2051	355	213
0.250% due 01/15/2025	598	587
0.250% due 07/15/2029 (k)	866	798
0.375% due 07/15/2025	61	60
0.375% due 01/15/2027	41	39
0.375% due 07/15/2027	13	12
0.625% due 07/15/2032	637	578
0.750% due 07/15/2028	258	247
0.875% due 01/15/2029	424	404
1.000% due 02/15/2048	125	99
1.000% due 02/15/2049	123	96
1.375% due 07/15/2033	1,117	1,073
2.375% due 01/15/2025	151	150
U.S. Treasury Notes
0.500% due 10/31/2027	100	87
0.625% due 11/30/2027	550	481
0.625% due 12/31/2027	220	192
0.750% due 01/31/2028	110	96
2.375% due 03/31/2029	2,800	2,567
4.000% due 10/31/2029	800	791

Total U.S. Treasury Obligations (Cost $18,527)		17,063

	SHARES
WARRANTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	132	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Total Warrants (Cost $53)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (i) 0.5%			902

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	3,289	3

JAPAN TREASURY BILLS 0.2%
(0.257)% due 04/04/2024 (d)(e)	JPY	64,000	423

Total Short-Term Instruments (Cost $1,355)			1,328

Total Investments in Securities (Cost $206,940)			216,072

		SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III		823,270	8,008

Total Short-Term Instruments (Cost $8,008)			8,008

Total Investments in Affiliates (Cost $8,008)			8,008

Total Investments 125.3% (Cost $214,948)			$224,080
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $(533))			(5)
Other Assets and Liabilities, net (25.3)%			(45,270)

Net Assets 100.0%			$178,805

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$175	$207	0.12%
Intelsat Emergence SA	06/19/2017 - 07/03/2023	208	79	0.04
Neiman Marcus Group Ltd. LLC	09/25/2020	36	165	0.09
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023	0	0	0.00

$419	$451	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$902	U.S. Treasury Notes 5.000% due 09/30/2025	$(920)	$902	$902

Total Repurchase Agreements	$(920)	$902	$902

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
United States (0.2)%
Ginnie Mae, TBA	5.500%	04/01/2054	$300	$(297)	$(300)

Total Short Sales (0.2)%	$(297)	$(300)

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures	$108.500	04/26/2024	1	$1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note May Futures	109.000	04/26/2024	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note May Futures	111.500	04/26/2024	1	1	0	(1)
Call - CBOT U.S. Treasury 10-Year Note May Futures	113.000	04/26/2024	1	1	(1)	0

Total Written Options	$(1)	$(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	1	$204	$0	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2024	4	428	1	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2024	100	11,080	77	0	(8)

$78	$0	$(9)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	1	$(239)	$6	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	1	(241)	4	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(474)	14	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(480)	10	1	0
3-Month SOFR Active Contract March Futures	06/2024	3	(710)	21	0	0
3-Month SOFR Active Contract March Futures	06/2025	1	(239)	5	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(241)	4	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(476)	13	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(240)	4	0	0
Australia Government 10-Year Bond June Futures	06/2024	18	(1,367)	1	0	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	14	(1,605)	(16)	0	0
U.S. Treasury Long-Term Bond June Futures	06/2024	9	(1,084)	(25)	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	4	(516)	(15)	0	(2)

$26	$1	$(11)

Total Futures Contracts	$104	$1	$(20)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.595%	$600	$(5)	$15	$10	$0	$0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.841	200	24	1	25	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.576	600	52	5	57	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.400	500	11	(5)	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.518	250	0	5	5	0	0

$82	$21	$103	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$18	$(3)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	600	(30)	16	(14)	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	4,851	27	337	364	2	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	1,200	85	4	89	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	2,100	47	1	48	0	0

$108	$376	$484	$2	$0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	3,500	$65	$10	$75	$8	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,300	(21)	(3)	(24)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	30	34	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	46	71	117	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		90,200	2	11	13	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		48,000	13	25	38	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		9,000	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		$27,940	(44)	(45)	(89)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		16,380	(10)	6	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024		600	(3)	(6)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		300	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		1,400	(7)	(12)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		800	(4)	(7)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024		3,100	(113)	163	50	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		3,200	0	90	90	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		1,600	0	45	45	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		14,420	(42)	(146)	(188)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		8,480	12	(53)	(41)	0	(5)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,200	15	57	72	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	47	47	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026	100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	1,000	9	80	89	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	2,300	(188)	258	70	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	170	1	5	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	100	(2)	10	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	100	(5)	12	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	100	0	(9)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	200	0	(17)	(17)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	100	0	(9)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	100	0	(9)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	500	0	46	46	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	2,400	(6)	(204)	(210)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	200	0	(17)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	1,200	0	106	106	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	4,900	(13)	(386)	(399)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	200	0	(13)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	200	8	18	26	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	200	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	900	(7)	(41)	(48)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	200	14	2	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028	400	0	(45)	(45)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	100	0	12	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	1,610	(67)	(171)	(238)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	4,900	(419)	791	372	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,110	2	100	102	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	200	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(58)	(49)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,690	10	17	27	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(23)	(24)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	4	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(29)	(38)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	36	54	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	22	38	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,400	(63)	86	23	5	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	20	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	38	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	28	148	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	62	40	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	42	24	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	21	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(96)	478	382	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	136	171	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	23	23	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	16	62	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	7	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	377	551	4	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(91)	(140)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	0	18	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(18)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(18)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(18)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(17)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(29)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(68)	(70)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(33)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(24)	(45)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(23)	(26)	(49)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	35	70	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	60	306	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	215	278	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	130	99	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	(11)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	51	61	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	(3)	(3)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		40	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	56	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	55	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	519	250	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	57	33	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	54	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	274	185	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	161	117	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	353	170	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	142	180	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(41)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(354)	(361)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	38	37	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(5)	(6)	0	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		200	0	0	0	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		200	0	0	0	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,000	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		900	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		900	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	0	0	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	0	0	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	0	0	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	800	(2)	11	9	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		400	(1)	6	5	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/11/2024		300	(1)	4	3	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		600	(1)	8	7	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		300	(1)	5	4	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		300	(1)	5	4	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		300	(1)	5	4	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		400	(1)	6	5	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		300	(1)	5	4	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(592)	(109)	1	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	25	22	5	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		300	4	1	5	1	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	0	0	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		2,700	41	(8)	33	9	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		800	(2)	134	132	0	(2)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(33)	(25)	3	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	6	6	1	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(3)	(3)	0	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(3)	(3)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		1,000	(21)	(2)	(23)	0	(6)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	77	86	0	(3)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	8,800	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		3,700	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		3,600	0	1	1	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	9	(27)	(18)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(100)	(65)	0	(1)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(218)	(121)	0	(2)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		1,000	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		1,500	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		700	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		400	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	28	6	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	109	23	0	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	11	3	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	7	2	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	19	4	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	19	4	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		1,300	(1)	(1)	(2)	0	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		2,300	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		3,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		1,500	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		800	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		4,600	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		800	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		1,600	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		300	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		900	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		800	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		1,300	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		500	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.770	Lunar	03/01/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.780	Lunar	03/01/2029		200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.720	Lunar	03/07/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	03/07/2029		200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		400	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.683	Lunar	05/31/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		700	3	0	3	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		2,900	12	1	13	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		700	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		1,700	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	(4)	(2)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(2)	(1)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	(9)	12	3	0	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	1,200	(20)	9	(11)	0	(1)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(16)	(16)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(14)	(14)	0	0
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(11)	(12)	0	0

							$(558)	$3,047	$2,489	$106	$(87)

Total Swap Agreements							$(368)	$3,444	$3,076	$109	$(87)

(k)	Securities with an aggregate market value of $912 and cash of $1,702 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2024	IDR	227,152		$14	$0	$0
	04/2024	KRW	11,763		9	0	0
	06/2024		64,801		50	2	0
BPS	04/2024	BRL	660		132	1	0
	04/2024	CNH	1,102		154	2	0
	04/2024	CNY	219		31	0	0
	04/2024	GBP	3,181		4,038	23	0
	04/2024	IDR	467,319		29	0	0
	04/2024	JPY	77,109		510	1	0
	04/2024	KRW	32,282		24	0	0
	04/2024		$132	BRL	660	0	(1)
	04/2024		56	CNH	407	0	0
	04/2024		40	EUR	37	0	0
	04/2024		3,928	GBP	3,103	0	(11)
	04/2024		676	JPY	98,814	0	(23)
	05/2024	BRL	352		$70	1	0
	05/2024	CNH	406		56	0	0
	05/2024	GBP	3,103		3,929	12	0
	05/2024	MXN	964		57	0	0
	05/2024	TWD	1,669		54	2	0
	05/2024		$510	JPY	76,757	0	(1)
	06/2024	KRW	378,221		$287	6	0
	06/2024	TWD	14,247		460	13	0
	06/2024		$76	IDR	1,200,655	0	(1)
	06/2024		319	INR	26,534	0	(1)
	07/2024	BRL	310		$62	0	0
BRC	04/2024	CNH	1,536		$214	2	0
	04/2024	IDR	163,018		10	0	0
	04/2024	JPY	36,000		257	19	0
	04/2024		$411	TRY	13,278	0	(6)
	05/2024		180		6,063	0	0
	06/2024	KRW	173,686		$133	4	0
	06/2024		$6	IDR	90,754	0	0
	06/2024		47	TRY	1,713	1	0
	09/2024		11		450	0	0
CBK	04/2024	CNH	1,223		$170	2	0
	04/2024	JPY	28,000		200	15	0
	04/2024	MXN	909		54	0	(1)
	06/2024		1,159		68	0	(1)
DUB	04/2024	BRL	137		28	0	0
	04/2024	IDR	650,973		41	0	0
	04/2024		$28	BRL	137	0	0
	05/2024	EUR	1,288		$1,397	5	0
	06/2024	KRW	187,769		144	5	0
	06/2024		$114	INR	9,456	0	(1)
	03/2025		9	TRY	413	0	0
FAR	04/2024	JPY	228,647		$1,512	2	0
	05/2024		$1,512	JPY	227,610	0	(2)
GLM	04/2024	EUR	1,325		$1,438	9	0
	05/2024		$55	TRY	1,886	1	0
	06/2024	IDR	785,679		$50	0	0
	06/2024		$66	MXN	1,121	0	0
	09/2024		59	TRY	2,345	2	0
JPM	04/2024	BRL	88		$18	0	0
	04/2024	CAD	2,844		2,108	8	0
	04/2024	KRW	23,039		17	0	0
	04/2024	MXN	870		52	0	(1)
	04/2024		$18	BRL	88	0	0
	05/2024		3,048		15,049	0	(57)
	05/2024		38	TRY	1,335	0	0
	06/2024	KRW	257,513		$198	6	0
	06/2024	MXN	4		0	0	0
	06/2024	TWD	20,951		681	24	0
	06/2024		$221	IDR	3,493,400	0	(2)
	07/2024	BRL	89		$18	0	0
	03/2025		$8	TRY	365	0	0
MBC	04/2024	BRL	40		$8	0	0
	04/2024	CNH	2,276		317	3	0
	04/2024	IDR	78,357		5	0	0
	04/2024		$8	BRL	40	0	0
	04/2024		2,098	CAD	2,845	3	0
	04/2024		662	JPY	99,137	0	(7)
	05/2024	CAD	2,844		$2,098	0	(3)
MYI	04/2024	BRL	40		8	0	0
	04/2024	CNH	1,057		148	2	0
	04/2024	JPY	57,240		379	0	0
	04/2024		$8	BRL	40	0	0
	04/2024		30	CNY	216	0	0
	04/2024		1,107	JPY	165,133	0	(17)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

	05/2024	CNY	216		$30		0	0
	05/2024		$379	JPY	56,979		0	0
	06/2024	KRW	116,853		$90		3	0
	06/2024		$81	IDR	1,271,985		0	(1)
RBC	04/2024		1	MXN	16		0	0
	06/2024		54		906		0	0
SCX	04/2024	CNH	4,605		$641		6	0
	04/2024		$99	GBP	78		0	(1)
	06/2024	KRW	126,465		$96		2	0
	06/2024		$114	IDR	1,803,976		0	0
	06/2024		621	INR	51,644		0	(3)
SSB	05/2024		196	MXN	3,328		3	0
UAG	04/2024		262	ZAR	4,911		0	(3)

Total Forward Foreign Currency Contracts							$190	$(144)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	04/02/2024	$100	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	04/08/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/08/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/18/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/18/2024	100	0	0
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.480	04/29/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.780	04/29/2024	100	0	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	100	(1)	(2)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	200	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.705	04/22/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.105	04/22/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	100	0	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	200	(2)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.430	04/12/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/12/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/08/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/08/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	04/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.080	04/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.685	04/18/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/18/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.085	04/18/2024	100	(1)	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	04/18/2024	100	0	0
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/22/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/22/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	04/12/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	04/12/2024	100	0	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/02/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	04/02/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.627	04/01/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.688	04/01/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.024	04/01/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.027	04/01/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.088	04/01/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.678	04/25/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.078	04/25/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	100	0	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	100	(1)	(2)

$(26)	$(27)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2054	$96.180	04/04/2024	$	500	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2054	96.766	04/04/2024	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	95.656	05/06/2024	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	97.656	05/06/2024	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2054	96.195	06/06/2024	100	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2054	99.195	06/06/2024	100	0	0

$(5)	$(2)

Total Written Options	$(31)	$(29)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	0.122%	$40	$(1)	$1	$0	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.274	300	(5)	7	2	0
Israel Government International Bond	1.000	Quarterly	06/20/2027	0.915	100	(1)	1	0	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.274	200	(3)	4	1	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.202	100	(9)	8	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	100	(1)	2	1	0
Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.668	100	(11)	11	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.531	100	0	2	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.723	100	(2)	3	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.835	300	(3)	5	2	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.600	200	(9)	7	0	(2)

							$(46)	$53	$10	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$4,000	$(85)	$83	$0	$(2)
MYC	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	5,700	(2)	(27)	0	(29)

							$(87)	$56	$0	$(31)

Total Swap Agreements							$(133)	$109	$10	$(34)

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$4,917	$0	$4,917
Ireland	0	270	0	270
United States	0	18,234	20	18,254
Loan Participations and Assignments
Jersey, Channel Islands	0	0	269	269
Netherlands	0	2	0	2
United States	0	548	580	1,128
Common Stocks
Australia
Consumer Staples	0	123	0	123
Industrials	0	341	0	341
Materials	0	925	0	925
Austria
Financials	0	356	0	356
Belgium
Financials	0	242	0	242
Brazil
Consumer Staples	273	0	0	273
Energy	661	0	0	661
Financials	338	0	0	338
Materials	691	0	0	691
Canada
Energy	355	0	0	355
Financials	311	0	0	311
China
Energy	0	420	0	420
Financials	0	1,892	0	1,892
Health Care	0	161	0	161
Czech Republic
Utilities	129	0	0	129
Denmark
Industrials	0	125	0	125
France
Financials	0	1,705	0	1,705
Industrials	0	1,876	0	1,876
Utilities	0	343	0	343
Germany
Industrials	0	507	0	507
Materials	0	333	0	333
Utilities	0	208	0	208
Hong Kong
Real Estate	0	126	0	126
Utilities	0	239	0	239
Indonesia
Communication Services	0	253	0	253
Industrials	0	149	0	149
Ireland
Materials	1,025	0	0	1,025
Italy
Financials	0	1,467	0	1,467
Utilities	0	1,249	0	1,249
Japan
Communication Services	0	1,075	0	1,075
Consumer Discretionary	0	442	0	442
Consumer Staples	0	493	0	493
Financials	0	434	0	434
Industrials	0	2,522	0	2,522
Luxembourg
Financials	0	0	79	79
Industrials	0	0	53	53
Mexico
Consumer Staples	0	297	0	297
Materials	0	432	0	432
Netherlands
Communication Services	0	125	0	125
Consumer Discretionary	0	722	0	722
Financials	0	280	0	280
Norway
Energy	0	744	0	744
Poland
Energy	0	216	0	216
Financials	0	358	0	358
Portugal
Consumer Staples	0	130	0	130
Singapore
Financials	0	131	0	131
South Africa
Financials	261	511	0	772
South Korea
Consumer Discretionary	0	505	0	505
Financials	0	159	0	159
Spain
Consumer Discretionary	0	777	0	777
Energy	0	218	0	218

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Financials	0	2,181	0	2,181
Industrials	0	192	0	192
Utilities	0	138	0	138
Sweden
Industrials	0	157	0	157
Switzerland
Consumer Discretionary	278	0	0	278
Consumer Staples	0	418	0	418
Financials	0	1,412	0	1,412
Health Care	0	3,491	0	3,491
Materials	0	1,099	0	1,099
Taiwan
Information Technology	0	3,796	0	3,796
Turkey
Consumer Staples	0	109	0	109
Energy	132	0	0	132
United Kingdom
Communication Services	0	284	0	284
Consumer Staples	0	1,049	0	1,049
Financials	0	803	0	803
Industrials	0	1,202	0	1,202
Materials	0	146	0	146
United States
Communication Services	2,857	0	10	2,867
Consumer Discretionary	2,242	0	0	2,242
Consumer Staples	9,206	0	0	9,206
Energy	3,632	0	0	3,632
Financials	1,748	0	0	1,748
Health Care	11,146	0	207	11,353
Industrials	2,394	0	165	2,559
Information Technology	5,346	0	0	5,346
Materials	1,254	0	0	1,254
Utilities	228	0	1	229
Corporate Bonds & Notes
Brazil
Industrials	0	2	0	2
France
Banking & Finance	0	681	0	681
Germany
Banking & Finance	0	176	0	176
Ireland
Industrials	0	265	0	265
Italy
Banking & Finance	0	216	0	216
Japan
Industrials	0	811	0	811
Luxembourg
Industrials	0	193	0	193
Utilities	0	26	0	26
Peru
Banking & Finance	0	27	0	27
Spain
Banking & Finance	0	423	0	423
Switzerland
Banking & Finance	0	1,227	0	1,227
United Kingdom
Banking & Finance	0	1,782	0	1,782
Industrials	0	373	0	373
United States
Banking & Finance	0	499	0	499
Industrials	0	2,185	0	2,185
Utilities	0	834	0	834
Venezuela
Industrials	0	33	0	33
Non-Agency Mortgage-Backed Securities
Ireland	0	557	0	557
United Kingdom	0	3,297	0	3,297
United States	0	11,619	110	11,729
Municipal Bonds & Notes
Illinois	0	18	0	18
Puerto Rico	0	49	0	49
Preferred Stocks
Brazil
Utilities	825	0	0	825
Germany
Industrials	0	144	0	144
United Kingdom
Banking & Finance	0	151	0	151
Real Estate Investment Trusts
United States
Real Estate	9,072	0	0	9,072
Sovereign Issues
Argentina	0	534	0	534
Israel	0	397	0	397
Mexico	0	850	0	850
Peru	0	3	0	3

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2024 (Unaudited)

Romania	0	223	0	223
South Africa	0	521	0	521
Turkey	0	379	0	379
Venezuela	0	8	0	8
U.S. Government Agencies
United States	0	49,221	0	49,221
U.S. Treasury Obligations
United States	0	17,063	0	17,063
Short-Term Instruments
Repurchase Agreements	0	902	0	902
Short-Term Notes	0	3	0	3
Japan Treasury Bills	0	423	0	423

	$54,404	$160,174	$1,494	$216,072
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,008	$0	$0	$8,008

Total Investments	$62,412	$160,174	$1,494	$224,080

Short Sales, at Value - Liabilities
U.S. Government Agencies
United States	$0	$(300)	$0	$(300)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	110	0	110
Over the counter	0	200	0	200

	$0	$310	$0	$310
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(101)	0	(108)
Over the counter	0	(207)	0	(207)

	$(7)	$(308)	$0	$(315)

Total Financial Derivative Instruments	$(7)	$2	$0	$(5)

Totals	$62,405	$159,876	$1,494	$223,775

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAE Emerging Markets Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
COMMON STOCKS 94.6%
BRAZIL 3.4%
CONSUMER DISCRETIONARY 0.2%
Vibra Energia SA	829,600	$4,137

CONSUMER STAPLES 0.2%
JBS SA	398,000	1,706
Marfrig Global Foods SA (a)	398,100	818

		2,524

ENERGY 0.2%
Ultrapar Participacoes SA	498,165	2,828

FINANCIALS 1.3%
Banco do Brasil SA	255,340	2,883
Banco Santander Brasil SA	234,600	1,334
Cielo SA	16,220,245	17,464

		21,681

INDUSTRIALS 0.4%
Embraer SA (a)	868,485	5,768

MATERIALS 1.1%
Vale SA	1,470,700	17,838

Total Brazil		54,776

CHILE 0.7%
CONSUMER STAPLES 0.4%
Cencosud SA	2,655,166	4,607
Cia Cervecerias Unidas SA	139,270	827

		5,434

FINANCIALS 0.1%
Banco Santander Chile	32,751,635	1,631

UTILITIES 0.2%
Colbun SA	6,363,155	825
Enel Chile SA	43,137,439	2,593

		3,418

Total Chile		10,483

CHINA 27.4%
COMMUNICATION SERVICES 1.4%
China Tower Corp. Ltd. 'H'	16,618,000	1,912
China United Network Communications Ltd. 'A'	10,373,300	6,623
NetEase, Inc.	118,930	12,306
Tencent Music Entertainment Group ADR (a)	176,425	1,974

		22,815

CONSUMER DISCRETIONARY 2.1%
BAIC Motor Corp. Ltd. 'H'	9,395,500	2,573
Dongfeng Motor Group Co. Ltd. 'H'	2,100,000	878
Huayu Automotive Systems Co. Ltd. 'A'	171,000	390
SAIC Motor Corp. Ltd. 'A'	661,100	1,368
Topsports International Holdings Ltd.	3,611,000	2,422

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Vipshop Holdings Ltd.	1,595,073	26,398

		34,029

CONSUMER STAPLES 0.1%
Henan Shuanghui Investment & Development Co. Ltd. 'A'	44,300	158
Hengan International Group Co. Ltd.	248,000	782
Tingyi Cayman Islands Holding Corp.	452,000	496

		1,436

ENERGY 6.4%
China Petroleum & Chemical Corp. 'H'	79,268,400	45,082
China Shenhua Energy Co. Ltd. 'H'	1,823,000	7,171
PetroChina Co. Ltd. 'H'	58,380,000	50,068

		102,321

FINANCIALS 12.7%
Agricultural Bank of China Ltd. 'H'	22,627,000	9,551
Bank of Beijing Co. Ltd. 'A'	593,000	464
Bank of China Ltd. 'H'	96,397,000	39,524
Bank of Shanghai Co. Ltd. 'A'	183,600	171
China Cinda Asset Management Co. Ltd. 'H'	29,888,000	2,484
China Construction Bank Corp. 'H'	118,778,000	71,679
China Everbright Bank Co. Ltd. 'H'	1,717,000	494
Industrial & Commercial Bank of China Ltd. 'H'	83,159,000	41,799
Industrial Bank Co. Ltd. 'A' (a)	720,600	1,621
Lufax Holding Ltd. ADR	338,217	1,427
People's Insurance Co. Group of China Ltd. 'H'	2,829,000	904
PICC Property & Casualty Co. Ltd. 'H'	10,232,000	13,504
Ping An Insurance Group Co. of China Ltd. 'H'	4,580,500	19,447
Shanghai Pudong Development Bank Co. Ltd. 'A'	782,700	777

		203,846

HEALTH CARE 0.8%
China Resources Pharmaceutical Group Ltd.	5,768,500	3,688
Sinopharm Group Co. Ltd. 'H'	3,711,200	9,517

		13,205

INDUSTRIALS 1.8%
China Communications Services Corp. Ltd. 'H'	6,218,000	2,902
China State Construction Engineering Corp. Ltd. 'A'	5,847,300	4,225
CITIC Ltd.	3,606,000	3,471
CRRC Corp. Ltd. 'H'	9,383,000	5,065
Daqin Railway Co. Ltd. 'A'	2,469,300	2,501
Fosun International Ltd.	382,000	199
Metallurgical Corp. of China Ltd. 'H'	3,551,000	758
Sinopec Engineering Group Co. Ltd. 'H'	2,894,500	1,668
Sinotrans Ltd. 'H'	2,074,000	1,013
Sinotruk Hong Kong Ltd.	1,664,500	4,087
Weichai Power Co. Ltd. 'H'	1,074,000	2,049
Xiamen ITG Group Corp. Ltd. 'A'	962,200	956

		28,894

INFORMATION TECHNOLOGY 1.7%
AAC Technologies Holdings, Inc.	1,191,500	4,002
BYD Electronic International Co. Ltd.	639,500	2,361
FIH Mobile Ltd. (a)	10,077,000	657
Lenovo Group Ltd.	16,432,000	19,038
Sunny Optical Technology Group Co. Ltd.	316,400	1,620

		27,678

MATERIALS 0.2%
Angang Steel Co. Ltd. 'H'	4,318,000	719
Baoshan Iron & Steel Co. Ltd. 'A'	1,468,200	1,315
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	11,526,000	1,518

		3,552

REAL ESTATE 0.2%
Agile Group Holdings Ltd. (a)(c)	3,268,000	264
Country Garden Holdings Co. Ltd. (a)(c)	6,194,000	385
Guangzhou R&F Properties Co. Ltd. 'H' (a)(c)	2,261,400	252
Jinke Properties Group Co. Ltd. 'A'	7,564,300	1,518
Seazen Group Ltd. (a)	1,160,000	156
Shui On Land Ltd.	7,148,000	612

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Sino-Ocean Group Holding Ltd. (a)(c)	3,711,500	135

		3,322

UTILITIES 0.0%
CGN Power Co. Ltd. 'H'	1,300,000	386

Total China		441,484

GREECE 0.7%
COMMUNICATION SERVICES 0.2%
Hellenic Telecommunications Organization SA	160,498	2,367

CONSUMER DISCRETIONARY 0.0%
JUMBO SA	18,186	524

ENERGY 0.1%
Motor Oil Hellas Corinth Refineries SA	73,625	2,194

FINANCIALS 0.4%
Alpha Services & Holdings SA (a)	1,030,617	1,810
National Bank of Greece SA (a)	312,429	2,446
Piraeus Financial Holdings SA (a)	582,844	2,435

		6,691

Total Greece		11,776

HONG KONG 1.0%
FINANCIALS 0.0%
China Taiping Insurance Holdings Co. Ltd.	768,800	674

INDUSTRIALS 0.1%
China Everbright Environment Group Ltd.	435,000	169
Shanghai Industrial Holdings Ltd.	713,000	944
Shenzhen International Holdings Ltd.	848,500	652

		1,765

REAL ESTATE 0.0%
Shenzhen Investment Ltd.	1,528,000	199

UTILITIES 0.9%
Beijing Enterprises Holdings Ltd.	215,000	625
Beijing Enterprises Water Group Ltd.	696,000	155
China Resources Power Holdings Co. Ltd.	2,214,000	5,171
Kunlun Energy Co. Ltd.	9,900,000	8,270

		14,221

Total Hong Kong		16,859

INDIA 20.3%
COMMUNICATION SERVICES 0.3%
Indus Towers Ltd. (a)	1,520,080	5,317

CONSUMER DISCRETIONARY 0.9%
Apollo Tyres Ltd.	300,028	1,684
Bajaj Auto Ltd.	15,782	1,736
Hero MotoCorp Ltd.	128,187	7,278
Mahindra & Mahindra Ltd.	78,276	1,808
Rajesh Exports Ltd.	488,242	1,545

		14,051

CONSUMER STAPLES 0.6%
ITC Ltd.	1,751,568	9,020

ENERGY 6.2%
Bharat Petroleum Corp. Ltd.	1,487,040	10,772
Coal India Ltd.	2,506,248	13,105
Hindustan Petroleum Corp. Ltd.	2,369,717	13,528
Indian Oil Corp. Ltd.	13,505,815	27,253
Oil & Natural Gas Corp. Ltd.	7,262,869	23,445
Oil India Ltd.	1,199,658	8,667

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Petronet LNG Ltd.	1,272,379	4,029

		100,799

FINANCIALS 4.0%
General Insurance Corp. of India	430,740	1,708
Housing & Urban Development Corp. Ltd.	1,072,205	2,420
Indiabulls Housing Finance Ltd. 'L'	8,038,879	16,263
Power Finance Corp. Ltd.	5,134,929	24,092
RBL Bank Ltd.	757,769	2,189
REC Ltd.	3,357,109	18,222

		64,894

HEALTH CARE 0.5%
Aurobindo Pharma Ltd.	320,002	4,193
Glenmark Pharmaceuticals Ltd.	271,605	3,125

		7,318

INDUSTRIALS 1.3%
Bharat Heavy Electricals Ltd.	6,021,437	17,911
Larsen & Toubro Ltd.	59,735	2,702

		20,613

INFORMATION TECHNOLOGY 0.3%
Oracle Financial Services Software Ltd.	19,915	2,104
Redington Ltd.	1,031,393	2,584

		4,688

MATERIALS 3.7%
EID Parry India Ltd.	101,448	665
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	177,756	1,336
Gujarat State Fertilizers & Chemicals Ltd.	130,027	306
Jindal Saw Ltd.	440,562	2,283
Jindal Steel & Power Ltd.	769,874	7,885
National Aluminium Co. Ltd.	8,352,979	15,344
Rain Industries Ltd.	246,192	446
Steel Authority of India Ltd.	6,424,684	10,389
Vedanta Ltd.	6,612,712	21,647

		60,301

UTILITIES 2.5%
CESC Ltd.	153,587	225
GAIL India Ltd.	4,434,880	9,653
NLC India Ltd.	252,830	694
NTPC Ltd.	3,438,782	13,897
Power Grid Corp. of India Ltd.	1,412,853	4,690
PTC India Ltd.	1,268,412	2,836
Reliance Infrastructure Ltd.	1,171,281	3,823
Reliance Power Ltd. (a)	11,074,067	3,754

		39,572

Total India		326,573

INDONESIA 2.1%
COMMUNICATION SERVICES 0.1%
Telkom Indonesia Persero Tbk PT	8,672,100	1,907

CONSUMER STAPLES 0.1%
Gudang Garam Tbk PT	525,500	660
Hanjaya Mandala Sampoerna Tbk PT	14,196,100	770
Unilever Indonesia Tbk PT	2,710,400	461

		1,891

ENERGY 0.8%
Adaro Energy Indonesia Tbk PT	21,804,100	3,715
AKR Corporindo Tbk PT	10,764,700	1,168
Bukit Asam Tbk PT	5,917,800	1,109
Indo Tambangraya Megah Tbk PT	2,809,500	4,733
United Tractors Tbk PT	1,367,200	2,085

		12,810

FINANCIALS 0.6%
Bank Mandiri Persero Tbk PT	19,983,900	9,093

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Bank Negara Indonesia Persero Tbk PT	2,486,100	925

		10,018

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	9,719,800	904

INDUSTRIALS 0.1%
Astra International Tbk PT	7,442,400	2,418

MATERIALS 0.1%
Indocement Tunggal Prakarsa Tbk PT	2,214,300	1,222
Semen Indonesia Persero Tbk PT	2,071,778	771

		1,993

UTILITIES 0.2%
Perusahaan Gas Negara Tbk PT	28,783,900	2,470

Total Indonesia		34,411

MALAYSIA 1.7%
COMMUNICATION SERVICES 0.1%
Telekom Malaysia Bhd	731,500	929

CONSUMER DISCRETIONARY 0.1%
Genting Bhd	1,709,400	1,707

ENERGY 0.0%
Petronas Dagangan Bhd	127,700	580

FINANCIALS 0.5%
Alliance Bank Malaysia Bhd	337,200	262
AMMB Holdings Bhd	1,614,000	1,422
Malayan Banking Bhd	2,858,700	5,831
Public Bank Bhd	77,400	69
RHB Bank Bhd	489,300	583

		8,167

HEALTH CARE 0.2%
Hartalega Holdings Bhd (a)	1,945,300	1,130
Kossan Rubber Industries Bhd	759,100	314
Supermax Corp. Bhd	1,663,000	287
Top Glove Corp. Bhd (a)	9,407,900	1,590

		3,321

INDUSTRIALS 0.3%
Capital A Bhd (a)	18,237,700	2,736
IJM Corp. Bhd	2,343,800	1,200
MISC Bhd	503,900	814
Sime Darby Bhd	565,400	311

		5,061

UTILITIES 0.5%
Petronas Gas Bhd	147,800	549
Tenaga Nasional Bhd	2,223,000	5,279
YTL Corp. Bhd	2,632,300	1,452

		7,280

Total Malaysia		27,045

MEXICO 3.3%
COMMUNICATION SERVICES 0.0%
Megacable Holdings SAB de CV	61,239	171

CONSUMER DISCRETIONARY 0.0%
Nemak SAB de CV (a)	3,123,100	617

CONSUMER STAPLES 0.1%
Gruma SAB de CV 'B'	28,036	524

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Grupo Bimbo SAB de CV 'A'	200,905	952

		1,476

FINANCIALS 0.3%
Grupo Financiero Inbursa SAB de CV (a)	1,291,098	3,989

INDUSTRIALS 0.3%
Alfa SAB de CV 'A'	6,080,441	4,525

MATERIALS 2.6%
Alpek SAB de CV (c)	1,105,306	815
Cemex SAB de CV	43,495,192	39,204
Orbia Advance Corp. SAB de CV	1,168,200	2,445

		42,464

Total Mexico		53,242

PHILIPPINES 0.3%
COMMUNICATION SERVICES 0.1%
PLDT, Inc.	79,155	1,926

ENERGY 0.1%
Semirara Mining & Power Corp.	2,254,300	1,398

INDUSTRIALS 0.1%
Alliance Global Group, Inc.	4,455,700	805
DMCI Holdings, Inc.	6,574,800	1,329

		2,134

Total Philippines		5,458

POLAND 1.6%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA	179,209	482

FINANCIALS 1.3%
Bank Polska Kasa Opieki SA	144,922	6,586
Powszechna Kasa Oszczednosci Bank Polski SA	146,453	2,173
Powszechny Zaklad Ubezpieczen SA	751,427	9,177
Santander Bank Polska SA	23,927	3,407

		21,343

UTILITIES 0.2%
PGE Polska Grupa Energetyczna SA (a)	1,652,218	2,977
Tauron Polska Energia SA	485,956	372

		3,349

Total Poland		25,174

QATAR 0.0%
COMMUNICATION SERVICES 0.0%
Ooredoo QPSC	125,844	366

Total Qatar		366

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(c)	290,070	0
Rostelecom PJSC «(c)	341,490	0
Sistema AFK PAO «	1,963,160	0

		0

ENERGY 0.0%
Gazprom PJSC «	3,725,600	0
LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	4,916,745	0

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

VTB Bank PJSC «(a)	23,863,615,853	25

		25

MATERIALS 0.0%
Alrosa PJSC «	2,122,120	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0
MMC Norilsk Nickel PJSC «	3,797	0
Novolipetsk Steel PJSC «(a)	3,113,725	0
Severstal PAO «	339,609	0

		0

UTILITIES 0.0%
Federal Grid Co. - Rosseti PJSC «	591,291,707	1
Inter RAO UES PJSC «	15,264,000	0
Unipro PJSC «	3,938,000	0

		1

Total Russia		26

SAUDI ARABIA 0.4%
COMMUNICATION SERVICES 0.3%
Saudi Telecom Co.	400,371	4,227

CONSUMER DISCRETIONARY 0.0%
Jarir Marketing Co.	97,349	381

MATERIALS 0.0%
Yanbu National Petrochemical Co.	54,558	542

UTILITIES 0.1%
Saudi Electricity Co.	238,501	1,258

Total Saudi Arabia		6,408

SOUTH AFRICA 3.0%
COMMUNICATION SERVICES 0.5%
MTN Group Ltd.	749,031	3,706
MultiChoice Group	201,773	1,210
Telkom SA SOC Ltd.	1,337,598	2,119
Vodacom Group Ltd.	338,350	1,761

		8,796

CONSUMER DISCRETIONARY 0.3%
Motus Holdings Ltd.	278,831	1,288
Truworths International Ltd.	750,646	3,025
Woolworths Holdings Ltd.	237,949	744

		5,057

CONSUMER STAPLES 0.6%
AVI Ltd.	352,816	1,702
Bid Corp. Ltd.	82,122	2,002
Shoprite Holdings Ltd.	203,824	2,663
SPAR Group Ltd.	69,159	323
Tiger Brands Ltd.	264,214	2,798

		9,488

ENERGY 0.0%
Exxaro Resources Ltd.	34,089	304

FINANCIALS 1.0%
Absa Group Ltd.	368,298	2,876
Momentum Metropolitan Holdings	2,183,556	2,343
Nedbank Group Ltd.	420,340	5,071
Old Mutual Ltd.	1,907,558	1,183
Standard Bank Group Ltd.	423,939	4,146

		15,619

HEALTH CARE 0.2%
Life Healthcare Group Holdings Ltd. (c)	850,746	772

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Netcare Ltd.	2,551,100	1,600

		2,372

INDUSTRIALS 0.1%
Barloworld Ltd.	321,486	1,036
Bidvest Group Ltd.	103,883	1,330

		2,366

MATERIALS 0.3%
Anglo American Platinum Ltd.	9,856	400
Kumba Iron Ore Ltd.	48,459	1,183
Sibanye Stillwater Ltd. (c)	2,866,030	3,280

		4,863

Total South Africa		48,865

SOUTH KOREA 12.6%
COMMUNICATION SERVICES 1.5%
KT Corp.	790,664	22,301
LG Uplus Corp.	288,248	2,151

		24,452

CONSUMER DISCRETIONARY 3.1%
Hankook Tire & Technology Co. Ltd.	92,579	3,720
Hyundai Department Store Co. Ltd.	13,786	532
Hyundai Mobis Co. Ltd.	30,810	5,981
Hyundai Wia Corp. (c)	7,069	299
Kia Corp.	202,655	16,843
LG Electronics, Inc.	278,559	20,024
Lotte Shopping Co. Ltd.	45,369	2,479
Shinsegae, Inc.	6,493	821

		50,699

CONSUMER STAPLES 0.6%
Amorepacific Group	39,152	788
KT&G Corp.	116,528	8,111

		8,899

FINANCIALS 1.1%
DB Insurance Co. Ltd.	59,417	4,250
DGB Financial Group, Inc.	24,772	160
Hanwha Life Insurance Co. Ltd.	1,606,033	3,463
Hyundai Marine & Fire Insurance Co. Ltd.	163,334	3,741
Samsung Card Co. Ltd.	71,524	2,043
Samsung Fire & Marine Insurance Co. Ltd.	5,939	1,364
Samsung Life Insurance Co. Ltd.	30,644	2,174

		17,195

INDUSTRIALS 2.2%
CJ Corp.	40,097	3,637
CJ Logistics Corp.	9,447	840
Daewoo Engineering & Construction Co. Ltd. (a)	299,415	830
DL E&C Co. Ltd.	28,363	775
Doosan Co. Ltd.	46,117	5,186
GS Engineering & Construction Corp.	51,331	579
GS Holdings Corp.	30,611	1,102
Hanwha Corp.	264,691	5,545
HDC Hyundai Development Co-Engineering & Construction	43,496	580
Hyundai Engineering & Construction Co. Ltd.	322,373	7,972
Hyundai Glovis Co. Ltd.	20,823	2,795
LS Corp.	9,215	781
LX International Corp.	147,929	2,918
SK Networks Co. Ltd.	394,353	1,792

		35,332

INFORMATION TECHNOLOGY 0.5%
LG Display Co. Ltd.	962,327	7,565

MATERIALS 2.7%
Kolon Industries, Inc.	24,929	704

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Posco Holdings, Inc.	137,764	43,152

		43,856

UTILITIES 0.9%
Korea Electric Power Corp.	843,793	13,875
Korea Gas Corp.	46,796	947

		14,822

Total South Korea		202,820

TAIWAN 12.0%
COMMUNICATION SERVICES 0.1%
Chunghwa Telecom Co. Ltd.	379,000	1,489

CONSUMER DISCRETIONARY 0.6%
Cheng Shin Rubber Industry Co. Ltd.	1,868,000	2,900
China Motor Corp.	1,237,000	5,026
Pou Chen Corp.	1,826,000	2,067

		9,993

CONSUMER STAPLES 0.3%
President Chain Store Corp.	120,308	998
Uni-President Enterprises Corp.	1,300,000	3,102

		4,100

FINANCIALS 0.1%
Cathay Financial Holding Co. Ltd.	1,290,000	1,944

INDUSTRIALS 1.3%
Evergreen Marine Corp. Taiwan Ltd. (a)	2,984,000	16,410
Yang Ming Marine Transport Corp.	3,435,000	4,743

		21,153

INFORMATION TECHNOLOGY 9.6%
Acer, Inc.	884,000	1,289
Asustek Computer, Inc.	462,337	6,121
AUO Corp.	8,356,000	4,724
Catcher Technology Co. Ltd.	1,229,000	8,351
Cheng Uei Precision Industry Co. Ltd.	254,000	365
Chicony Electronics Co. Ltd.	735,771	5,089
ChipMOS Technologies, Inc. (a)	118,000	188
Compal Electronics, Inc.	15,991,000	19,152
Compeq Manufacturing Co. Ltd.	402,000	982
General Interface Solution Holding Ltd.	483,871	907
Hon Hai Precision Industry Co. Ltd.	4,313,316	20,950
Innolux Corp.	8,791,000	4,175
Inventec Corp.	95,000	174
Largan Precision Co. Ltd.	23,750	1,803
Lite-On Technology Corp.	1,565,419	5,189
Macronix International Co. Ltd.	1,077,000	897
Micro-Star International Co. Ltd.	300,000	1,565
Nanya Technology Corp.	1,957,000	4,133
Novatek Microelectronics Corp.	56,000	1,031
Pegatron Corp.	6,074,000	18,910
Powertech Technology, Inc.	1,230,000	7,720
Primax Electronics Ltd.	1,056,000	2,832
Quanta Computer, Inc.	3,190,000	27,935
Radiant Opto-Electronics Corp.	708,000	3,814
TPK Holding Co. Ltd.	325,000	375
Tripod Technology Corp.	261,000	1,667
Winbond Electronics Corp.	1,510,000	1,274
WPG Holdings Ltd.	951,320	2,854

		154,466

Total Taiwan		193,145

THAILAND 3.0%
COMMUNICATION SERVICES 0.0%
Jasmine International PCL	5,312,000	338

ENERGY 0.4%
IRPC PCL	15,830,700	825
PTT PCL	3,086,400	2,840

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Star Petroleum Refining PCL	11,209,000	2,712

		6,377

FINANCIALS 2.5%
SCB PCL	8,403,700	26,271
Thanachart Capital PCL	6,601,404	9,318
Tisco Financial Group PCL	1,782,200	4,849

		40,438

MATERIALS 0.0%
Siam City Cement PCL	126,300	485

REAL ESTATE 0.1%
Jasmine Broadband Internet Infrastructure Fund	2,134,600	336
Pruksa Holding PCL	767,800	244

		580

Total Thailand		48,218

TURKEY 1.0%
ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	1	0

FINANCIALS 0.7%
Haci Omer Sabanci Holding AS	2,006,584	5,149
Is Yatirim Menkul Degerler AS 'A'	7,089,718	6,776

		11,925

INDUSTRIALS 0.2%
AG Anadolu Grubu Holding AS	311,124	2,627

UTILITIES 0.1%
Enerjisa Enerji AS	412,999	740

		740

Total Turkey		15,292

UNITED ARAB EMIRATES 0.1%
FINANCIALS 0.1%
Dubai Islamic Bank PJSC	176,698	281
Emirates NBD Bank PJSC	303,996	1,432

		1,713

Total United Arab Emirates		1,713

Total Common Stocks (Cost $1,273,266)		1,524,134

PREFERRED STOCKS 5.2%
BRAZIL 5.1%
BANKING & FINANCE 0.7%
Banco Bradesco SA	2,689,900	7,648
Banco do Estado do Rio Grande do Sul SA	1,603,300	4,268

		11,916

INDUSTRIALS 0.2%
Braskem SA	280,300	1,475
Metalurgica Gerdau SA	1,087,400	2,231

		3,706

UTILITIES 4.2%
Cia Energetica de Minas Gerais	1,491,208	3,735
Petroleo Brasileiro SA	8,571,300	63,848

		67,583

Total Brazil		83,205

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA	501,049	1,269

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Total Chile		1,269

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC «	31,237	0
Transneft PJSC «	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $83,583)		84,474

REAL ESTATE INVESTMENT TRUSTS 0.2%
SOUTH AFRICA 0.2%
REAL ESTATE 0.2%
Growthpoint Properties Ltd.	2,767,215	1,645
Redefine Properties Ltd.	3,894,988	812

		2,457

Total Real Estate Investment Trusts (Cost $2,852)		2,457

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.4%		7,191

Total Short-Term Instruments (Cost $7,191)		7,191

Total Investments in Securities (Cost $1,366,892)		1,618,256

INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund 5.500% (b)(c)(d)	6,435,102	6,435

Total Short-Term Instruments (Cost $6,435)		6,435

Total Investments in Affiliates (Cost $6,435)		6,435

Total Investments 100.8% (Cost $1,373,327)		$1,624,691
Other Assets and Liabilities, net (0.8)%		(12,688)

Net Assets 100.0%		$1,612,003

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $5,804 were out on loan in exchange for $6,478 of cash collateral as of March 31, 2024.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$7,191	U.S. Treasury Notes 5.000% due 09/30/2025		$(7,335)	$7,191	$7,193

Total Repurchase Agreements							$(7,335)	$7,191	$7,193

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Common Stocks
Brazil
	Consumer Discretionary				$4,137	$0	$0	$4,137
	Consumer Staples				2,524	0	0	2,524
	Energy				2,828	0	0	2,828
	Financials				21,681	0	0	21,681
	Industrials				5,768	0	0	5,768
	Materials				17,838	0	0	17,838
Chile
	Consumer Staples				4,607	827	0	5,434
	Financials				1,631	0	0	1,631
	Utilities				3,418	0	0	3,418
China
	Communication Services				14,280	8,535	0	22,815
	Consumer Discretionary				26,398	7,631	0	34,029
	Consumer Staples				0	1,436	0	1,436
	Energy				0	102,321	0	102,321
	Financials				1,427	202,419	0	203,846
	Health Care				0	13,205	0	13,205
	Industrials				8,256	20,638	0	28,894
	Information Technology				0	27,678	0	27,678
	Materials				0	3,552	0	3,552
	Real Estate				1,518	1,804	0	3,322
	Utilities				0	386	0	386
Greece
	Communication Services				2,367	0	0	2,367
	Consumer Discretionary				524	0	0	524
	Energy				2,194	0	0	2,194
	Financials				2,446	4,245	0	6,691
Hong Kong
	Financials				0	674	0	674
	Industrials				652	1,113	0	1,765
	Real Estate				0	199	0	199
	Utilities				0	14,221	0	14,221
India
	Communication Services				0	5,317	0	5,317
	Consumer Discretionary				0	14,051	0	14,051
	Consumer Staples				0	9,020	0	9,020
	Energy				0	100,799	0	100,799
	Financials				0	64,894	0	64,894
	Health Care				0	7,318	0	7,318
	Industrials				0	20,613	0	20,613
	Information Technology				0	4,688	0	4,688
	Materials				0	60,301	0	60,301
	Utilities				0	39,572	0	39,572

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Indonesia
Communication Services	0	1,907	0	1,907
Consumer Staples	1,231	660	0	1,891
Energy	2,277	10,533	0	12,810
Financials	0	10,018	0	10,018
Health Care	904	0	0	904
Industrials	0	2,418	0	2,418
Materials	1,993	0	0	1,993
Utilities	0	2,470	0	2,470
Malaysia
Communication Services	0	929	0	929
Consumer Discretionary	0	1,707	0	1,707
Energy	580	0	0	580
Financials	0	8,167	0	8,167
Health Care	3,321	0	0	3,321
Industrials	2,736	2,325	0	5,061
Utilities	5,279	2,001	0	7,280
Mexico
Communication Services	0	171	0	171
Consumer Discretionary	0	617	0	617
Consumer Staples	0	1,476	0	1,476
Financials	0	3,989	0	3,989
Industrials	4,525	0	0	4,525
Materials	0	42,464	0	42,464
Philippines
Communication Services	0	1,926	0	1,926
Energy	0	1,398	0	1,398
Industrials	2,134	0	0	2,134
Poland
Communication Services	0	482	0	482
Financials	0	21,343	0	21,343
Utilities	372	2,977	0	3,349
Qatar
Communication Services	366	0	0	366
Russia
Financials	0	0	25	25
Utilities	0	0	1	1
Saudi Arabia
Communication Services	0	4,227	0	4,227
Consumer Discretionary	0	381	0	381
Materials	0	542	0	542
Utilities	0	1,258	0	1,258
South Africa
Communication Services	5,090	3,706	0	8,796
Consumer Discretionary	5,057	0	0	5,057
Consumer Staples	9,488	0	0	9,488
Energy	304	0	0	304
Financials	7,672	7,947	0	15,619
Health Care	772	1,600	0	2,372
Industrials	2,366	0	0	2,366
Materials	1,183	3,680	0	4,863
South Korea
Communication Services	0	24,452	0	24,452
Consumer Discretionary	0	50,699	0	50,699
Consumer Staples	0	8,899	0	8,899
Financials	0	17,195	0	17,195
Industrials	0	35,332	0	35,332
Information Technology	0	7,565	0	7,565
Materials	0	43,856	0	43,856
Utilities	0	14,822	0	14,822
Taiwan
Communication Services	0	1,489	0	1,489
Consumer Discretionary	0	9,993	0	9,993
Consumer Staples	0	4,100	0	4,100
Financials	0	1,944	0	1,944
Industrials	16,410	4,743	0	21,153
Information Technology	0	154,466	0	154,466
Thailand
Communication Services	0	338	0	338
Energy	0	6,377	0	6,377
Financials	0	40,438	0	40,438
Materials	0	485	0	485
Real Estate	0	580	0	580
Turkey
Financials	6,776	5,149	0	11,925
Industrials	2,627	0	0	2,627
Utilities	0	740	0	740
United Arab Emirates
Financials	1,713	0	0	1,713
Preferred Stocks
Brazil
Banking & Finance	11,916	0	0	11,916
Industrials	3,706	0	0	3,706
Utilities	67,583	0	0	67,583
Chile
Industrials	1,269	0	0	1,269

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2024 (Unaudited)

Real Estate Investment Trusts
South Africa
Real Estate	1,645	812	0	2,457
Short-Term Instruments
Repurchase Agreements	0	7,191	0	7,191

	$295,789	$1,322,441	$26	$1,618,256
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	6,435	0	0	6,435

Total Investments	$302,224	$1,322,441	$26	$1,624,691

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAE Global ex-US Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	2,484,585	26,038
PIMCO RAE International Fund	9,992,794	81,142

Total Mutual Funds (Cost $107,382)		107,180

Total Investments in Affiliates (Cost $107,382)		107,180

Total Investments 99.9% (Cost $107,382)		$107,180
Other Assets and Liabilities, net 0.1%		149

Net Assets 100.0%		$107,329

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Mutual Funds
United States	$107,180	$0	$0	$107,180

Total Investments	$107,180	$0	$0	$107,180

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAE International Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
COMMON STOCKS 97.8%
AUSTRALIA 4.8%
COMMUNICATION SERVICES 0.2%
Telstra Group Ltd.	447,904	$1,127

CONSUMER STAPLES 0.1%
Metcash Ltd.	256,408	654

ENERGY 0.5%
Ampol Ltd.	62,675	1,626
Viva Energy Group Ltd.	369,833	892

		2,518

FINANCIALS 1.0%
AMP Ltd.	308,415	235
Medibank Pvt Ltd.	451,573	1,106
Suncorp Group Ltd.	356,890	3,810

		5,151

INDUSTRIALS 0.5%
Aurizon Holdings Ltd.	423,317	1,104
Brambles Ltd.	93,028	979
Downer EDI Ltd.	108,382	360

		2,443

MATERIALS 1.4%
BlueScope Steel Ltd.	96,374	1,499
Rio Tinto Ltd.	69,741	5,535

		7,034

REAL ESTATE 0.1%
Lendlease Corp. Ltd.	63,079	264

UTILITIES 1.0%
AGL Energy Ltd.	931,258	5,064

Total Australia		24,255

AUSTRIA 0.3%
FINANCIALS 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,538	235

INDUSTRIALS 0.0%
Strabag SE	2,287	97

MATERIALS 0.2%
voestalpine AG	44,173	1,239

Total Austria		1,571

BELGIUM 0.7%
COMMUNICATION SERVICES 0.1%
Proximus SADP	84,855	686

CONSUMER STAPLES 0.1%
Etablissements Franz Colruyt NV	15,084	697

UCB SA	15,996	1,975

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

INDUSTRIALS 0.1%
bpost SA	70,263	262

Total Belgium		3,620

CANADA 8.4%
CONSUMER DISCRETIONARY 2.7%
Canadian Tire Corp. Ltd. 'A'	4,551	454
Gildan Activewear, Inc.	18,491	686
Linamar Corp.	8,100	431
Magna International, Inc.	222,767	12,135

		13,706

CONSUMER STAPLES 0.2%
George Weston Ltd.	6,361	859

ENERGY 1.6%
Suncor Energy, Inc.	224,641	8,291

FINANCIALS 1.8%
Bank of Nova Scotia (c)	111,900	5,789
CI Financial Corp.	88,051	1,126
Manulife Financial Corp.	38,200	954
Onex Corp.	10,710	802
Sun Life Financial, Inc.	13,853	756

		9,427

HEALTH CARE 0.4%
Bausch Health Cos., Inc. (a)	183,100	1,940

INDUSTRIALS 0.3%
Finning International, Inc.	46,400	1,363
SNC-Lavalin Group, Inc. (e)	9,700	397

		1,760

INFORMATION TECHNOLOGY 0.7%
Celestica, Inc. (a)	9,642	433
CGI, Inc. (a)	19,400	2,140
Open Text Corp.	28,500	1,106

		3,679

MATERIALS 0.4%
Canfor Corp. (a)	3,800	48
Kinross Gold Corp.	27,600	169
Lundin Mining Corp.	143,900	1,473
Methanex Corp.	5,200	232

		1,922

UTILITIES 0.3%
Atco Ltd. 'I'	45,381	1,263

Total Canada		42,847

DENMARK 1.1%
CONSUMER DISCRETIONARY 0.3%
Pandora AS	9,930	1,603

CONSUMER STAPLES 0.0%
Schouw & Co. AS	1,945	150

HEALTH CARE 0.2%
H Lundbeck AS	144,916	698
H Lundbeck AS 'A'	315	1

		699

INDUSTRIALS 0.6%
AP Moller - Maersk AS 'B'	677	883
ISS AS	96,633	1,760

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

Rockwool AS 'B'	1,110	365

		3,008

Total Denmark		5,460

FINLAND 1.0%
CONSUMER DISCRETIONARY 0.2%
Nokian Renkaat Oyj	85,970	810

CONSUMER STAPLES 0.2%
Kesko Oyj 'B'	42,383	792

FINANCIALS 0.1%
Nordea Bank Abp	69,362	773

INDUSTRIALS 0.3%
Wartsila Oyj Abp	98,315	1,494

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj	207,689	737

UTILITIES 0.1%
Fortum Oyj (c)	42,173	521

Total Finland		5,127

FRANCE 5.6%
COMMUNICATION SERVICES 0.6%
Orange SA	263,893	3,103

CONSUMER DISCRETIONARY 0.9%
Renault SA	75,277	3,798
Valeo SE	59,580	745

		4,543

CONSUMER STAPLES 1.1%
Carrefour SA	234,580	4,024
L'Oreal SA	2,726	1,291

		5,315

FINANCIALS 0.4%
Amundi SA	8,299	570
AXA SA	44,570	1,674

		2,244

HEALTH CARE 1.3%
Sanofi	69,371	6,749

INDUSTRIALS 1.3%
Bouygues SA	24,967	1,019
Cie de Saint-Gobain SA	73,670	5,718

		6,737

Total France		28,691

GERMANY 7.4%
CONSUMER DISCRETIONARY 3.6%
Adidas AG	31,017	6,930
Bayerische Motoren Werke AG	83,769	9,665
Continental AG	24,922	1,799

		18,394

CONSUMER STAPLES 0.2%
Metro AG	210,532	1,146

FINANCIALS 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,836	896

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

HEALTH CARE 0.9%
Fresenius Medical Care AG & Co. KGaA	46,117	1,772
Fresenius SE & Co. KGaA	101,777	2,745

		4,517

INDUSTRIALS 0.5%
Deutsche Post AG	48,795	2,103
Knorr-Bremse AG	8,901	673

		2,776

MATERIALS 2.0%
Aurubis AG	7,423	522
BASF SE	72,478	4,142
HeidelbergCement AG	48,137	5,299

		9,963

Total Germany		37,692

HONG KONG 2.3%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	236,000	117

CONSUMER DISCRETIONARY 0.5%
Melco Resorts & Entertainment Ltd. ADR (a)	196,987	1,420
Skyworth Group Ltd.	1,414,215	536
Yue Yuen Industrial Holdings Ltd.	309,000	434

		2,390

CONSUMER STAPLES 0.3%
First Pacific Co. Ltd.	322,000	162
WH Group Ltd.	1,955,000	1,291

		1,453

INDUSTRIALS 0.1%
Hutchison Port Holdings Trust	2,422,500	305
Jardine Matheson Holdings Ltd.	7,600	283

		588

INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	219,500	448
Kingboard Laminates Holdings Ltd.	297,500	221

		669

REAL ESTATE 1.2%
CK Asset Holdings Ltd.	199,000	820
Kerry Properties Ltd.	250,500	459
Sun Hung Kai Properties Ltd.	209,000	2,019
Swire Pacific Ltd. 'A'	238,500	1,963
Wharf Holdings Ltd.	274,000	901

		6,162

UTILITIES 0.1%
CLP Holdings Ltd.	39,500	315

Total Hong Kong		11,694

ISRAEL 1.3%
COMMUNICATION SERVICES 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	912,073	1,172

ENERGY 0.2%
Delek Group Ltd.	1,297	170
Oil Refineries Ltd.	1,919,281	637
Paz Oil Co. Ltd.	2,651	283

		1,090

FINANCIALS 0.1%
Plus500 Ltd.	12,952	295

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP ADR (a)	181,201	2,557

INDUSTRIALS 0.1%
ZIM Integrated Shipping Services Ltd. (c)	41,344	418

INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	5,339	876

REAL ESTATE 0.0%
G City Ltd.	38,061	118

Total Israel		6,526

ITALY 1.6%
COMMUNICATION SERVICES 0.2%
Telecom Italia SpA (a)(c)	4,017,734	976

FINANCIALS 0.2%
Unipol Gruppo SpA	89,367	749
UnipolSai Assicurazioni SpA	32,159	93

		842

INDUSTRIALS 0.1%
Leonardo SpA	31,481	791

UTILITIES 1.1%
A2A SpA	235,806	425
Enel SpA	814,190	5,375

		5,800

Total Italy		8,409

JAPAN 25.1%
COMMUNICATION SERVICES 0.2%
Fuji Media Holdings, Inc.	16,800	203
KDDI Corp.	5,000	148
Nippon Telegraph & Telephone Corp.	527,200	628
Nippon Television Holdings, Inc.	13,800	202

		1,181

CONSUMER DISCRETIONARY 4.1%
Bic Camera, Inc.	8,200	69
Bridgestone Corp.	20,200	895
Casio Computer Co. Ltd. (c)	26,900	232
DCM Holdings Co. Ltd.	19,800	192
EDION Corp. (c)	88,100	887
Haseko Corp.	13,400	166
Isuzu Motors Ltd.	85,900	1,161
Izumi Co. Ltd.	10,200	234
JTEKT Corp.	14,100	133
K's Holdings Corp. (c)	70,200	604
Mazda Motor Corp.	418,800	4,854
Nissan Motor Co. Ltd. (c)	624,300	2,474
Paltac Corp.	7,900	210
Panasonic Holdings Corp.	207,800	1,983
Sega Sammy Holdings, Inc. (c)	34,600	427
Sekisui Chemical Co. Ltd.	40,000	585
Sekisui House Ltd.	46,200	1,052
Sharp Corp.	85,400	476
Shimamura Co. Ltd.	14,000	798
Subaru Corp.	96,000	2,174
Sumitomo Rubber Industries Ltd.	14,100	174
Tokai Rika Co. Ltd.	10,000	172
Yamada Holdings Co. Ltd.	374,500	1,085

		21,037

CONSUMER STAPLES 1.3%
Arcs Co. Ltd.	12,500	258
Coca-Cola Bottlers Japan Holdings, Inc.	32,500	479
H2O Retailing Corp.	77,200	987
Itoham Yonekyu Holdings, Inc.	14,280	375
Japan Tobacco, Inc.	18,956	505
Kao Corp.	19,700	736

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

Kewpie Corp.	19,600	364
MEIJI Holdings Co. Ltd.	24,800	542
Mitsubishi Shokuhin Co. Ltd.	6,500	239
Morinaga Milk Industry Co. Ltd.	19,700	403
Pola Orbis Holdings, Inc.	37,400	358
Sugi Holdings Co. Ltd.	27,000	461
Sundrug Co. Ltd.	9,000	280
Tsuruha Holdings, Inc.	8,900	635
United Super Markets Holdings, Inc.	30,500	201

		6,823

ENERGY 0.1%
Cosmo Energy Holdings Co. Ltd.	7,900	397

FINANCIALS 5.4%
Japan Post Holdings Co. Ltd.	1,999,400	20,144
Japan Post Insurance Co. Ltd.	48,000	918
MS&AD Insurance Group Holdings, Inc.	343,200	6,060
Sompo Holdings, Inc.	30,300	635

		27,757

HEALTH CARE 1.1%
Alfresa Holdings Corp.	69,000	1,003
Astellas Pharma, Inc.	89,500	962
Medipal Holdings Corp.	97,600	1,494
Otsuka Holdings Co. Ltd.	13,600	565
Sumitomo Pharma Co. Ltd.	64,200	168
Suzuken Co. Ltd.	44,000	1,341
Toho Holdings Co. Ltd.	9,400	223

		5,756

INDUSTRIALS 4.6%
AGC, Inc. (c)	42,700	1,549
Amada Co. Ltd.	95,800	1,097
Dai Nippon Printing Co. Ltd.	75,900	2,325
Ebara Corp.	19,600	1,784
EXEO Group, Inc.	12,200	130
Hino Motors Ltd.	326,500	1,094
Inabata & Co. Ltd.	28,700	604
Kajima Corp.	50,400	1,034
Kamigumi Co. Ltd.	9,500	209
Kandenko Co. Ltd. (c)	41,500	474
Kinden Corp.	10,400	181
Kyudenko Corp.	5,300	220
Mitsubishi Electric Corp.	254,800	4,265
Nippon Express Holdings, Inc.	13,800	704
Nisshinbo Holdings, Inc.	29,400	236
Persol Holdings Co. Ltd.	641,000	897
Sankyu, Inc.	5,000	172
Sanwa Holdings Corp.	11,600	203
Secom Co. Ltd.	5,700	414
Seino Holdings Co. Ltd.	34,900	479
Shimizu Corp.	24,100	156
Sohgo Security Services Co. Ltd.	26,400	143
Sumitomo Heavy Industries Ltd.	15,300	482
Taisei Corp.	29,600	1,079
TOPPAN Holdings, Inc.	33,800	847
Yamato Holdings Co. Ltd. (c)	167,400	2,409

		23,187

INFORMATION TECHNOLOGY 3.8%
Alps Alpine Co. Ltd. (c)	60,800	478
Azbil Corp.	3,500	97
Brother Industries Ltd.	20,900	388
Canon Marketing Japan, Inc.	11,900	351
Canon, Inc.	236,350	7,042
Fujitsu Ltd.	175,000	2,801
Konica Minolta, Inc. (c)	211,000	690
NEC Corp.	35,300	2,577
Nippon Electric Glass Co. Ltd.	16,500	421
Otsuka Corp.	45,400	963
Ricoh Co. Ltd. (c)	186,300	1,655
SCREEN Holdings Co. Ltd. (c)	9,700	1,258
Seiko Epson Corp.	25,200	441

		19,162

MATERIALS 2.1%
Daicel Corp.	104,600	1,033
Denka Co. Ltd.	14,400	224

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

DIC Corp.	30,400	580
JFE Holdings, Inc.	16,400	272
Kaneka Corp.	14,600	363
Kuraray Co. Ltd.	68,100	729
Mitsubishi Chemical Group Corp.	160,300	977
Mitsui Mining & Smelting Co. Ltd.	19,400	595
Nippon Light Metal Holdings Co. Ltd.	28,800	342
Nitto Denko Corp.	19,800	1,811
Resonac Holdings Corp.	35,900	836
Taiheiyo Cement Corp.	40,100	924
Tosoh Corp.	23,500	319
Toyo Seikan Group Holdings Ltd.	94,200	1,483
UBE Corp.	24,400	435

		10,923

REAL ESTATE 1.0%
Daito Trust Construction Co. Ltd.	42,000	4,791
Nomura Real Estate Holdings, Inc.	3,500	99

		4,890

UTILITIES 1.4%
Chubu Electric Power Co., Inc.	192,400	2,516
Electric Power Development Co. Ltd. 'C'	92,200	1,514
Kansai Electric Power Co., Inc.	60,000	856
Kyushu Electric Power Co., Inc.	35,900	322
Shikoku Electric Power Co., Inc.	17,500	137
Tohoku Electric Power Co., Inc.	194,300	1,523

		6,868

Total Japan		127,981

LUXEMBOURG 0.6%
COMMUNICATION SERVICES 0.0%
RTL Group SA	4,323	146

MATERIALS 0.6%
ArcelorMittal SA	104,749	2,879

Total Luxembourg		3,025

NETHERLANDS 7.4%
CONSUMER STAPLES 3.3%
Koninklijke Ahold Delhaize NV	572,865	17,141

FINANCIALS 1.1%
NN Group NV	120,256	5,552

HEALTH CARE 0.8%
Koninklijke Philips NV	201,140	4,026

INDUSTRIALS 0.6%
Randstad NV	58,259	3,076

INFORMATION TECHNOLOGY 0.4%
NXP Semiconductors NV	7,714	1,911

MATERIALS 1.2%
Akzo Nobel NV	80,346	6,003

Total Netherlands		37,709

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	101,057	288

INDUSTRIALS 0.1%
Air New Zealand Ltd.	322,547	117
Fletcher Building Ltd.	181,609	447

		564

UTILITIES 0.0%
Contact Energy Ltd.	49,990	258

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

Total New Zealand		1,110

NORWAY 0.6%
COMMUNICATION SERVICES 0.3%
Telenor ASA	149,285	1,660

CONSUMER STAPLES 0.1%
Mowi ASA	18,970	348
Orkla ASA	23,721	168

		516

FINANCIALS 0.1%
DNB Bank ASA	33,948	675

INFORMATION TECHNOLOGY 0.1%
Atea ASA	14,698	176

Total Norway		3,027

PORTUGAL 0.2%
CONSUMER STAPLES 0.1%
Sonae SGPS SA	389,923	370

MATERIALS 0.1%
Navigator Co. SA	148,137	648

Total Portugal		1,018

RUSSIA 0.0%
MATERIALS 0.0%
Evraz PLC «	238,175	0

Total Russia		0

SINGAPORE 0.4%
COMMUNICATION SERVICES 0.2%
JOYY, Inc. ADR	27,508	846

INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	772,200	800
Jardine Cycle & Carriage Ltd.	29,100	521

		1,321

Total Singapore		2,167

SPAIN 5.2%
COMMUNICATION SERVICES 2.2%
Telefonica SA	2,578,297	11,387

FINANCIALS 1.9%
Banco Bilbao Vizcaya Argentaria SA	627,702	7,475
Mapfre SA	800,337	2,023

		9,498

INDUSTRIALS 0.3%
ACS Actividades de Construccion y Servicios SA	32,356	1,355

UTILITIES 0.8%
Endesa SA	87,639	1,625
Naturgy Energy Group SA	116,812	2,535

		4,160

Total Spain		26,400

SWEDEN 3.5%
COMMUNICATION SERVICES 0.2%
Telia Co. AB	342,565	878

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

CONSUMER DISCRETIONARY 1.0%
Autoliv, Inc.	5,202	627
Electrolux AB 'B' (a)	103,619	925
H & M Hennes & Mauritz AB 'B'	224,834	3,666

		5,218

HEALTH CARE 0.1%
Getinge AB 'B'	29,088	585

INDUSTRIALS 2.2%
Loomis AB	7,954	222
Peab AB 'B'	24,761	156
Securitas AB 'B'	179,054	1,846
Skanska AB 'B' (c)	35,341	629
Volvo AB 'B' (c)	315,127	8,540

		11,393

Total Sweden		18,074

SWITZERLAND 7.4%
CONSUMER DISCRETIONARY 0.4%
Swatch Group AG	8,634	2,014

FINANCIALS 0.3%
Swiss Life Holding AG	167	117
Swiss Re AG	4,840	623
Zurich Insurance Group AG	1,999	1,080

		1,820

HEALTH CARE 4.7%
Novartis AG	102,578	9,936
Roche Holding AG	55,039	14,052

		23,988

INDUSTRIALS 1.8%
ABB Ltd.	112,377	5,213
Adecco Group AG	95,672	3,785

		8,998

MATERIALS 0.2%
Holcim AG	12,702	1,151

Total Switzerland		37,971

UNITED KINGDOM 12.7%
COMMUNICATION SERVICES 1.0%
BT Group PLC	769,900	1,066
Vodafone Group PLC	2,264,561	2,008
WPP PLC	226,253	2,144

		5,218

CONSUMER DISCRETIONARY 2.0%
Barratt Developments PLC	276,884	1,662
Berkeley Group Holdings PLC	6,082	365
Currys PLC	413,075	317
Inchcape PLC	204,584	1,873
Kingfisher PLC	663,860	2,089
Pearson PLC	13,688	180
Persimmon PLC	155,233	2,574
Taylor Wimpey PLC	587,485	1,016

		10,076

CONSUMER STAPLES 1.6%
Haleon PLC	440,529	1,846
Imperial Brands PLC	160,708	3,593
Marks & Spencer Group PLC	765,090	2,562

		8,001

ENERGY 0.1%
Subsea 7 SA	24,297	389

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

FINANCIALS 1.7%
abrdn PLC	625,366	1,114
Direct Line Insurance Group PLC (a)	821,059	2,022
M&G PLC	2,079,565	5,788

		8,924

HEALTH CARE 2.9%
GSK PLC	702,426	15,081

INDUSTRIALS 0.5%
International Distributions Services PLC (a)	722,349	2,091
Travis Perkins PLC	70,230	646

		2,737

MATERIALS 0.3%
Johnson Matthey PLC	59,360	1,341

UTILITIES 2.6%
Centrica PLC	6,309,845	10,172
SSE PLC	139,511	2,908

		13,080

Total United Kingdom		64,847

Total Common Stocks (Cost $400,388)		499,221

PREFERRED STOCKS 0.2%
GERMANY 0.2%
INDUSTRIALS 0.2%
Schaeffler AG	130,407	880

Total Preferred Stocks (Cost $699)		880

REAL ESTATE INVESTMENT TRUSTS 0.6%
AUSTRALIA 0.4%
REAL ESTATE 0.4%
Scentre Group	218,361	482
Stockland	420,503	1,329

		1,811

Total Australia		1,811

CANADA 0.2%
REAL ESTATE 0.2%
H&R Real Estate Investment Trust	105,286	719
RioCan Real Estate Investment Trust	26,342	359

		1,078

Total Canada		1,078

Total Real Estate Investment Trusts (Cost $2,319)		2,889

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa SA 'B' - Exp. 03/31/2025	226,011	0

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

Total Warrants (Cost $0)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.3%		1,574

Total Short-Term Instruments (Cost $1,574)		1,574

Total Investments in Securities (Cost $404,980)		504,564

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
MUTUAL FUNDS 4.2%
PIMCO Government Money Market Fund 5.500% (b)(c)(d)	21,215,169	21,215

Total Short-Term Instruments (Cost $21,215)		21,215

Total Investments in Affiliates (Cost $21,215)		21,215

Total Investments 103.0% (Cost $426,195)		$525,779
Other Assets and Liabilities, net (3.0)%		(15,451)

Net Assets 100.0%		$510,328

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $18,098 were out on loan in exchange for $21,357 of cash collateral as of March 31, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

SNC-Lavalin Group, Inc.					05/31/2023 - 11/30/2023		$268	$397	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,574	U.S. Treasury Notes 5.000% due 09/30/2025		$(1,606)	$1,574	$1,574

Total Repurchase Agreements							$(1,606)	$1,574	$1,574

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$1,127	$0	$1,127
	Consumer Staples				0	654	0	654
	Energy				0	2,518	0	2,518
	Financials				0	5,151	0	5,151
	Industrials				0	2,443	0	2,443
	Materials				0	7,034	0	7,034
	Real Estate				0	264	0	264
	Utilities				0	5,064	0	5,064
Austria
	Financials				235	0	0	235
	Industrials				97	0	0	97
	Materials				0	1,239	0	1,239
Belgium
	Communication Services				686	0	0	686
	Consumer Staples				697	0	0	697
	Health Care				0	1,975	0	1,975
	Industrials				262	0	0	262
Canada
	Consumer Discretionary				13,706	0	0	13,706
	Consumer Staples				859	0	0	859
	Energy				8,291	0	0	8,291
	Financials				9,427	0	0	9,427
	Health Care				1,940	0	0	1,940
	Industrials				1,760	0	0	1,760
	Information Technology				3,679	0	0	3,679
	Materials				1,922	0	0	1,922
	Utilities				1,263	0	0	1,263
Denmark
	Consumer Discretionary				0	1,603	0	1,603
	Consumer Staples				0	150	0	150
	Health Care				0	699	0	699
	Industrials				0	3,008	0	3,008
Finland
	Consumer Discretionary				0	810	0	810
	Consumer Staples				0	792	0	792
	Financials				0	773	0	773

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

Industrials	0	1,494	0	1,494
Information Technology	0	737	0	737
Utilities	0	521	0	521
France
Communication Services	0	3,103	0	3,103
Consumer Discretionary	0	4,543	0	4,543
Consumer Staples	0	5,315	0	5,315
Financials	0	2,244	0	2,244
Health Care	0	6,749	0	6,749
Industrials	0	6,737	0	6,737
Germany
Consumer Discretionary	0	18,394	0	18,394
Consumer Staples	0	1,146	0	1,146
Financials	0	896	0	896
Health Care	0	4,517	0	4,517
Industrials	0	2,776	0	2,776
Materials	0	9,963	0	9,963
Hong Kong
Communication Services	0	117	0	117
Consumer Discretionary	1,420	970	0	2,390
Consumer Staples	0	1,453	0	1,453
Industrials	0	588	0	588
Information Technology	0	669	0	669
Real Estate	0	6,162	0	6,162
Utilities	0	315	0	315
Israel
Communication Services	0	1,172	0	1,172
Energy	0	1,090	0	1,090
Financials	295	0	0	295
Health Care	2,557	0	0	2,557
Industrials	418	0	0	418
Information Technology	876	0	0	876
Real Estate	0	118	0	118
Italy
Communication Services	976	0	0	976
Financials	0	842	0	842
Industrials	0	791	0	791
Utilities	0	5,800	0	5,800
Japan
Communication Services	0	1,181	0	1,181
Consumer Discretionary	0	21,037	0	21,037
Consumer Staples	0	6,823	0	6,823
Energy	0	397	0	397
Financials	0	27,757	0	27,757
Health Care	0	5,756	0	5,756
Industrials	0	23,187	0	23,187
Information Technology	0	19,162	0	19,162
Materials	0	10,923	0	10,923
Real Estate	0	4,890	0	4,890
Utilities	0	6,868	0	6,868
Luxembourg
Communication Services	0	146	0	146
Materials	0	2,879	0	2,879
Netherlands
Consumer Staples	0	17,141	0	17,141
Financials	0	5,552	0	5,552
Health Care	0	4,026	0	4,026
Industrials	0	3,076	0	3,076
Information Technology	1,911	0	0	1,911
Materials	0	6,003	0	6,003
New Zealand
Communication Services	288	0	0	288
Industrials	564	0	0	564
Utilities	0	258	0	258
Norway
Communication Services	1,660	0	0	1,660
Consumer Staples	0	516	0	516
Financials	0	675	0	675
Information Technology	176	0	0	176
Portugal
Consumer Staples	0	370	0	370
Materials	0	648	0	648
Singapore
Communication Services	846	0	0	846
Industrials	0	1,321	0	1,321
Spain
Communication Services	0	11,387	0	11,387
Financials	0	9,498	0	9,498
Industrials	0	1,355	0	1,355
Utilities	0	4,160	0	4,160
Sweden
Communication Services	0	878	0	878
Consumer Discretionary	627	4,591	0	5,218
Health Care	0	585	0	585
Industrials	0	11,393	0	11,393
Switzerland

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2024 (Unaudited)

Consumer Discretionary	0	2,014	0	2,014
Financials	0	1,820	0	1,820
Health Care	0	23,988	0	23,988
Industrials	0	8,998	0	8,998
Materials	0	1,151	0	1,151
United Kingdom
Communication Services	0	5,218	0	5,218
Consumer Discretionary	0	10,076	0	10,076
Consumer Staples	0	8,001	0	8,001
Energy	0	389	0	389
Financials	2,022	6,902	0	8,924
Health Care	0	15,081	0	15,081
Industrials	2,091	646	0	2,737
Materials	0	1,341	0	1,341
Utilities	0	13,080	0	13,080
Preferred Stocks
Germany
Industrials	0	880	0	880
Real Estate Investment Trusts
Australia
Real Estate	0	1,811	0	1,811
Canada
Real Estate	1,078	0	0	1,078
Short-Term Instruments
Repurchase Agreements	0	1,574	0	1,574

	$62,629	$441,935	$0	$504,564
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	21,215	0	0	21,215

Total Investments	$83,844	$441,935	$0	$525,779

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAE US Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 98.9%
UNITED STATES 98.9%
COMMUNICATION SERVICES 8.0%
Altice USA, Inc. 'A' (a)	335,881	$877
Charter Communications, Inc. 'A' (a)	46,785	13,597
Comcast Corp. 'A'	506,573	21,960
Electronic Arts, Inc.	24,953	3,311
Lumen Technologies, Inc. (a)	962,466	1,502
Meta Platforms, Inc. 'A'	152,715	74,155
Omnicom Group, Inc.	9,264	896
Paramount Global 'B'	91,523	1,077

		117,375

CONSUMER DISCRETIONARY 10.2%
AutoNation, Inc. (a)	29,438	4,874
Best Buy Co., Inc.	199,191	16,340
Carnival Corp. (a)	71,488	1,168
Dick's Sporting Goods, Inc.	27,639	6,215
eBay, Inc.	77,198	4,075
Foot Locker, Inc.	10,298	294
Gap, Inc.	382,440	10,536
Kohl's Corp.	700,130	20,409
Lennar Corp. 'A'	64,955	11,171
Lowe's Cos., Inc.	69,298	17,652
Macy's, Inc.	292,550	5,848
Mohawk Industries, Inc. (a)	22,543	2,951
NVR, Inc. (a)	922	7,468
PulteGroup, Inc.	145,278	17,523
PVH Corp.	49,427	6,950
Qurate Retail, Inc. 'A' (a)	826,427	1,017
Ralph Lauren Corp.	8,474	1,591
Toll Brothers, Inc.	62,985	8,148
VF Corp.	112,984	1,733
Whirlpool Corp.	40,751	4,875

		150,838

CONSUMER STAPLES 8.5%
Altria Group, Inc.	307,476	13,412
Kroger Co.	514,717	29,406
Target Corp.	58,032	10,284
Tyson Foods, Inc. 'A'	37,077	2,177
Walgreens Boots Alliance, Inc.	921,245	19,982
Walmart, Inc.	823,073	49,524

		124,785

ENERGY 11.3%
Baker Hughes Co.	47,379	1,587
Marathon Petroleum Corp.	297,715	59,990
PBF Energy, Inc. 'A'	35,482	2,043
Phillips 66	327,250	53,453
Valero Energy Corp.	283,124	48,326
World Kinect Corp.	53,372	1,412

		166,811

FINANCIALS 8.9%
Allstate Corp.	63,930	11,061
Ally Financial, Inc.	300,443	12,195
American Express Co.	9,682	2,204
Ameriprise Financial, Inc.	1,768	775
Capital One Financial Corp.	67,674	10,076
Citigroup, Inc.	140,276	8,871
Discover Financial Services	64,477	8,452
Franklin Resources, Inc.	149,270	4,196
Genworth Financial, Inc. 'A' (a)	520,982	3,350
Navient Corp.	306,023	5,325
OneMain Holdings, Inc.	29,266	1,495
PayPal Holdings, Inc. (a)	31,152	2,087

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2024 (Unaudited)

Synchrony Financial	630,497	27,187
T Rowe Price Group, Inc.	37,547	4,578
Travelers Cos., Inc.	17,556	4,040
Wells Fargo & Co.	401,685	23,282
Western Union Co.	126,554	1,769

		130,943

HEALTH CARE 13.2%
Amgen, Inc.	124,030	35,264
Biogen, Inc. (a)	108,616	23,421
Cardinal Health, Inc.	296,211	33,146
DaVita, Inc. (a)	87,438	12,071
Gilead Sciences, Inc.	451,763	33,092
Johnson & Johnson	51,766	8,189
Laboratory Corp. of America Holdings	15,518	3,390
McKesson Corp.	58,166	31,227
Organon & Co.	136,560	2,567
Quest Diagnostics, Inc.	25,559	3,402
Universal Health Services, Inc. 'B'	48,654	8,877

		194,646

INDUSTRIALS 4.7%
3M Co.	98,904	10,491
AECOM	10,731	1,053
Carrier Global Corp.	24,824	1,443
CSX Corp.	309,613	11,477
Cummins, Inc.	10,013	2,950
FedEx Corp.	40,556	11,751
Honeywell International, Inc.	2,839	583
ManpowerGroup, Inc.	65,887	5,115
Norfolk Southern Corp.	16,688	4,253
Owens Corning	24,759	4,130
Robert Half, Inc.	20,440	1,620
Snap-on, Inc.	7,380	2,186
Union Pacific Corp.	47,239	11,618

		68,670

INFORMATION TECHNOLOGY 29.2%
Akamai Technologies, Inc. (a)	11,492	1,250
Amdocs Ltd.	25,059	2,265
Apple, Inc.	148,056	25,389
Applied Materials, Inc.	164,379	33,900
Arrow Electronics, Inc. (a)	62,789	8,129
Avnet, Inc.	114,960	5,700
Broadcom, Inc.	3,875	5,136
Cisco Systems, Inc.	1,187,327	59,259
Cognizant Technology Solutions Corp. 'A'	91,580	6,712
Corning, Inc.	61,332	2,021
DXC Technology Co. (a)	35,526	753
F5, Inc. (a)	20,059	3,803
Gen Digital, Inc.	105,233	2,357
Hewlett Packard Enterprise Co.	101,890	1,807
HP, Inc.	349,927	10,575
Intel Corp.	1,383,069	61,090
Jabil, Inc.	46,379	6,212
Juniper Networks, Inc.	277,166	10,272
Kyndryl Holdings, Inc. (a)	128,498	2,796
Lam Research Corp.	27,386	26,607
Micron Technology, Inc.	253,294	29,861
NetApp, Inc.	144,591	15,178
Oracle Corp.	329,632	41,405
Qorvo, Inc. (a)	83,631	9,603
QUALCOMM, Inc.	102,463	17,347
Seagate Technology Holdings PLC	209,957	19,536
Teradyne, Inc.	68,207	7,696
Western Digital Corp. (a)	151,277	10,323
Xerox Holdings Corp.	234,856	4,204

		431,186

MATERIALS 0.9%
Eastman Chemical Co.	21,735	2,178
LyondellBasell Industries NV 'A'	26,373	2,698
Reliance Steel & Aluminum Co.	21,723	7,259
United States Steel Corp.	20,308	828

		12,963

REAL ESTATE 0.2%
Jones Lang LaSalle, Inc.	17,319	3,379

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2024 (Unaudited)

UTILITIES 3.8%
AES Corp.	37,693	676
Evergy, Inc.	148,500	7,927
Exelon Corp.	169,497	6,368
NRG Energy, Inc.	26,770	1,812
PPL Corp.	166,368	4,580
Southern Co.	21,914	1,572
Vistra Corp.	478,309	33,314

		56,249

Total Common Stocks (Cost $1,007,904)		1,457,845

REAL ESTATE INVESTMENT TRUSTS 0.6%
UNITED STATES 0.6%
FINANCIALS 0.1%
Annaly Capital Management, Inc.	41,460	816

REAL ESTATE 0.5%
Boston Properties, Inc.	20,171	1,317
Iron Mountain, Inc.	29,021	2,328
Weyerhaeuser Co.	131,623	4,727

		8,372

Total Real Estate Investment Trusts (Cost $7,533)		9,188

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		5,959

Total Short-Term Instruments (Cost $5,959)		5,959

Total Investments in Securities (Cost $1,021,396)		1,472,992

Total Investments 99.9% (Cost $1,021,396)		$1,472,992
Other Assets and Liabilities, net 0.1%		1,606

Net Assets 100.0%		$1,474,598

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$5,959	U.S. Treasury Notes 5.000% due 09/30/2025		$(6,078)	$5,959	$5,961

Total Repurchase Agreements							$(6,078)	$5,959	$5,961

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Common Stocks
United States
	Communication Services				$117,375	$0	$0	$117,375
	Consumer Discretionary				150,838	0	0	150,838
	Consumer Staples				124,785	0	0	124,785
	Energy				166,811	0	0	166,811
	Financials				130,943	0	0	130,943
	Health Care				194,646	0	0	194,646
	Industrials				68,670	0	0	68,670
	Information Technology				431,186	0	0	431,186
	Materials				12,963	0	0	12,963
	Real Estate				3,379	0	0	3,379
	Utilities				56,249	0	0	56,249
Real Estate Investment Trusts
United States
	Financials				816	0	0	816
	Real Estate				8,372	0	0	8,372
Short-Term Instruments
Repurchase Agreements					0	5,959	0	5,959

Total Investments					$1,467,033	$5,959	$0	$1,472,992

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAE US Small Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
COMMON STOCKS 91.8%
UNITED KINGDOM 3.2%
ENERGY 1.3%
TechnipFMC PLC	543,081	$13,637

FINANCIALS 1.9%
Janus Henderson Group PLC	578,603	19,030
Paysafe Ltd. (a)	67,946	1,073

		20,103

Total United Kingdom		33,740

UNITED STATES 88.6%
COMMUNICATION SERVICES 1.8%
John Wiley & Sons, Inc. 'A'	32,955	1,257
Liberty Latin America Ltd. 'C' (a)	271,533	1,898
NII Holdings, Inc. «(a)	22,836	0
Scholastic Corp.	62,857	2,370
Telephone & Data Systems, Inc.	199,777	3,201
Yelp, Inc. (a)	271,987	10,716

		19,442

CONSUMER DISCRETIONARY 25.6%
Abercrombie & Fitch Co. 'A' (a)	428,131	53,658
Academy Sports & Outdoors, Inc.	12,156	821
Acushnet Holdings Corp.	11,767	776
Adtalem Global Education, Inc. (a)	141,083	7,252
American Eagle Outfitters, Inc.	36,601	944
Buckle, Inc.	83,432	3,360
Caleres, Inc.	11,776	483
Carter's, Inc.	159,765	13,529
Cracker Barrel Old Country Store, Inc.	69,217	5,034
Dillard's, Inc. 'A' (c)	74,276	35,031
Domino's Pizza, Inc.	21,331	10,599
Gentex Corp.	101,903	3,681
Grand Canyon Education, Inc. (a)	24,254	3,304
Group 1 Automotive, Inc.	14,441	4,220
Guess?, Inc.	152,175	4,789
Hanesbrands, Inc. (a)	2,722,649	15,791
Hibbett, Inc.	81,021	6,223
International Game Technology PLC	18,841	426
iRobot Corp. (a)	164,547	1,441
Jack in the Box, Inc.	81,435	5,577
KB Home	64,579	4,577
La-Z-Boy, Inc.	48,647	1,830
Murphy USA, Inc.	54,004	22,638
ODP Corp. (a)	249,367	13,229
Sabre Corp. (a)	701,557	1,698
Sally Beauty Holdings, Inc. (a)	193,452	2,403
Signet Jewelers Ltd.	16,431	1,644
Six Flags Entertainment Corp. (a)	155,963	4,105
Steven Madden Ltd.	26,578	1,124
Taylor Morrison Home Corp. (a)	78,596	4,886
Travel & Leisure Co.	116,213	5,690
Tri Pointe Homes, Inc. (a)	395,333	15,284
Urban Outfitters, Inc. (a)	108,631	4,717
Williams-Sonoma, Inc.	22,358	7,099
Wolverine World Wide, Inc.	101,366	1,136

		268,999

CONSUMER STAPLES 4.5%
B&G Foods, Inc.	200,252	2,291
Fresh Del Monte Produce, Inc.	83,456	2,162
Hain Celestial Group, Inc. (a)	160,954	1,265
Ingles Markets, Inc. 'A'	50,596	3,880
Nu Skin Enterprises, Inc. 'A'	279,123	3,860

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2024 (Unaudited)

SpartanNash Co.	178,186	3,601
Sprouts Farmers Market, Inc. (a)	389,484	25,114
Universal Corp.	16,772	868
USANA Health Sciences, Inc. (a)	32,792	1,590
Weis Markets, Inc.	50,606	3,259

		47,890

ENERGY 5.5%
Archrock, Inc.	73,704	1,450
CNX Resources Corp. (a)	580,090	13,760
CVR Energy, Inc.	96,290	3,434
Delek U.S. Holdings, Inc.	468,436	14,400
Equitrans Midstream Corp.	407,810	5,093
Helmerich & Payne, Inc.	114,186	4,803
Murphy Oil Corp.	16,482	753
Oceaneering International, Inc. (a)	592,501	13,864

		57,557

FINANCIALS 9.7%
Affiliated Managers Group, Inc.	61,909	10,368
American Equity Investment Life Holding Co. (a)	15,821	890
BankUnited, Inc.	33,666	943
Bread Financial Holdings, Inc.	122,441	4,560
Brightsphere Investment Group, Inc.	227,546	5,197
CNO Financial Group, Inc.	245,537	6,747
Credit Acceptance Corp. (a)	11,506	6,346
Encore Capital Group, Inc. (a)	30,199	1,377
Federated Hermes, Inc.	86,104	3,110
First Hawaiian, Inc.	35,008	769
Mercury General Corp.	33,097	1,708
MGIC Investment Corp.	474,251	10,604
PennyMac Financial Services, Inc.	46,873	4,270
PRA Group, Inc. (a)	54,877	1,431
ProAssurance Corp.	49,154	632
PROG Holdings, Inc.	312,082	10,748
Radian Group, Inc.	259,924	8,700
SEI Investments Co.	30,256	2,175
SLM Corp.	791,943	17,256
Virtu Financial, Inc. 'A'	69,525	1,427
Washington Federal, Inc.	43,628	1,267
White Mountains Insurance Group Ltd.	1,107	1,986

		102,511

HEALTH CARE 6.5%
Dentsply Sirona, Inc.	370,424	12,295
Embecta Corp.	192,592	2,556
Novavax, Inc. (a)(c)	1,285,873	6,147
OPKO Health, Inc. (a)(c)	1,394,095	1,673
Owens & Minor, Inc. (a)	399,539	11,071
Patterson Cos., Inc.	449,620	12,432
Pediatrix Medical Group, Inc. (a)	603,109	6,049
Teladoc Health, Inc. (a)	637,412	9,625
Tenet Healthcare Corp. (a)	60,189	6,326

		68,174

INDUSTRIALS 18.5%
AAR Corp. (a)	33,576	2,010
Acuity Brands, Inc.	67,600	18,166
Allison Transmission Holdings, Inc.	423,673	34,385
Apogee Enterprises, Inc.	77,336	4,578
ArcBest Corp.	14,137	2,015
Barnes Group, Inc.	38,790	1,441
Boise Cascade Co.	47,013	7,210
Conduent, Inc. (a)	1,148,490	3,882
CoreCivic, Inc. (a)	703,637	10,984
CSG Systems International, Inc.	29,696	1,531
Deluxe Corp.	142,000	2,924
DNOW, Inc. (a)	431,158	6,554
EMCOR Group, Inc.	38,128	13,352
EnerSys	10,399	982
GEO Group, Inc. (a)	490,492	6,926
GrafTech International Ltd.	1,133,652	1,564
Healthcare Services Group, Inc. (a)	487,251	6,081
HNI Corp.	17,507	790
JELD-WEN Holding, Inc. (a)	135,464	2,876
JetBlue Airways Corp. (a)	2,570,824	19,076
Landstar System, Inc.	4,588	884
Lyft, Inc. 'A' (a)	121,550	2,352
Masonite International Corp. (a)	11,380	1,496
Masterbrand, Inc. (a)	137,267	2,572
Moog, Inc. 'A'	8,316	1,328

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2024 (Unaudited)

MSC Industrial Direct Co., Inc. 'A'	31,206	3,028
Oshkosh Corp.	40,630	5,067
RXO, Inc. (a)	111,438	2,437
Ryder System, Inc.	63,933	7,684
Schneider National, Inc. 'B'	116,281	2,633
SkyWest, Inc. (a)	161,784	11,176
Steelcase, Inc. 'A'	248,542	3,251
Werner Enterprises, Inc.	85,577	3,348

		194,583

INFORMATION TECHNOLOGY 8.3%
Benchmark Electronics, Inc.	154,292	4,630
Cerence, Inc. (a)	162,521	2,560
Cirrus Logic, Inc. (a)	70,425	6,518
CommScope Holding Co., Inc. (a)	532,732	698
CommVault Systems, Inc. (a)	18,268	1,853
Dolby Laboratories, Inc. 'A'	26,428	2,214
Insight Enterprises, Inc. (a)	5,887	1,092
InterDigital, Inc.	19,158	2,040
IPG Photonics Corp. (a)	9,466	858
Knowles Corp. (a)	42,084	678
LiveRamp Holdings, Inc. (a)	56,943	1,964
MKS Instruments, Inc.	47,329	6,295
NetScout Systems, Inc. (a)	256,811	5,609
PC Connection, Inc.	21,155	1,395
Pegasystems, Inc.	12,368	799
Plexus Corp. (a)	6,317	599
Sanmina Corp. (a)	306,323	19,047
Semtech Corp. (a)	242,496	6,666
Teradata Corp. (a)	351,889	13,608
TTM Technologies, Inc. (a)	61,601	964
Vishay Intertechnology, Inc.	306,422	6,950

		87,037

MATERIALS 6.8%
Eagle Materials, Inc.	33,951	9,226
Louisiana-Pacific Corp.	128,945	10,820
NewMarket Corp.	3,774	2,395
Sensient Technologies Corp.	10,104	699
Sylvamo Corp.	163,196	10,076
Warrior Met Coal, Inc.	628,143	38,128

		71,344

REAL ESTATE 1.2%
Anywhere Real Estate, Inc. (a)	1,826,723	11,289
DigitalBridge Group, Inc.	43,076	830
New York REIT, Inc. «(a)	4,082	24

		12,143

UTILITIES 0.2%
Hawaiian Electric Industries, Inc.	13,408	151
IDACORP, Inc.	9,677	899
Portland General Electric Co.	27,907	1,172

		2,222

Total United States		931,901

Total Common Stocks (Cost $717,988)		965,641

REAL ESTATE INVESTMENT TRUSTS 7.2%
UNITED STATES 7.2%
FINANCIALS 1.0%
Chimera Investment Corp.	1,732,241	7,986
MFA Financial, Inc.	227,485	2,595

		10,581

REAL ESTATE 6.2%
Alexander & Baldwin, Inc.	148,324	2,443
Apple Hospitality REIT, Inc.	121,113	1,984
Brandywine Realty Trust	473,496	2,273
EPR Properties	84,732	3,597
InvenTrust Properties Corp.	34,471	886
Macerich Co.	169,086	2,913
Outfront Media, Inc.	48,672	817
Paramount Group, Inc.	741,970	3,480
Park Hotels & Resorts, Inc.	855,724	14,967
Piedmont Office Realty Trust, Inc. 'A'	219,894	1,546

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2024 (Unaudited)

RLJ Lodging Trust	602,655	7,123
Service Properties Trust	840,199	5,697
SL Green Realty Corp.	276,639	15,251
Tanger Factory Outlet Centers, Inc.	16,699	493
Xenia Hotels & Resorts, Inc.	141,400	2,122

		65,592

Total Real Estate Investment Trusts (Cost $67,490)		76,173

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.7%		7,345

Total Short-Term Instruments (Cost $7,346)		7,345

Total Investments in Securities (Cost $792,824)		1,049,160

INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.8%
PIMCO Government Money Market Fund 5.500% (b)(c)(d)	7,898,354	7,898

Total Short-Term Instruments (Cost $7,898)		7,898

Total Investments in Affiliates (Cost $7,898)		7,898

Total Investments 100.5% (Cost $800,722)		$1,057,058
Other Assets and Liabilities, net (0.5)%		(5,626)

Net Assets 100.0%		$1,051,432

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $41,623 were out on loan in exchange for $42,479 of cash collateral as of March 31, 2024.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$7,345	U.S. Treasury Notes 5.000% due 09/30/2025		$(7,492)	$7,345	$7,347

Total Repurchase Agreements							$(7,492)	$7,345	$7,347

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Common Stocks
United Kingdom
	Energy				$13,637	$0	$0	$13,637
	Financials				20,103	0	0	20,103
United States
	Communication Services				19,442	0	0	19,442
	Consumer Discretionary				268,999	0	0	268,999
	Consumer Staples				47,890	0	0	47,890
	Energy				57,557	0	0	57,557
	Financials				102,511	0	0	102,511
	Health Care				68,174	0	0	68,174
	Industrials				194,583	0	0	194,583
	Information Technology				87,037	0	0	87,037
	Materials				71,344	0	0	71,344
	Real Estate				12,119	0	24	12,143
	Utilities				2,222	0	0	2,222
Real Estate Investment Trusts
United States
	Financials				10,581	0	0	10,581
	Real Estate				65,592	0	0	65,592
Short-Term Instruments
Repurchase Agreements					0	7,345	0	7,345

					$1,041,791	$7,345	$24	$1,049,160
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					7,898	0	0	7,898

Total Investments					$1,049,689	$7,345	$24	$1,057,058

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
COMMON STOCKS 96.3%
BRAZIL 3.7%
COMMUNICATION SERVICES 0.2%
Telefonica Brasil SA	13,973	$141
TIM SA	26,600	94

		235

CONSUMER DISCRETIONARY 0.6%
Cogna Educacao SA (a)	126,300	59
Vibra Energia SA	98,432	491

		550

CONSUMER STAPLES 0.8%
Atacadao SA	20,500	56
BRF SA (a)	37,458	122
JBS SA	92,960	398
Marfrig Global Foods SA (a)	58,700	121
Raia Drogasil SA	9,959	54

		751

ENERGY 0.3%
Ultrapar Participacoes SA	46,088	262

FINANCIALS 0.5%
B3 SA - Brasil Bolsa Balcao	45,702	109
Banco BTG Pactual SA	9,800	71
Banco do Brasil SA	12,700	143
Banco Santander Brasil SA	12,400	71
BB Seguridade Participacoes SA	5,197	34
Porto Seguro SA	2,300	14

		442

HEALTH CARE 0.0%
Rede D'Or Sao Luiz SA	5,700	29

INDUSTRIALS 0.0%
WEG SA	5,481	42

MATERIALS 1.1%
Cia Siderurgica Nacional SA	25,577	80
Klabin SA	33,390	168
Suzano SA	15,192	194
Vale SA	49,500	601

		1,043

UTILITIES 0.2%
Companhia Paranaense de Energia	15,589	27
CPFL Energia SA	3,600	25
Energisa SA	7,000	67
Engie Brasil Energia SA	3,135	25
Equatorial Energia SA	6,700	43

		187

Total Brazil		3,541

CHILE 0.7%
CONSUMER STAPLES 0.2%
Cencosud SA	58,199	101

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Cia Cervecerias Unidas SA	10,138	60

		161

ENERGY 0.1%
Empresas Copec SA	6,030	43

FINANCIALS 0.3%
Banco de Chile	1,334,417	148
Banco de Credito e Inversiones SA	1,126	32
Banco Itau Chile SA	865	9
Banco Santander Chile	2,784,565	139

		328

MATERIALS 0.0%
Empresas CMPC SA	17,456	36

UTILITIES 0.1%
Colbun SA	383,504	50
Enel Americas SA	343,338	34
Enel Chile SA	672,048	40

		124

Total Chile		692

CHINA 25.3%
COMMUNICATION SERVICES 2.2%
China United Network Communications Ltd. 'A'	501,900	320
Focus Media Information Technology Co. Ltd. 'A'	70,200	63
Kuaishou Technology (a)	14,500	91
NetEase, Inc.	7,523	745
Tencent Holdings Ltd.	13,800	538
Tencent Music Entertainment Group ADR (a)	31,321	351

		2,108

CONSUMER DISCRETIONARY 1.8%
ANTA Sports Products Ltd.	17,400	186
BAIC Motor Corp. Ltd. 'H'	118,000	32
BYD Co. Ltd. 'H'	10,500	269
China Tourism Group Duty Free Corp. Ltd. 'H'	2,400	24
China Yongda Automobiles Services Holdings Ltd.	47,500	13
Chongqing Changan Automobile Co. Ltd. 'A'	13,100	31
Dongfeng Motor Group Co. Ltd. 'H'	138,000	58
Fuyao Glass Industry Group Co. Ltd. 'H'	4,000	20
Great Wall Motor Co. Ltd. 'H'	24,500	27
Huayu Automotive Systems Co. Ltd. 'A'	27,600	63
Li Auto, Inc. 'A' (a)	9,900	150
Midea Group Co. Ltd. 'A' (a)	8,300	74
NIO, Inc. ADR (a)	5,735	26
SAIC Motor Corp. Ltd. 'A'	47,900	99
Shanghai Yuyuan Tourist Mart Group Co. Ltd. 'A'	31,100	26
Shenzhou International Group Holdings Ltd.	12,700	121
Sichuan Changhong Electric Co. Ltd. 'A'	15,600	12
Topsports International Holdings Ltd.	74,000	50
Trip.com Group Ltd. (a)	4,450	197
Vipshop Holdings Ltd.	8,355	138
Wuchan Zhongda Group Co. Ltd. 'A'	136,900	83
Yum China Holdings, Inc.	1,983	79

		1,778

CONSUMER STAPLES 1.3%
China Feihe Ltd.	121,000	57
Foshan Haitian Flavouring & Food Co. Ltd. 'A'	3,100	17
Guangdong Haid Group Co. Ltd. 'A'	8,600	51
Henan Shuanghui Investment & Development Co. Ltd. 'A'	28,900	103
Hengan International Group Co. Ltd.	22,000	69
Kweichow Moutai Co. Ltd. 'A'	1,600	377
Luzhou Laojiao Co. Ltd. 'A'	1,900	49
Muyuan Foods Co. Ltd. 'A'	15,600	91
New Hope Liuhe Co. Ltd. 'A'	25,500	33
Nongfu Spring Co. Ltd. 'H'	19,400	105
Tingyi Cayman Islands Holding Corp.	90,000	99
Uni-President China Holdings Ltd.	43,000	31
Wens Foodstuffs Group Co. Ltd. 'A'	51,300	131

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Wuliangye Yibin Co. Ltd. 'A'	3,600	76

		1,289

ENERGY 2.3%
China Coal Energy Co. Ltd. 'H'	28,000	27
China Petroleum & Chemical Corp. 'H'	1,054,000	599
China Shenhua Energy Co. Ltd. 'H'	166,500	655
PetroChina Co. Ltd. 'H'	506,000	434
Shaanxi Coal Industry Co. Ltd. 'A'	45,700	158
Shanxi Coking Coal Energy Group Co. Ltd. 'A'	24,900	35
Shanxi Lu'an Environmental Energy Development Co. Ltd. 'A'	6,300	18
Yankuang Energy Group Co. Ltd. 'H'	153,000	322

		2,248

FINANCIALS 7.0%
Agricultural Bank of China Ltd. 'H'	2,387,000	1,008
Bank of Beijing Co. Ltd. 'A'	198,300	155
Bank of Changsha Co. Ltd. 'A'	34,400	37
Bank of China Ltd. 'H'	2,563,000	1,051
Bank of Chongqing Co. Ltd. 'H'	35,000	19
Bank of Communications Co. Ltd. 'H'	663,000	436
Bank of Guiyang Co. Ltd. 'A'	67,800	50
Bank of Hangzhou Co. Ltd. 'A'	40,900	63
Bank of Jiangsu Co. Ltd. 'A'	376,700	409
Bank of Nanjing Co. Ltd. 'A'	73,400	92
Bank of Shanghai Co. Ltd. 'A'	94,200	87
China Cinda Asset Management Co. Ltd. 'H'	353,000	29
China CITIC Bank Corp. Ltd. 'H'	402,000	214
China Construction Bank Corp. 'H'	1,340,000	809
China Everbright Bank Co. Ltd. 'H'	569,000	164
China Galaxy Securities Co. Ltd. 'H'	42,500	21
China Minsheng Banking Corp. Ltd. 'H'	481,500	167
China Zheshang Bank Co. Ltd. 'H'	345,000	101
Chongqing Rural Commercial Bank Co. Ltd. 'H'	221,000	92
CITIC Securities Co. Ltd. 'H'	46,000	76
CNPC Capital Co. Ltd. 'A'	26,000	20
Guosen Securities Co. Ltd. 'A'	37,700	43
Huatai Securities Co. Ltd. 'H' (a)	23,000	26
Huaxia Bank Co. Ltd. 'A'	110,300	99
Industrial & Commercial Bank of China Ltd. 'H'	1,634,000	821
Industrial Bank Co. Ltd. 'A' (a)	16,600	37
Lufax Holding Ltd. ADR	20,285	86
PICC Property & Casualty Co. Ltd. 'H'	80,000	106
Ping An Insurance Group Co. of China Ltd. 'H'	78,000	331
Shanghai Pudong Development Bank Co. Ltd. 'A'	112,000	111

		6,760

HEALTH CARE 0.9%
China Resources Pharmaceutical Group Ltd.	121,500	78
Chongqing Zhifei Biological Products Co. Ltd. 'A'	2,400	15
CSPC Pharmaceutical Group Ltd.	257,680	203
Jiangsu Hengrui Pharmaceuticals Co. Ltd. 'A'	11,100	71
Jointown Pharmaceutical Group Co. Ltd. 'A'	31,214	34
Shandong Buchang Pharmaceuticals Co. Ltd. 'A'	16,300	37
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. 'A'	3,100	120
Sinopharm Group Co. Ltd. 'H'	72,800	187
Yunnan Baiyao Group Co. Ltd. 'A'	10,300	72

		817

INDUSTRIALS 3.1%
AECC Aviation Power Co. Ltd. 'A'	11,300	53
China Communications Services Corp. Ltd. 'H'	108,000	50
China CSSC Holdings Ltd. 'A'	24,600	118
China International Marine Containers Group Co. Ltd. 'H'	37,900	32
China Lesso Group Holdings Ltd. 'L'	37,000	18
China Railway Group Ltd. 'H'	385,000	191
China State Construction Engineering Corp. Ltd. 'A'	542,900	392
CITIC Ltd.	141,000	136
COSCO SHIPPING Holdings Co. Ltd. 'H'	100,500	106
Daqin Railway Co. Ltd. 'A'	238,200	241
Fosun International Ltd.	45,000	24
Jiangsu Expressway Co. Ltd. 'H'	86,000	88
Jiangsu Zhongtian Technology Co. Ltd. 'A'	50,800	99
Metallurgical Corp. of China Ltd. 'H'	459,000	98
NARI Technology Co. Ltd. 'A'	32,700	109
Power Construction Corp. of China Ltd. 'A'	207,500	142
Qingdao Port International Co. Ltd.	28,000	16
Sany Heavy Industry Co. Ltd. 'A'	43,200	86
Shanghai Construction Group Co. Ltd. 'A'	120,600	39
Shanghai International Port Group Co. Ltd. 'A'	23,200	17

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Shanghai Tunnel Engineering Co. Ltd. 'A'	83,500	69
Sichuan Road & Bridge Group Co. Ltd. 'A'	14,180	15
Sinopec Engineering Group Co. Ltd. 'H'	66,500	38
Sinotrans Ltd. 'H'	118,000	58
Sinotruk Hong Kong Ltd.	59,500	146
TBEA Co. Ltd. 'A'	55,690	117
Weichai Power Co. Ltd. 'H'	28,000	53
Xiamen C & D, Inc. 'A'	82,600	116
Xiamen ITG Group Corp. Ltd. 'A'	64,800	64
Xiamen Xiangyu Co. Ltd. 'A'	32,700	30
Zhejiang Chint Electrics Co. Ltd. 'A'	15,300	43
Zhejiang Expressway Co. Ltd. 'H'	56,000	36
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H' (a)	18,000	11
ZTO Express Cayman, Inc.	6,936	145

		2,996

INFORMATION TECHNOLOGY 1.9%
360 Security Technology, Inc. 'A'	45,400	56
AAC Technologies Holdings, Inc.	19,000	64
Avary Holding Shenzhen Co. Ltd. 'A'	14,500	47
BYD Electronic International Co. Ltd.	10,500	39
China Railway Signal & Communication Corp. Ltd. 'H'	248,000	95
Foxconn Industrial Internet Co. Ltd. 'A'	116,100	377
Lenovo Group Ltd.	502,000	582
Luxshare Precision Industry Co. Ltd. 'A'	11,000	45
Shenzhen Transsion Holdings Co. Ltd. 'A'	1,100	25
Sunny Optical Technology Group Co. Ltd.	21,300	109
TCL Technology Group Corp. 'A'	17,300	11
Tianma Microelectronics Co. Ltd. 'A'	35,300	40
Xiaomi Corp. 'B' (a)	158,600	311

		1,801

MATERIALS 2.1%
Aluminum Corp. of China Ltd. 'H'	452,000	288
Angang Steel Co. Ltd. 'H'	142,000	24
Anhui Conch Cement Co. Ltd. 'H'	124,000	257
Baoshan Iron & Steel Co. Ltd. 'A'	197,500	177
China Hongqiao Group Ltd.	252,500	284
China National Building Material Co. Ltd. 'H'	330,000	114
CMOC Group Ltd. 'H'	60,000	51
Hengli Petrochemical Co. Ltd. 'A'	17,300	33
Hesteel Co. Ltd. 'A'	140,800	41
Huaxin Cement Co. Ltd. 'H'	20,600	18
Hunan Valin Steel Co. Ltd. 'A'	72,500	52
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. 'A'	19,900	10
Jiangxi Copper Co. Ltd. 'H'	86,000	147
Luxi Chemical Group Co. Ltd. 'A'	16,200	21
Maanshan Iron & Steel Co. Ltd. 'H'	80,000	12
Nanjing Iron & Steel Co. Ltd. 'A'	69,500	44
Ningxia Baofeng Energy Group Co. Ltd. 'A'	28,500	62
Shandong Chenming Paper Holdings Ltd. 'H' (a)	27,500	6
Shanxi Taigang Stainless Steel Co. Ltd. 'A'	69,900	34
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	180,000	24
Tongling Nonferrous Metals Group Co. Ltd. 'A'	95,800	52
Xinxing Ductile Iron Pipes Co. Ltd. 'A'	140,200	75
Xinyu Iron & Steel Co. Ltd. 'A'	56,500	27
Zijin Mining Group Co. Ltd. 'H'	104,000	208

		2,061

REAL ESTATE 1.1%
Agile Group Holdings Ltd. (a)	252,000	20
China Merchants Shekou Industrial Zone Holdings Co. Ltd. 'A' (a)	19,100	26
China Vanke Co. Ltd. 'H'	511,900	355
Country Garden Holdings Co. Ltd. (a)	3,850,000	239
Financial Street Holdings Co. Ltd. 'A'	48,800	21
Greentown China Holdings Ltd.	11,000	9
Jinke Properties Group Co. Ltd. 'A'	295,900	59
Longfor Group Holdings Ltd.	105,500	150
Seazen Group Ltd. (a)	620,000	83
Seazen Holdings Co. Ltd. 'A' (a)	22,700	31
Youngor Group Co. Ltd. 'A'	26,500	26

		1,019

UTILITIES 1.6%
CGN Power Co. Ltd. 'H'	907,000	269
China National Nuclear Power Co. Ltd. 'A'	166,000	206
China Yangtze Power Co. Ltd. 'A'	171,500	590
ENN Energy Holdings Ltd.	26,000	202
GD Power Development Co. Ltd. 'A'	215,200	149
Huadian Power International Corp. Ltd. 'H'	28,000	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Huaneng Lancang River Hydropower, Inc. 'A'	12,200	16
Huaneng Power International, Inc. 'H' (a)	56,000	33
SDIC Power Holdings Co. Ltd. 'A'	8,700	18

		1,498

Total China		24,375

GREECE 0.5%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	3,864	57

CONSUMER DISCRETIONARY 0.1%
JUMBO SA	1,888	55
OPAP SA	3,453	62

		117

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries SA	708	21

FINANCIALS 0.2%
Alpha Services & Holdings SA (a)	33,166	58
Eurobank Ergasias Services & Holdings SA 'A' (a)	30,894	60
National Bank of Greece SA (a)	8,138	64
Piraeus Financial Holdings SA (a)	4,378	18

		200

INDUSTRIALS 0.1%
Mytilineos SA	640	25
Star Bulk Carriers Corp.	1,063	25

		50

UTILITIES 0.0%
Public Power Corp. SA (a)	2,733	34

Total Greece		479

HONG KONG 1.4%
CONSUMER DISCRETIONARY 0.0%
Geely Automobile Holdings Ltd.	24,000	28

FINANCIALS 0.4%
BOC Hong Kong Holdings Ltd.	117,000	314
China Taiping Insurance Holdings Co. Ltd.	81,800	72
Far East Horizon Ltd.	65,000	48

		434

INDUSTRIALS 0.2%
China Everbright Environment Group Ltd.	213,000	83
China Zhongwang Holdings Ltd. «(a)	338,800	0
Orient Overseas International Ltd.	3,000	36
Shanghai Industrial Holdings Ltd.	22,000	29
Shenzhen International Holdings Ltd.	57,500	44

		192

MATERIALS 0.0%
China Resources Cement Holdings Ltd.	60,000	9

REAL ESTATE 0.2%
China Jinmao Holdings Group Ltd.	294,000	21
China Overseas Land & Investment Ltd.	109,000	157

		178

UTILITIES 0.6%
Beijing Enterprises Holdings Ltd.	27,000	78
China Power International Development Ltd.	46,000	19
China Resources Gas Group Ltd.	52,500	168
China Resources Power Holdings Co. Ltd.	18,000	42
Guangdong Investment Ltd.	154,000	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Kunlun Energy Co. Ltd.	200,000	167

		540

Total Hong Kong		1,381

INDIA 15.2%
COMMUNICATION SERVICES 0.5%
Bharti Airtel Ltd.	23,941	353
Indus Towers Ltd. (a)	26,939	94
Tata Communications Ltd.	565	14

		461

CONSUMER DISCRETIONARY 1.3%
Apollo Tyres Ltd.	4,256	24
Bajaj Auto Ltd.	2,454	270
Bharat Forge Ltd.	3,152	43
Bosch Ltd.	199	72
Hero MotoCorp Ltd.	3,043	173
MRF Ltd.	30	48
Rajesh Exports Ltd.	14,017	44
Samvardhana Motherson International Ltd.	25,078	36
Tata Motors Ltd.	21,890	261
Titan Co. Ltd.	2,557	117
TVS Motor Co. Ltd.	1,364	35
Vardhman Textiles Ltd.	2,281	12
Zomato Ltd. (a)	58,343	128

		1,263

CONSUMER STAPLES 1.2%
Britannia Industries Ltd.	891	53
Colgate-Palmolive India Ltd.	1,453	47
Dabur India Ltd.	3,802	24
Godrej Consumer Products Ltd.	3,013	45
Hindustan Unilever Ltd.	6,728	183
ITC Ltd.	98,152	505
Marico Ltd.	4,367	26
Nestle India Ltd.	4,950	156
Tata Consumer Products Ltd.	1,447	19
Varun Beverages Ltd.	2,900	49

		1,107

ENERGY 2.6%
Bharat Petroleum Corp. Ltd.	87,467	634
Coal India Ltd.	50,061	262
Hindustan Petroleum Corp. Ltd.	64,450	368
Indian Oil Corp. Ltd.	240,641	485
Oil & Natural Gas Corp. Ltd.	175,321	566
Oil India Ltd.	16,782	121
Petronet LNG Ltd.	25,359	80

		2,516

FINANCIALS 1.8%
Bank of Baroda	15,617	50
Bank of India	12,096	20
Canara Bank	11,326	79
Cholamandalam Financial Holdings Ltd.	1,580	21
Cholamandalam Investment & Finance Co. Ltd.	5,308	74
HDFC Asset Management Co. Ltd.	574	26
ICICI Lombard General Insurance Co. Ltd.	725	15
ICICI Prudential Life Insurance Co. Ltd.	1,994	15
IDFC First Bank Ltd. (a)	40,680	37
Indiabulls Housing Finance Ltd. 'L'	69,251	140
Indian Bank	2,471	15
Indian Railway Finance Corp. Ltd.	37,030	63
IndusInd Bank Ltd.	7,996	149
LIC Housing Finance Ltd.	2,851	21
Life Insurance Corp. of India	2,790	31
Muthoot Finance Ltd.	1,605	29
Piramal Enterprises Ltd.	1,694	17
Power Finance Corp. Ltd.	101,224	475
Punjab National Bank	40,123	60
RBL Bank Ltd.	8,430	24
REC Ltd.	34,834	189
Shriram Finance Ltd.	3,790	108
Sundaram Finance Ltd.	328	16

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Union Bank of India Ltd.	15,509	29

		1,703

HEALTH CARE 1.0%
Alkem Laboratories Ltd.	341	20
Apollo Hospitals Enterprise Ltd.	716	55
Aurobindo Pharma Ltd.	2,586	34
Cipla Ltd.	7,547	136
Divi's Laboratories Ltd.	1,803	75
Dr Reddy's Laboratories Ltd.	2,085	154
Glenmark Pharmaceuticals Ltd.	860	10
Lupin Ltd.	5,235	101
Sun Pharmaceutical Industries Ltd.	13,581	264
Torrent Pharmaceuticals Ltd.	1,755	55
Zydus Lifesciences Ltd.	3,372	41

		945

INDUSTRIALS 1.0%
Adani Enterprises Ltd.	1,779	68
Adani Ports & Special Economic Zone Ltd.	6,316	102
Bharat Electronics Ltd.	41,565	101
Bharat Heavy Electricals Ltd.	15,739	47
Container Corp. Of India Ltd.	1,151	12
Hindustan Aeronautics Ltd.	2,348	94
InterGlobe Aviation Ltd.	1,115	48
Larsen & Toubro Ltd.	9,713	439
NCC Ltd.	4,709	13
Polycab India Ltd.	469	29
Rail Vikas Nigam Ltd.	4,062	12

		965

INFORMATION TECHNOLOGY 2.4%
HCL Technologies Ltd.	15,734	293
Infosys Ltd.	30,505	549
LTIMindtree Ltd.	872	52
Mphasis Ltd.	2,359	68
Oracle Financial Services Software Ltd.	592	62
Redington Ltd.	18,568	46
Tata Consultancy Services Ltd.	19,424	907
Tech Mahindra Ltd.	12,857	193
Wipro Ltd.	20,880	121

		2,291

MATERIALS 1.7%
Ambuja Cements Ltd.	1,821	13
Asian Paints Ltd.	2,568	88
Coromandel International Ltd.	1,615	21
Gujarat State Fertilizers & Chemicals Ltd.	8,284	20
Hindalco Industries Ltd.	10,265	69
Jindal Saw Ltd.	8,650	45
Jindal Stainless Ltd.	3,507	29
Jindal Steel & Power Ltd.	9,886	101
National Aluminium Co. Ltd.	55,816	103
NMDC Ltd.	34,270	83
Rain Industries Ltd.	5,033	9
Steel Authority of India Ltd.	123,702	200
Supreme Industries Ltd.	1,997	102
Tata Steel Ltd.	198,770	373
UltraTech Cement Ltd.	1,831	214
Vedanta Ltd.	43,629	143

		1,613

REAL ESTATE 0.1%
DLF Ltd.	8,404	91
Macrotech Developers Ltd.	2,021	28
Prestige Estates Projects Ltd.	752	10

		129

UTILITIES 1.6%
Adani Energy Solutions Ltd. (a)	774	10
Adani Power Ltd. (a)	8,172	52
GAIL India Ltd.	17,219	37
Gujarat State Petronet Ltd.	4,471	19
Jaiprakash Power Ventures Ltd. (a)	285,988	53
JSW Energy Ltd.	4,636	29
NHPC Ltd.	77,404	84
NTPC Ltd.	123,542	499
Power Grid Corp. of India Ltd.	159,611	530

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

PTC India Ltd.	15,463	35
Reliance Infrastructure Ltd.	18,014	59
Reliance Power Ltd. (a)	198,360	67
SJVN Ltd.	6,795	10
Tata Power Co. Ltd.	17,211	81
Torrent Power Ltd.	908	15

		1,580

Total India		14,573

INDONESIA 1.0%
COMMUNICATION SERVICES 0.3%
Telkom Indonesia Persero Tbk PT	1,053,900	232

CONSUMER STAPLES 0.1%
Gudang Garam Tbk PT	19,500	25
Indofood CBP Sukses Makmur Tbk PT	56,300	41
Indofood Sukses Makmur Tbk PT	27,100	11
Sumber Alfaria Trijaya Tbk PT	290,700	53

		130

ENERGY 0.2%
Adaro Energy Indonesia Tbk PT	614,100	105
Indika Energy Tbk PT	84,700	8
Indo Tambangraya Megah Tbk PT	21,600	36

		149

FINANCIALS 0.3%
Bank Central Asia Tbk PT	263,400	168
Bank Mandiri Persero Tbk PT	336,700	153

		321

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	390,300	36

MATERIALS 0.1%
Barito Pacific Tbk PT	210,000	13
Chandra Asri Petrochemical Tbk PT	57,400	21
Indocement Tunggal Prakarsa Tbk PT	44,300	24

		58

Total Indonesia		926

IRELAND 0.3%
CONSUMER DISCRETIONARY 0.3%
PDD Holdings, Inc. ADR (a)	2,315	269

Total Ireland		269

KUWAIT 0.3%
COMMUNICATION SERVICES 0.1%
Mobile Telecommunications Co. KSCP	33,058	53

CONSUMER DISCRETIONARY 0.0%
Humansoft Holding Co. KSC	302	3

FINANCIALS 0.1%
Al Ahli Bank of Kuwait KSCP	3,781	3
Boubyan Bank KSCP	10,417	21
Gulf Bank KSCP	6,421	7
Kuwait Finance House KSCP	67,715	176

		207

INDUSTRIALS 0.1%
Agility Public Warehousing Co. KSC (a)	23,198	50
National Industries Group Holding SAK	5,584	4

		54

REAL ESTATE 0.0%
Mabanee Co. KPSC	776	2

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Total Kuwait		319

MALAYSIA 1.6%
COMMUNICATION SERVICES 0.1%
Axiata Group Bhd	44,100	25
CelecomDigi Bhd	26,200	23
Maxis Bhd	35,700	25
Telekom Malaysia Bhd	35,800	46

		119

CONSUMER DISCRETIONARY 0.1%
Genting Bhd	46,100	46
Genting Malaysia Bhd	96,600	56

		102

CONSUMER STAPLES 0.1%
IOI Corp. Bhd	27,700	23
Kuala Lumpur Kepong Bhd	7,000	33
PPB Group Bhd	6,700	22
Sime Darby Plantation Bhd	30,400	28

		106

ENERGY 0.0%
Petronas Dagangan Bhd	3,500	16

FINANCIALS 0.6%
AMMB Holdings Bhd	34,300	30
CIMB Group Holdings Bhd	122,800	170
Hong Leong Bank Bhd	11,100	46
Malayan Banking Bhd	56,600	116
Public Bank Bhd	180,100	160
RHB Bank Bhd	38,900	46

		568

HEALTH CARE 0.2%
Hartalega Holdings Bhd (a)	117,000	68
IHH Healthcare Bhd	6,600	9
Top Glove Corp. Bhd (a)	497,600	84

		161

INDUSTRIALS 0.2%
Capital A Bhd (a)	193,400	29
Gamuda Bhd	20,000	22
Malaysia Airports Holdings Bhd	20,500	43
MISC Bhd	19,600	32
Sime Darby Bhd	60,600	33

		159

MATERIALS 0.1%
Petronas Chemicals Group Bhd	58,200	83
Press Metal Aluminium Holdings Bhd	9,900	10

		93

UTILITIES 0.2%
Petronas Gas Bhd	5,000	18
Tenaga Nasional Bhd	46,600	111
YTL Corp. Bhd	121,400	67
YTL Power International Bhd	23,300	19

		215

Total Malaysia		1,539

MEXICO 2.1%
COMMUNICATION SERVICES 0.1%
Grupo Televisa SAB	108,863	69
Megacable Holdings SAB de CV	12,334	34

		103

CONSUMER DISCRETIONARY 0.0%
Ollamani SAB (a)	5,443	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

CONSUMER STAPLES 1.2%
Arca Continental SAB de CV	11,755	128
Coca-Cola Femsa SAB de CV	15,440	150
Fomento Economico Mexicano SAB de CV	14,500	190
Gruma SAB de CV 'B'	6,781	127
Grupo Bimbo SAB de CV 'A'	13,923	66
Kimberly-Clark de Mexico SAB de CV 'A'	44,892	104
Wal-Mart de Mexico SAB de CV	96,372	388

		1,153

FINANCIALS 0.1%
Grupo Elektra SAB de CV	696	48

INDUSTRIALS 0.1%
Alfa SAB de CV 'A'	95,924	71
Grupo Aeroportuario del Pacifico SAB de CV 'B'	1,270	21
Grupo Aeroportuario del Sureste SAB de CV 'B'	875	28

		120

MATERIALS 0.6%
Alpek SAB de CV	16,954	12
Cemex SAB de CV	126,231	114
Grupo Mexico SAB de CV 'B'	59,271	353
Orbia Advance Corp. SAB de CV	32,997	69

		548

Total Mexico		1,982

PHILIPPINES 0.2%
COMMUNICATION SERVICES 0.1%
Globe Telecom, Inc.	878	27
PLDT, Inc.	2,205	54

		81

CONSUMER STAPLES 0.0%
Universal Robina Corp.	13,310	25

FINANCIALS 0.0%
BDO Unibank, Inc.	10,780	29

INDUSTRIALS 0.1%
International Container Terminal Services, Inc.	11,450	65

UTILITIES 0.0%
Manila Electric Co.	2,980	19

Total Philippines		219

POLAND 0.7%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA	10,448	28
Orange Polska SA	12,421	25

		53

FINANCIALS 0.5%
Bank Polska Kasa Opieki SA	1,827	83
Powszechna Kasa Oszczednosci Bank Polski SA	9,141	136
Powszechny Zaklad Ubezpieczen SA	17,908	219
Santander Bank Polska SA	291	41

		479

INFORMATION TECHNOLOGY 0.0%
Asseco Poland SA (a)	462	9

MATERIALS 0.0%
Jastrzebska Spolka Weglowa SA (a)	3,709	34

UTILITIES 0.1%
Enea SA (a)	6,199	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

PGE Polska Grupa Energetyczna SA (a)	30,115	54
Tauron Polska Energia SA	55,041	42

		111

Total Poland		686

QATAR 0.6%
COMMUNICATION SERVICES 0.0%
Ooredoo QPSC	11,481	34

ENERGY 0.1%
Qatar Fuel QSC	2,417	10
Qatar Gas Transport Co. Ltd.	22,471	25

		35

FINANCIALS 0.3%
Commercial Bank PSQC	9,852	13
Doha Bank QPSC	67,003	27
Masraf Al Rayan QSC	90,514	59
Qatar Islamic Bank SAQ	11,863	62
Qatar National Bank QPSC	36,549	143

		304

INDUSTRIALS 0.1%
Industries Qatar QSC	25,673	84
Qatar Navigation QSC	4,742	14

		98

REAL ESTATE 0.1%
Barwa Real Estate Co.	53,062	40

UTILITIES 0.0%
Qatar Electricity & Water Co. QSC	2,250	10

Total Qatar		521

RUSSIA 0.0%
ENERGY 0.0%
Gazprom Neft PJSC «	13,620	0
Gazprom PJSC «	635,130	0
LUKOIL PJSC «	15,703	0
Novatek PJSC «	21,924	0
Rosneft Oil Co. PJSC «	66,050	0
Surgutneftegas PJSC «	701,700	0
Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	117,340	0
VTB Bank PJSC «(a)	598,992,500	1

		1

MATERIALS 0.0%
Magnitogorsk Iron & Steel Works PJSC «	160,600	0
MMC Norilsk Nickel PJSC «	1,269	0
Novolipetsk Steel PJSC «(a)	88,470	0
Severstal PAO «	17,344	0

		0

UTILITIES 0.0%
Federal Grid Co. - Rosseti PJSC «	22,174,692	0
Inter RAO UES PJSC «	1,587,500	0

		0

Total Russia		1

SAUDI ARABIA 2.5%
COMMUNICATION SERVICES 0.6%
Etihad Etisalat Co. (a)	2,849	40
Mobile Telecommunications Co. Saudi Arabia	3,518	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Saudi Telecom Co.	46,210	488

		540

CONSUMER DISCRETIONARY 0.1%
Jarir Marketing Co.	10,832	42

CONSUMER STAPLES 0.2%
Abdullah Al Othaim Markets Co.	4,807	17
Almarai Co. JSC	4,028	61
Savola Group	5,885	89

		167

ENERGY 0.6%
Saudi Arabian Oil Co.	71,258	584

FINANCIALS 0.3%
Alinma Bank	2,231	26
Bupa Arabia for Cooperative Insurance Co.	1,204	85
Saudi Investment Bank	8,001	35
Saudi National Bank (a)	10,436	114

		260

HEALTH CARE 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	320	27

INFORMATION TECHNOLOGY 0.0%
Arabian Internet & Communications Services Co.	179	18

MATERIALS 0.5%
Advanced Petrochemical Co.	2,140	22
SABIC Agri-Nutrients Co.	488	16
Sahara International Petrochemical Co.	4,951	41
Saudi Basic Industries Corp.	12,569	262
Saudi Cement Co. (a)	920	11
Saudi Industrial Investment Group	4,156	25
Saudi Kayan Petrochemical Co. (a)	14,210	34
Yanbu National Petrochemical Co.	7,112	71

		482

REAL ESTATE 0.0%
Arabian Centres Co. Ltd.	6,154	42

UTILITIES 0.2%
ACWA Power Co.	1,473	133
Power & Water Utility Co. for Jubail & Yanbu	763	14
Saudi Electricity Co.	10,430	55

		202

Total Saudi Arabia		2,364

SOUTH AFRICA 2.7%
COMMUNICATION SERVICES 0.4%
MTN Group Ltd.	37,929	187
MultiChoice Group	13,315	80
Telkom SA SOC Ltd.	23,829	38
Vodacom Group Ltd.	10,013	52

		357

CONSUMER DISCRETIONARY 0.3%
Foschini Group Ltd.	1,644	9
Motus Holdings Ltd.	5,706	26
Mr Price Group Ltd.	4,876	45
Naspers Ltd. 'N'	719	128
Truworths International Ltd.	13,205	53
Woolworths Holdings Ltd.	17,973	56

		317

CONSUMER STAPLES 0.4%
AVI Ltd.	7,555	36
Bid Corp. Ltd.	5,034	123
Pick n Pay Stores Ltd.	19,108	19
Shoprite Holdings Ltd.	9,230	121

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

SPAR Group Ltd.	12,331	57
Tiger Brands Ltd.	3,278	35

		391

ENERGY 0.1%
Exxaro Resources Ltd.	10,173	91

FINANCIALS 0.4%
Capitec Bank Holdings Ltd.	600	66
FirstRand Ltd.	74,175	242
Sanlam Ltd.	10,980	40
Standard Bank Group Ltd.	8,889	87

		435

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	8,265	96
Life Healthcare Group Holdings Ltd.	36,795	33

		129

INDUSTRIALS 0.1%
Bidvest Group Ltd.	7,236	93

MATERIALS 0.9%
African Rainbow Minerals Ltd.	2,540	22
Anglo American Platinum Ltd.	1,017	41
Gold Fields Ltd.	15,648	251
Harmony Gold Mining Co. Ltd.	4,446	37
Impala Platinum Holdings Ltd.	24,894	103
Kumba Iron Ore Ltd.	2,702	66
Sappi Ltd.	26,018	69
Sasol Ltd.	15,613	120
Sibanye Stillwater Ltd.	100,406	115

		824

Total South Africa		2,637

SOUTH KOREA 14.2%
COMMUNICATION SERVICES 0.8%
CJ ENM Co. Ltd.	449	26
KT Corp.	13,411	378
LG Uplus Corp.	8,983	67
SK Telecom Co. Ltd.	8,100	321

		792

CONSUMER DISCRETIONARY 3.7%
Coway Co. Ltd.	1,879	78
Hankook Tire & Technology Co. Ltd.	3,160	127
HL Mando Co. Ltd.	1,867	47
Hyundai Department Store Co. Ltd.	971	37
Hyundai Mobis Co. Ltd.	2,340	454
Hyundai Motor Co.	7,437	1,309
Hyundai Wia Corp.	1,300	55
Kia Corp.	10,333	859
LG Electronics, Inc.	7,578	545
Lotte Shopping Co. Ltd.	763	42
Shinsegae, Inc.	306	39

		3,592

CONSUMER STAPLES 0.6%
Amorepacific Group	1,668	34
CJ CheilJedang Corp.	468	101
E-MART, Inc.	1,601	81
GS Retail Co. Ltd.	851	13
KT&G Corp.	3,133	218
LG H&H Co. Ltd.	290	83

		530

ENERGY 0.4%
HD Hyundai Co. Ltd.	2,147	110
S-Oil Corp.	1,049	61

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

SK Innovation Co. Ltd. (a)	2,627	231

		402

FINANCIALS 2.7%
BNK Financial Group, Inc.	14,756	87
DB Insurance Co. Ltd.	2,087	149
DGB Financial Group, Inc.	7,971	51
Hana Financial Group, Inc.	10,873	476
Hanwha Life Insurance Co. Ltd.	13,409	29
Hyundai Marine & Fire Insurance Co. Ltd.	3,977	91
Industrial Bank of Korea	12,875	133
KB Financial Group, Inc.	5,829	305
Korea Investment Holdings Co. Ltd.	404	20
Meritz Financial Group, Inc.	1,034	63
Mirae Asset Securities Co. Ltd.	1,755	11
NH Investment & Securities Co. Ltd. 'C'	1,208	11
Samsung Card Co. Ltd.	666	19
Samsung Fire & Marine Insurance Co. Ltd.	1,059	243
Samsung Life Insurance Co. Ltd.	2,948	209
Samsung Securities Co. Ltd.	389	12
Shinhan Financial Group Co. Ltd.	12,581	444
Woori Financial Group, Inc.	25,218	274

		2,627

INDUSTRIALS 2.1%
CJ Corp.	1,718	156
CJ Logistics Corp.	920	82
Daewoo Engineering & Construction Co. Ltd. (a)	12,275	34
DL E&C Co. Ltd.	2,083	57
Doosan Co. Ltd.	1,352	152
GS Engineering & Construction Corp.	7,849	89
GS Holdings Corp.	1,946	70
Hanwha Aerospace Co. Ltd.	340	52
Hanwha Corp.	3,269	68
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	647	58
HDC Hyundai Development Co-Engineering & Construction	1,674	22
Hyundai Engineering & Construction Co. Ltd.	5,337	132
Hyundai Glovis Co. Ltd.	969	130
LG Corp.	2,897	188
Lotte Corp.	1,335	28
LS Corp.	1,253	106
LX International Corp.	2,855	56
Posco International Corp.	4,010	159
Samsung C&T Corp.	405	48
SK Networks Co. Ltd.	10,756	49
SK, Inc.	1,766	240

		1,976

INFORMATION TECHNOLOGY 1.9%
LG Display Co. Ltd.	18,614	146
Samsung Electro-Mechanics Co. Ltd.	1,431	160
Samsung Electronics Co. Ltd.	14,616	878
Samsung SDS Co. Ltd.	247	30
SK Hynix, Inc.	4,971	659

		1,873

MATERIALS 1.6%
Hyundai Steel Co.	5,759	136
KCC Corp.	311	61
Kolon Industries, Inc.	1,468	42
Korea Zinc Co. Ltd.	276	93
Kumho Petrochemical Co. Ltd.	453	47
Lotte Chemical Corp.	1,345	120
Posco Holdings, Inc.	3,326	1,042

		1,541

UTILITIES 0.4%
Korea Electric Power Corp.	16,286	268
Korea Gas Corp.	4,049	82

		350

Total South Korea		13,683

TAIWAN 18.9%
COMMUNICATION SERVICES 0.6%
Chunghwa Telecom Co. Ltd.	105,000	412
Far EasTone Telecommunications Co. Ltd.	45,000	114

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Taiwan Mobile Co. Ltd.	19,000	61

		587

CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	53,000	82
China Motor Corp.	33,000	134
Eclat Textile Co. Ltd.	5,000	86
Feng TAY Enterprise Co. Ltd.	12,560	62
Giant Manufacturing Co. Ltd.	6,000	42
Nien Made Enterprise Co. Ltd.	2,000	22
Pou Chen Corp.	37,000	42
Ruentex Industries Ltd.	16,800	31

		501

CONSUMER STAPLES 0.3%
Great Wall Enterprise Co. Ltd.	10,008	18
President Chain Store Corp.	12,000	99
Uni-President Enterprises Corp.	69,000	165

		282

ENERGY 0.0%
Formosa Petrochemical Corp.	19,000	41

FINANCIALS 2.6%
Cathay Financial Holding Co. Ltd.	140,200	211
Chang Hwa Commercial Bank Ltd.	126,090	71
China Development Financial Holding Corp.	415,096	179
CTBC Financial Holding Co. Ltd.	382,000	387
E.Sun Financial Holding Co. Ltd.	106,239	90
First Financial Holding Co. Ltd.	140,509	121
Fubon Financial Holding Co. Ltd.	150,908	327
Hua Nan Financial Holdings Co. Ltd. 'C'	104,503	75
Mega Financial Holding Co. Ltd.	187,646	236
Shanghai Commercial & Savings Bank Ltd.	47,712	72
Shin Kong Financial Holding Co. Ltd.	479,307	121
SinoPac Financial Holdings Co. Ltd.	197,466	133
Taishin Financial Holding Co. Ltd.	227,511	128
Taiwan Business Bank	159,890	79
Taiwan Cooperative Financial Holding Co. Ltd.	112,395	91
Yuanta Financial Holding Co. Ltd.	177,860	167

		2,488

INDUSTRIALS 0.6%
Evergreen Marine Corp. Taiwan Ltd. (a)	60,000	330
Far Eastern New Century Corp.	81,000	84
Taiwan Glass Industry Corp.	13,000	7
Taiwan High Speed Rail Corp.	14,000	13
Teco Electric & Machinery Co. Ltd.	40,000	71
Yang Ming Marine Transport Corp.	71,000	98

		603

INFORMATION TECHNOLOGY 13.3%
Accton Technology Corp.	8,000	115
Acer, Inc.	114,000	166
Advantech Co. Ltd.	7,119	91
ASE Technology Holding Co. Ltd.	125,000	607
Asustek Computer, Inc.	57,000	755
AUO Corp.	498,600	282
Catcher Technology Co. Ltd.	14,000	95
Cheng Uei Precision Industry Co. Ltd.	7,000	10
Chicony Electronics Co. Ltd.	28,000	194
Compal Electronics, Inc.	478,000	572
Compeq Manufacturing Co. Ltd.	5,000	12
Delta Electronics, Inc.	22,000	235
Foxconn Technology Co. Ltd.	31,000	63
General Interface Solution Holding Ltd.	17,000	32
Gigabyte Technology Co. Ltd.	6,000	59
Hon Hai Precision Industry Co. Ltd.	276,600	1,343
Innolux Corp.	664,582	316
Inventec Corp.	211,000	386
King Yuan Electronics Co. Ltd.	15,000	50
Kinpo Electronics	59,000	28
Largan Precision Co. Ltd.	1,290	98
Lite-On Technology Corp.	112,000	371
Macronix International Co. Ltd.	51,000	42
MediaTek, Inc.	35,000	1,268
Micro-Star International Co. Ltd.	29,000	151
Mitac Holdings Corp.	69,000	113

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Nan Ya Printed Circuit Board Corp.	2,000	12
Nanya Technology Corp.	16,000	34
Novatek Microelectronics Corp.	7,000	129
Pegatron Corp.	90,000	280
Powertech Technology, Inc.	40,000	251
Primax Electronics Ltd.	17,000	46
Qisda Corp.	84,000	118
Quanta Computer, Inc.	131,000	1,147
Radiant Opto-Electronics Corp.	16,000	86
Realtek Semiconductor Corp.	12,000	209
Silicon Motion Technology Corp.	677	52
Supreme Electronics Co. Ltd.	34,861	81
Synnex Technology International Corp.	50,000	122
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	1,102
TPK Holding Co. Ltd.	24,000	28
Tripod Technology Corp.	20,000	128
Unimicron Technology Corp.	4,000	24
Walsin Technology Corp. (a)	5,000	17
Winbond Electronics Corp.	37,447	32
Wistron Corp.	220,347	830
Wiwynn Corp. (a)	1,000	68
WPG Holdings Ltd.	75,560	227
WT Microelectronics Co. Ltd.	41,880	196
Zhen Ding Technology Holding Ltd.	31,000	121

		12,794

MATERIALS 0.9%
Asia Cement Corp.	44,000	56
China Steel Corp.	256,000	190
Eternal Materials Co. Ltd.	24,300	24
Formosa Chemicals & Fibre Corp.	29,000	50
Formosa Plastics Corp.	88,000	187
Nan Ya Plastics Corp.	47,000	81
Taiwan Cement Corp.	175,553	174
Taiwan Fertilizer Co. Ltd.	10,000	20
Tung Ho Steel Enterprise Corp.	20,020	43
YFY, Inc.	40,000	37

		862

REAL ESTATE 0.1%
Highwealth Construction Corp.	13,396	17
Ruentex Development Co. Ltd.	25,380	28

		45

Total Taiwan		18,203

THAILAND 2.7%
COMMUNICATION SERVICES 0.2%
Advanced Info Service PCL	30,000	168
Digital Telecommunications Infrastructure Fund 'F'	190,000	40
Jasmine International PCL	381,200	24

		232

CONSUMER DISCRETIONARY 0.0%
Home Product Center PCL	80,800	24
Sri Trang Agro-Industry PCL	36,400	19

		43

CONSUMER STAPLES 0.4%
Berli Jucker PCL	22,700	15
Charoen Pokphand Foods PCL	215,900	108
CP ALL PCL	58,400	88
Thai Beverage PCL	234,500	85
Thai Union Group PCL 'F'	182,100	72

		368

ENERGY 0.9%
Bangchak Corp. PCL	68,000	83
IRPC PCL	1,001,700	52
PTT PCL	645,100	594
Star Petroleum Refining PCL	148,500	36

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Thai Oil PCL	78,600	127

		892

FINANCIALS 0.2%
Thanachart Capital PCL	68,600	97
Tisco Financial Group PCL	24,800	67
TMBThanachart Bank PCL	1,238,400	62

		226

HEALTH CARE 0.2%
Bangkok Dusit Medical Services PCL 'F'	179,500	139
Bumrungrad Hospital PCL	11,200	69
Sri Trang Gloves Thailand PCL	73,700	17

		225

INFORMATION TECHNOLOGY 0.1%
Fabrinet (a)	314	59

MATERIALS 0.4%
PTT Global Chemical PCL	137,800	144
Siam Cement PCL	28,000	196

		340

REAL ESTATE 0.2%
Land & Houses PCL	544,100	110
Supalai PCL	64,900	37

		147

UTILITIES 0.1%
Electricity Generating PCL	8,900	27
Ratch Group PCL	24,550	19

		46

Total Thailand		2,578

TURKEY 1.2%
COMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon AS (a)	17,286	16
Turkcell Iletisim Hizmetleri AS	49,581	105

		121

CONSUMER DISCRETIONARY 0.2%
Arcelik AS	2,826	13
Ford Otomotiv Sanayi AS	2,167	78
Tofas Turk Otomobil Fabrikasi AS	3,080	26
Vestel Elektronik Sanayi ve Ticaret AS (a)	13,813	36

		153

CONSUMER STAPLES 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,290	62
BIM Birlesik Magazalar AS	20,211	220
Coca-Cola Icecek AS	2,035	35

		317

ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	6,711	37

FINANCIALS 0.2%
Akbank TAS	30,134	44
Is Yatirim Menkul Degerler AS 'A'	93,376	89
Turkiye Is Bankasi AS 'C'	75,579	26
Yapi ve Kredi Bankasi AS	26,718	23

		182

INDUSTRIALS 0.3%
AG Anadolu Grubu Holding AS	6,100	51
Aselsan Elektronik Sanayi Ve Ticaret AS	20,424	35
Enka Insaat ve Sanayi AS	35,765	38
KOC Holding AS	10,607	67
Tekfen Holding AS	25,300	32

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Turkiye Sise ve Cam Fabrikalari AS	11,928	17

		240

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS (a)	53,397	70
Petkim Petrokimya Holding AS (a)	26,659	16

		86

UTILITIES 0.0%
Aygaz AS	1	0
Enerjisa Enerji AS	11,718	21

		21

Total Turkey		1,157

UNITED ARAB EMIRATES 0.5%
CONSUMER DISCRETIONARY 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	60,536	60

ENERGY 0.0%
ADNOC Drilling Co. PJSC	28,461	31

FINANCIALS 0.3%
Abu Dhabi Islamic Bank PJSC	13,372	40
Dubai Islamic Bank PJSC	41,157	65
Emirates NBD Bank PJSC	7,644	36
First Abu Dhabi Bank PJSC	37,527	137

		278

MATERIALS 0.0%
Borouge PLC	23,828	16

REAL ESTATE 0.1%
Emaar Development PJSC (a)	34,062	76
Emaar Properties PJSC (a)	13,313	30

		106

Total United Arab Emirates		491

Total Common Stocks (Cost $85,714)		92,616

PREFERRED STOCKS 3.3%
BRAZIL 3.3%
BANKING & FINANCE 0.4%
Banco do Estado do Rio Grande do Sul SA	22,248	59
Itau Unibanco Holding SA	44,900	310

		369

INDUSTRIALS 0.7%
Braskem SA	24,990	131
Gerdau SA	41,179	182
Metalurgica Gerdau SA	92,592	190
Usinas Siderurgicas de Minas Gerais SA Usiminas 'A'	82,500	165

		668

UTILITIES 2.2%
Cia Energetica de Minas Gerais	58,690	147
Companhia Paranaense de Energia	25,056	48
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	15,621	77
Petroleo Brasileiro SA	245,098	1,826

		2,098

Total Brazil		3,136

CHILE 0.0%
INDUSTRIALS 0.0%
Embotelladora Andina SA	8,013	20

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Total Chile		20

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC «	2,929	0
Transneft PJSC «(c)	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $2,166)		3,156

REAL ESTATE INVESTMENT TRUSTS 0.0%
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	40,614	24

Total Real Estate Investment Trusts (Cost $34)		24

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.4%		377

Total Short-Term Instruments (Cost $377)		377

Total Investments in Securities (Cost $88,291)		96,172

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 5.500% (b)(c)(d)	7,621	8

Total Short-Term Instruments (Cost $8)		8

Total Investments in Affiliates (Cost $8)		8

Total Investments 100.0% (Cost $88,299)		$96,180
Other Assets and Liabilities, net 0.0%		44

Net Assets 100.0%		$96,224

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $7 were out on loan in exchange for $8 of cash collateral as of March 31, 2024.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$377	U.S. Treasury Notes 4.250% due 12/31/2025		$(384)	$377	$377

Total Repurchase Agreements							$(384)	$377	$377

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services				$235	$0	$0	$235
	Consumer Discretionary				550	0	0	550
	Consumer Staples				751	0	0	751
	Energy				262	0	0	262
	Financials				442	0	0	442
	Health Care				29	0	0	29
	Industrials				42	0	0	42
	Materials				1,043	0	0	1,043
	Utilities				187	0	0	187
Chile
	Consumer Staples				101	60	0	161
	Energy				43	0	0	43
	Financials				180	148	0	328
	Materials				36	0	0	36
	Utilities				124	0	0	124
China
	Communication Services				1,088	1,020	0	2,108
	Consumer Discretionary				256	1,522	0	1,778
	Consumer Staples				162	1,127	0	1,289
	Energy				0	2,248	0	2,248
	Financials				86	6,674	0	6,760
	Health Care				0	817	0	817
	Industrials				618	2,378	0	2,996
	Information Technology				0	1,801	0	1,801
	Materials				68	1,993	0	2,061
	Real Estate				85	934	0	1,019
	Utilities				639	859	0	1,498
Greece
	Communication Services				57	0	0	57
	Consumer Discretionary				117	0	0	117
	Energy				21	0	0	21
	Financials				124	76	0	200
	Industrials				50	0	0	50
	Utilities				0	34	0	34
Hong Kong
	Consumer Discretionary				0	28	0	28
	Financials				48	386	0	434
	Industrials				44	148	0	192
	Materials				0	9	0	9
	Real Estate				0	178	0	178
	Utilities				0	540	0	540
India

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Communication Services	0	461	0	461
Consumer Discretionary	0	1,263	0	1,263
Consumer Staples	0	1,107	0	1,107
Energy	0	2,516	0	2,516
Financials	0	1,703	0	1,703
Health Care	0	945	0	945
Industrials	0	965	0	965
Information Technology	0	2,291	0	2,291
Materials	0	1,613	0	1,613
Real Estate	0	129	0	129
Utilities	0	1,580	0	1,580
Indonesia
Communication Services	0	232	0	232
Consumer Staples	11	119	0	130
Energy	8	141	0	149
Financials	0	321	0	321
Health Care	36	0	0	36
Materials	24	34	0	58
Ireland
Consumer Discretionary	269	0	0	269
Kuwait
Communication Services	0	53	0	53
Consumer Discretionary	3	0	0	3
Financials	0	207	0	207
Industrials	0	54	0	54
Real Estate	2	0	0	2
Malaysia
Communication Services	25	94	0	119
Consumer Discretionary	0	102	0	102
Consumer Staples	22	84	0	106
Energy	16	0	0	16
Financials	46	522	0	568
Health Care	161	0	0	161
Industrials	51	108	0	159
Materials	10	83	0	93
Utilities	111	104	0	215
Mexico
Communication Services	0	103	0	103
Consumer Discretionary	10	0	0	10
Consumer Staples	0	1,153	0	1,153
Financials	48	0	0	48
Industrials	71	49	0	120
Materials	0	548	0	548
Philippines
Communication Services	27	54	0	81
Consumer Staples	25	0	0	25
Financials	29	0	0	29
Industrials	65	0	0	65
Utilities	19	0	0	19
Poland
Communication Services	0	53	0	53
Financials	0	479	0	479
Information Technology	0	9	0	9
Materials	0	34	0	34
Utilities	42	69	0	111
Qatar
Communication Services	34	0	0	34
Energy	10	25	0	35
Financials	215	89	0	304
Industrials	14	84	0	98
Real Estate	0	40	0	40
Utilities	0	10	0	10
Russia
Financials	0	0	1	1
Saudi Arabia
Communication Services	52	488	0	540
Consumer Discretionary	0	42	0	42
Consumer Staples	150	17	0	167
Energy	0	584	0	584
Financials	85	175	0	260
Health Care	0	27	0	27
Information Technology	0	18	0	18
Materials	52	430	0	482
Real Estate	0	42	0	42
Utilities	0	202	0	202
South Africa
Communication Services	170	187	0	357
Consumer Discretionary	272	45	0	317
Consumer Staples	391	0	0	391
Energy	91	0	0	91
Financials	127	308	0	435
Health Care	129	0	0	129
Industrials	93	0	0	93
Materials	157	667	0	824

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2024 (Unaudited)

South Korea
Communication Services	0	792	0	792
Consumer Discretionary	0	3,592	0	3,592
Consumer Staples	0	530	0	530
Energy	0	402	0	402
Financials	0	2,627	0	2,627
Industrials	0	1,976	0	1,976
Information Technology	0	1,873	0	1,873
Materials	0	1,541	0	1,541
Utilities	0	350	0	350
Taiwan
Communication Services	114	473	0	587
Consumer Discretionary	0	501	0	501
Consumer Staples	0	282	0	282
Energy	0	41	0	41
Financials	0	2,488	0	2,488
Industrials	330	273	0	603
Information Technology	52	12,742	0	12,794
Materials	0	862	0	862
Real Estate	17	28	0	45
Thailand
Communication Services	0	232	0	232
Consumer Discretionary	0	43	0	43
Consumer Staples	0	368	0	368
Energy	0	892	0	892
Financials	0	226	0	226
Health Care	0	225	0	225
Information Technology	59	0	0	59
Materials	0	340	0	340
Real Estate	0	147	0	147
Utilities	0	46	0	46
Turkey
Communication Services	121	0	0	121
Consumer Discretionary	127	26	0	153
Consumer Staples	97	220	0	317
Energy	37	0	0	37
Financials	133	49	0	182
Industrials	205	35	0	240
Materials	86	0	0	86
Utilities	0	21	0	21
United Arab Emirates
Consumer Discretionary	60	0	0	60
Energy	31	0	0	31
Financials	278	0	0	278
Materials	16	0	0	16
Real Estate	106	0	0	106
Preferred Stocks
Brazil
Banking & Finance	369	0	0	369
Industrials	668	0	0	668
Utilities	2,098	0	0	2,098
Chile
Industrials	20	0	0	20
Real Estate Investment Trusts
South Africa
Real Estate	24	0	0	24
Short-Term Instruments
Repurchase Agreements	0	377	0	377

	$15,709	$80,462	$1	$96,172
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	8	0	0	8

Total Investments	$15,717	$80,462	$1	$96,180

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
COMMON STOCKS 96.7%
AUSTRALIA 5.3%
COMMUNICATION SERVICES 0.2%
CAR Group Ltd.	11,770	$277
Nine Entertainment Co. Holdings Ltd.	11,890	13
REA Group Ltd.	1,437	174
SEEK Ltd.	4,498	73

		537

CONSUMER DISCRETIONARY 0.7%
ARB Corp. Ltd.	906	24
Aristocrat Leisure Ltd.	6,901	193
Breville Group Ltd.	5,203	93
Domino's Pizza Enterprises Ltd.	2,264	64
Flight Centre Travel Group Ltd.	4,569	65
GUD Holdings Ltd.	2,935	23
Harvey Norman Holdings Ltd.	21,226	71
JB Hi-Fi Ltd.	2,448	103
Premier Investments Ltd.	1,691	36
Super Retail Group Ltd.	9,451	99
Wesfarmers Ltd.	20,517	915

		1,686

CONSUMER STAPLES 0.5%
Coles Group Ltd.	34,417	380
GrainCorp Ltd. 'A'	18,073	97
Metcash Ltd.	48,451	123
Woolworths Group Ltd.	23,438	507

		1,107

ENERGY 0.2%
Ampol Ltd.	10,301	267
New Hope Corp. Ltd.	5,292	16
Santos Ltd.	6,345	32
Viva Energy Group Ltd.	40,395	98

		413

FINANCIALS 1.0%
AMP Ltd.	124,734	95
ANZ Group Holdings Ltd.	5,606	107
ASX Ltd.	2,647	115
Bank of Queensland Ltd.	12,699	52
Bendigo & Adelaide Bank Ltd.	11,642	78
Commonwealth Bank of Australia	3,225	253
Insurance Australia Group Ltd.	38,851	162
Macquarie Group Ltd.	1,223	159
Magellan Financial Group Ltd.	3,861	25
Medibank Pvt Ltd.	88,761	217
National Australia Bank Ltd.	13,143	298
NIB Holdings Ltd.	11,387	58
Perpetual Ltd.	4,913	80
QBE Insurance Group Ltd.	19,753	234
Suncorp Group Ltd.	49,544	529
Westpac Banking Corp.	2,165	37

		2,499

HEALTH CARE 0.4%
Ansell Ltd.	6,220	100
Cochlear Ltd.	1,449	319
CSL Ltd.	2,037	382

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Sonic Healthcare Ltd.	12,451	238

		1,039

INDUSTRIALS 0.6%
ALS Ltd.	7,683	66
Aurizon Holdings Ltd.	73,546	192
Brambles Ltd.	45,964	484
Computershare Ltd.	3,918	67
Downer EDI Ltd.	18,829	63
McMillan Shakespeare Ltd.	2,360	30
Monadelphous Group Ltd.	5,246	48
Qantas Airways Ltd. (a)	11,691	41
Reece Ltd.	6,551	120
Seven Group Holdings Ltd.	4,726	126
Transurban Group	27,145	235
Worley Ltd.	10,934	119

		1,591

INFORMATION TECHNOLOGY 0.1%
WiseTech Global Ltd.	3,536	216

MATERIALS 1.4%
BHP Group Ltd.	19,940	577
BlueScope Steel Ltd.	17,093	266
Boral Ltd. (a)	6,014	24
Brickworks Ltd.	1,307	24
Champion Iron Ltd.	4,747	23
CSR Ltd.	26,579	153
Evolution Mining Ltd.	9,586	22
Fortescue Ltd.	56,661	948
IGO Ltd.	12,442	57
Iluka Resources Ltd.	12,359	58
Incitec Pivot Ltd.	62,449	118
Mineral Resources Ltd.	1,897	87
Northern Star Resources Ltd.	25,079	237
Orica Ltd.	8,313	99
Regis Resources Ltd.	22,367	29
Rio Tinto Ltd.	9,051	718
Sandfire Resources Ltd. (a)	5,709	33
Sims Ltd.	10,459	87

		3,560

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	13,579	57

UTILITIES 0.2%
AGL Energy Ltd.	38,406	209
APA Group	12,693	70
Origin Energy Ltd.	51,763	310

		589

Total Australia		13,294

AUSTRIA 0.2%
ENERGY 0.0%
OMV AG	1,406	67

FINANCIALS 0.0%
UNIQA Insurance Group AG	8,867	76

INDUSTRIALS 0.0%
Andritz AG	1,472	92

MATERIALS 0.1%
voestalpine AG	4,360	122

REAL ESTATE 0.1%
CA Immobilien Anlagen AG	2,780	98

UTILITIES 0.0%
Verbund AG	712	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Total Austria		507

BELGIUM 0.3%
COMMUNICATION SERVICES 0.0%
Proximus SADP	7,025	57

CONSUMER STAPLES 0.1%
Etablissements Franz Colruyt NV	2,845	132
Lotus Bakeries NV	5	48

		180

FINANCIALS 0.0%
Ageas SA	1,027	47
Gimv NV	973	47

		94

HEALTH CARE 0.1%
UCB SA	2,007	248

INDUSTRIALS 0.0%
Ackermans & Van Haaren NV	387	68

INFORMATION TECHNOLOGY 0.0%
Barco NV	3,360	55

MATERIALS 0.0%
Solvay SA	670	18

UTILITIES 0.1%
Elia Group SA	920	99

Total Belgium		819

CANADA 7.6%
COMMUNICATION SERVICES 0.4%
BCE, Inc.	16,974	577
Cogeco Communications, Inc.	876	39
Quebecor, Inc. 'B'	3,354	73
TELUS Corp.	14,989	240

		929

CONSUMER DISCRETIONARY 1.0%
BRP, Inc.	841	56
Canadian Tire Corp. Ltd. 'A'	2,102	210
Dollarama, Inc.	4,296	327
Gildan Activewear, Inc.	4,704	175
Linamar Corp.	1,009	54
Lululemon Athletica, Inc. (a)	1,037	405
Magna International, Inc.	18,182	991
Restaurant Brands International, Inc.	4,916	390

		2,608

CONSUMER STAPLES 0.7%
Alimentation Couche-Tard, Inc.	8,231	470
Empire Co. Ltd. 'A'	7,939	194
George Weston Ltd.	2,094	283
Loblaw Cos., Ltd.	3,875	429
Maple Leaf Foods, Inc.	2,153	35
Metro, Inc.	4,241	228
North West Co., Inc.	2,236	65
Premium Brands Holdings Corp.	838	55
Saputo, Inc.	5,038	99

		1,858

ENERGY 1.0%
ARC Resources Ltd.	13,332	238
Birchcliff Energy Ltd.	9,572	38
Cameco Corp.	2,194	95
Canadian Natural Resources Ltd.	3,823	292
Cenovus Energy, Inc.	5,363	107
Crescent Point Energy Corp.	44,575	365
Enerplus Corp.	6,984	137
Gibson Energy, Inc.	5,875	100

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Imperial Oil Ltd.	7,529	519
Parex Resources, Inc.	1,261	20
Peyto Exploration & Development Corp.	9,505	105
Precision Drilling Corp. (a)	1,005	68
Suncor Energy, Inc.	9,764	360
Teekay Tankers Ltd. 'A'	794	46

		2,490

FINANCIALS 1.2%
Brookfield Asset Management Ltd. 'A'	1,743	73
Brookfield Corp.	8,805	368
Brookfield Reinsurance Ltd.	3,178	134
Canadian Imperial Bank of Commerce	3,290	167
CI Financial Corp.	11,713	150
Fairfax Financial Holdings Ltd.	630	679
Great-West Lifeco, Inc.	3,060	98
IA Financial Corp., Inc.	1,177	73
IGM Financial, Inc.	2,192	56
Intact Financial Corp.	1,933	314
Manulife Financial Corp.	12,452	311
National Bank of Canada	2,153	181
Onex Corp.	1,173	88
Power Corp. of Canada	7,066	198
Sun Life Financial, Inc.	2,563	140
TMX Group Ltd.	2,686	71

		3,101

INDUSTRIALS 1.2%
Aecon Group, Inc.	5,675	71
Boyd Group Services, Inc.	672	142
Canadian National Railway Co.	3,432	452
Canadian Pacific Kansas City Ltd.	3,794	334
Element Fleet Management Corp.	4,787	77
Finning International, Inc.	4,751	140
GFL Environmental, Inc.	3,786	131
Russel Metals, Inc.	2,818	94
Stantec, Inc.	1,297	108
TFI International, Inc.	1,252	200
Thomson Reuters Corp.	3,776	588
Toromont Industries Ltd.	2,019	194
Waste Connections, Inc.	1,681	289
Westshore Terminals Investment Corp.	4,501	85

		2,905

INFORMATION TECHNOLOGY 0.8%
Canadian Solar, Inc. (a)	847	17
Celestica, Inc. (a)	7,976	358
CGI, Inc. (a)	7,210	795
Constellation Software, Inc.	90	246
Descartes Systems Group, Inc. (a)	328	30
Open Text Corp.	3,449	134
Shopify, Inc. 'A' (a)	5,742	443

		2,023

MATERIALS 0.8%
Barrick Gold Corp.	15,837	263
CCL Industries, Inc. 'B'	641	33
Eldorado Gold Corp. (a)	13,328	187
First Quantum Minerals Ltd.	6,209	67
Franco-Nevada Corp.	2,104	251
Interfor Corp. (a)	3,114	49
Kinross Gold Corp.	3,967	24
Lundin Mining Corp.	3,078	31
Methanex Corp.	3,240	144
Osisko Gold Royalties Ltd.	4,582	75
Stelco Holdings, Inc.	2,639	87
Stella-Jones, Inc.	641	37
Teck Resources Ltd. 'B'	5,451	250
Transcontinental, Inc. 'A'	4,487	49
West Fraser Timber Co. Ltd.	1,981	171
Wheaton Precious Metals Corp.	5,304	250

		1,968

REAL ESTATE 0.1%
Colliers International Group, Inc.	638	78

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

FirstService Corp.	747	124

		202

UTILITIES 0.4%
Atco Ltd. 'I'	3,539	99
Canadian Utilities Ltd. 'A'	2,404	55
Emera, Inc.	3,789	133
Fortis, Inc.	8,618	340
Hydro One Ltd.	6,941	202
Northland Power, Inc.	3,286	54
Superior Plus Corp.	6,892	51

		934

Total Canada		19,018

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	6,065	156

Total Chile		156

DENMARK 2.3%
CONSUMER DISCRETIONARY 0.1%
GN Store Nord AS	1,760	46
Pandora AS	1,435	232

		278

CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	1,067	146
Royal Unibrew AS	1,008	67
Scandinavian Tobacco Group AS 'A'	4,083	73

		286

FINANCIALS 0.1%
Danske Bank AS	2,744	82
Sydbank AS	2,358	122
Topdanmark AS	1,606	69

		273

HEALTH CARE 1.6%
Ascendis Pharma AS (a)	163	25
Coloplast AS 'B'	866	117
Demant AS (a)	1,849	92
Novo Nordisk AS 'B'	29,767	3,818

		4,052

INDUSTRIALS 0.2%
AP Moller - Maersk AS 'B'	211	275
DSV AS	915	149
ISS AS	4,000	73
Rockwool AS 'B'	138	45

		542

MATERIALS 0.1%
Novozymes AS 'B'	4,537	267

UTILITIES 0.1%
Orsted AS	1,345	75

Total Denmark		5,773

FINLAND 0.8%
COMMUNICATION SERVICES 0.0%
Elisa Oyj	2,093	93

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	6,316	118

ENERGY 0.0%
Neste Oyj	2,825	77

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

FINANCIALS 0.1%
Sampo Oyj 'A'	6,185	264

HEALTH CARE 0.1%
Orion Oyj 'B'	2,956	110

INDUSTRIALS 0.3%
Cargotec Oyj 'B'	1,579	110
Kone Oyj 'B'	5,215	243
Konecranes Oyj	672	35
Metso Oyj	7,384	88
Wartsila Oyj Abp	11,401	173

		649

INFORMATION TECHNOLOGY 0.1%
TietoEVRY Oyj	6,136	130

MATERIALS 0.1%
Kemira Oyj	4,660	88
Outokumpu Oyj	17,155	75
Stora Enso Oyj 'R'	8,906	124

		287

REAL ESTATE 0.0%
Citycon Oyj	9,627	39
Kojamo Oyj	4,282	51

		90

UTILITIES 0.0%
Fortum Oyj	5,577	69

Total Finland		1,887

FRANCE 7.2%
COMMUNICATION SERVICES 0.7%
Eutelsat Communications SA	13,250	58
Metropole Television SA	3,816	57
Orange SA	95,091	1,118
Publicis Groupe SA	4,488	489
Television Francaise SA	5,416	49
Ubisoft Entertainment SA (a)	1,936	41
Vivendi SE	2,287	25

		1,837

CONSUMER DISCRETIONARY 1.3%
Accor SA	1,474	69
Cie Generale des Etablissements Michelin SCA	5,974	229
Forvia SE	7,091	108
Hermes International SCA	399	1,020
Kering SA	420	166
LVMH Moet Hennessy Louis Vuitton SE	387	348
Renault SA	17,668	892
SEB SA	808	103
Sodexo SA	883	76
Valeo SE	9,785	122

		3,133

CONSUMER STAPLES 0.6%
Carrefour SA	35,993	617
Danone SA	8,545	552
L'Oreal SA	698	331
Pernod Ricard SA	541	88
Remy Cointreau SA	252	25

		1,613

ENERGY 0.3%
Technip Energies NV	927	23
TotalEnergies SE	10,927	752

		775

FINANCIALS 0.5%
Credit Agricole SA	4,525	68
SCOR SE	4,419	153

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Societe Generale SA	41,651	1,116

		1,337

HEALTH CARE 0.6%
BioMerieux	716	79
EssilorLuxottica SA	2,157	488
Sanofi	8,850	861
Sartorius Stedim Biotech	252	72

		1,500

INDUSTRIALS 2.3%
Air France-KLM (a)	1,560	17
Airbus SE	5,223	962
Alstom SA	5,040	77
Bouygues SA	8,200	335
Bureau Veritas SA	6,726	205
Cie de Saint-Gobain SA	5,229	406
Dassault Aviation SA	723	159
Elis SA	4,659	106
Legrand SA	1,059	112
Nexans SA	1,337	140
Rexel SA	15,586	421
Safran SA	4,519	1,023
Schneider Electric SE	2,898	655
Societe BIC SA	1,348	96
Thales SA	1,604	274
Vinci SA	5,879	755

		5,743

INFORMATION TECHNOLOGY 0.2%
Alten SA	581	85
Capgemini SE	664	153
Dassault Systemes SE	4,689	207
Sopra Steria Group	727	176

		621

MATERIALS 0.3%
Air Liquide SA	2,629	547
Eramet SA	304	23
Vicat SACA	1,940	77

		647

UTILITIES 0.4%
Engie SA	53,244	892
Veolia Environnement SA	2,053	67

		959

Total France		18,165

GERMANY 5.5%
COMMUNICATION SERVICES 0.2%
Deutsche Telekom AG	10,031	244
Freenet AG	5,798	163
ProSiebenSat.1 Media SE	6,422	45
Scout24 SE	1,143	86

		538

CONSUMER DISCRETIONARY 1.2%
Adidas AG	2,903	649
Bayerische Motoren Werke AG	11,261	1,299
Continental AG	6,299	455
Fielmann Group AG	1,258	58
Hornbach Holding AG & Co. KGaA	1,011	81
Hugo Boss AG	2,689	158
Mercedes-Benz Group AG	5,146	410
TUI AG	3,990	33

		3,143

CONSUMER STAPLES 0.1%
Beiersdorf AG	1,121	163
Metro AG	10,838	59

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Suedzucker AG	4,499	65

		287

FINANCIALS 1.0%
Allianz SE	1,718	515
Commerzbank AG	40,015	550
Deutsche Bank AG	27,981	440
Deutsche Boerse AG	1,513	310
Deutsche Pfandbriefbank AG	10,467	56
Hannover Rueck SE	615	168
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	707	345
Talanx AG	1,853	147

		2,531

HEALTH CARE 0.3%
Fresenius Medical Care AG & Co. KGaA	5,215	200
Fresenius SE & Co. KGaA	2,649	71
Gerresheimer AG	833	94
Merck KGaA	798	141
Siemens Healthineers AG	2,236	137

		643

INDUSTRIALS 0.9%
Bilfinger SE	2,229	104
Deutsche Lufthansa AG	28,517	224
Deutsche Post AG	11,930	514
Duerr AG	683	16
Hapag-Lloyd AG	428	65
Hochtief AG	497	58
KION Group AG	802	42
Knorr-Bremse AG	1,017	77
Krones AG	1,131	150
MTU Aero Engines AG	579	147
Nordex SE (a)	2,008	26
Rational AG	76	65
Rheinmetall AG	443	249
Siemens AG	2,153	411

		2,148

INFORMATION TECHNOLOGY 0.9%
SAP SE	11,221	2,185

MATERIALS 0.6%
BASF SE	5,915	338
Covestro AG	10,698	585
HeidelbergCement AG	959	106
K&S AG	11,724	183
Salzgitter AG	3,824	100
Symrise AG	634	76
thyssenkrupp AG	3,576	19

		1,407

REAL ESTATE 0.2%
LEG Immobilien SE (a)	2,283	196
TAG Immobilien AG	4,709	64
Vonovia SE	12,624	373

		633

UTILITIES 0.1%
E.ON SE	23,190	323

Total Germany		13,838

HONG KONG 1.3%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	66,500	25
HKT Trust & HKT Ltd.	92,000	108
PCCW Ltd.	257,295	127

		260

CONSUMER DISCRETIONARY 0.1%
Bosideng International Holdings Ltd.	172,000	86
Chow Tai Fook Jewellery Group Ltd.	52,000	77
Galaxy Entertainment Group Ltd.	7,000	35
Man Wah Holdings Ltd.	34,400	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

SJM Holdings Ltd. (a)	42,000	13
Skyworth Group Ltd.	156,000	59

		294

CONSUMER STAPLES 0.0%
WH Group Ltd.	130,000	86

FINANCIALS 0.2%
Hong Kong Exchanges & Clearing Ltd.	8,400	245
Prudential PLC	15,772	148

		393

INDUSTRIALS 0.3%
Cathay Pacific Airways Ltd. (a)	71,000	81
CK Hutchison Holdings Ltd.	39,500	190
Hutchison Port Holdings Trust	378,100	48
Jardine Matheson Holdings Ltd.	3,800	142
MTR Corp. Ltd.	42,000	139
NWS Holdings Ltd.	83,000	69
Pacific Basin Shipping Ltd.	136,000	39
Techtronic Industries Co. Ltd.	2,000	27
Xinyi Glass Holdings Ltd.	37,000	39

		774

INFORMATION TECHNOLOGY 0.1%
Cowell e Holdings, Inc.	32,000	77
Kingboard Holdings Ltd.	21,200	43
Kingboard Laminates Holdings Ltd.	45,000	33

		153

REAL ESTATE 0.3%
CK Asset Holdings Ltd.	43,000	177
Hongkong Land Holdings Ltd.	29,600	91
New World Development Co. Ltd.	41,000	43
Sino Land Co. Ltd.	10,000	10
Sun Hung Kai Properties Ltd.	25,500	246
Swire Pacific Ltd. 'A'	19,000	157
Wharf Holdings Ltd.	34,000	112

		836

UTILITIES 0.2%
China Gas Holdings Ltd.	17,000	15
CLP Holdings Ltd.	23,100	184
HK Electric Investments & HK Electric Investments Ltd.	61,000	38
Hong Kong & China Gas Co. Ltd.	77,972	59
Power Assets Holdings Ltd.	17,000	100

		396

Total Hong Kong		3,192

IRELAND 1.7%
CONSUMER STAPLES 0.1%
Glanbia PLC	7,987	158
Kerry Group PLC 'A'	1,773	152

		310

HEALTH CARE 0.6%
ICON PLC (a)	919	309
Medtronic PLC	13,073	1,139

		1,448

INDUSTRIALS 0.6%
Allegion PLC	895	121
Cimpress PLC (a)	895	79
Experian PLC	10,376	452
Grafton Group PLC	5,868	74
Kingspan Group PLC	1,211	110
Trane Technologies PLC	2,115	635

		1,471

MATERIALS 0.4%
CRH PLC	5,323	459
James Hardie Industries PLC	13,894	558

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Smurfit Kappa Group PLC	2,553	117

		1,134

Total Ireland		4,363

ISRAEL 1.0%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	60,194	77

CONSUMER STAPLES 0.0%
Strauss Group Ltd. (a)	2,268	43

ENERGY 0.1%
Oil Refineries Ltd.	200,254	66
Paz Oil Co. Ltd.	269	29

		95

FINANCIALS 0.3%
Bank Hapoalim BM	17,698	166
Bank Leumi Le-Israel BM	25,348	211
Harel Insurance Investments & Financial Services Ltd. (a)	6,559	63
Israel Discount Bank Ltd. 'A'	19,370	100
Mizrahi Tefahot Bank Ltd.	2,596	97
Plus500 Ltd.	2,462	56

		693

HEALTH CARE 0.1%
Taro Pharmaceutical Industries Ltd. (a)	1,750	74
Teva Pharmaceutical Industries Ltd. SP ADR (a)	13,780	194

		268

INDUSTRIALS 0.1%
Danel Adir Yeoshua Ltd.	331	29
Elbit Systems Ltd.	255	53
Hilan Ltd.	1,984	126

		208

INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	1,039	171
Cyberaek Software Ltd. (a)	181	48
JFrog Ltd. (a)	1,116	49
Monday.com Ltd. (a)	347	79
Nice Ltd. (a)	439	114
Wix.com Ltd. (a)	678	93

		554

MATERIALS 0.1%
ICL Group Ltd.	24,086	128

REAL ESTATE 0.1%
Africa Israel Residences Ltd.	682	45
Azrieli Group Ltd.	334	24
Big Shopping Centers Ltd. (a)	695	77
G City Ltd.	10,799	33
Melisron Ltd.	1,266	94
YH Dimri Construction & Development Ltd.	721	57

		330

Total Israel		2,396

ITALY 3.2%
COMMUNICATION SERVICES 0.2%
Infrastrutture Wireless Italiane SpA	7,061	80
MFE-MediaForEurope NV 'A'	12,341	32
MFE-MediaForEurope NV 'B'	4,329	15
Telecom Italia SpA (a)	1,839,777	447

		574

CONSUMER DISCRETIONARY 0.4%
Brembo SpA	6,256	80
Ferrari NV	1,223	533

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Moncler SpA	2,881	215

		828

ENERGY 0.5%
Eni SpA	69,798	1,105
Saipem SpA	14,444	35
Saras SpA	64,771	124

		1,264

FINANCIALS 1.0%
Anima Holding SpA	15,291	73
Assicurazioni Generali SpA	2,910	74
Azimut Holding SpA	5,331	145
Banca Generali SpA	1,680	67
Banca IFIS SpA	5,839	114
Banca Mediolanum SpA	5,636	62
Banca Monte dei Paschi di Siena SpA (a)	5,795	26
Banca Popolare di Sondrio SpA	20,671	155
Banco BPM SpA	37,273	248
BPER Banca	62,061	293
FinecoBank Banca Fineco SpA	7,092	106
Intesa Sanpaolo SpA	80,121	291
UniCredit SpA	17,433	662
Unipol Gruppo SpA	30,377	255

		2,571

HEALTH CARE 0.1%
Amplifon SpA	2,227	81
DiaSorin SpA	715	69
Recordati Industria Chimica e Farmaceutica SpA	2,523	139

		289

INDUSTRIALS 0.4%
Enav SpA	12,112	51
Iveco Group NV (a)	6,817	102
Leonardo SpA	30,188	758

		911

MATERIALS 0.0%
Buzzi SpA	664	26

UTILITIES 0.6%
A2A SpA	19,278	35
Enel SpA	168,317	1,111
Iren SpA	25,166	52
Snam SpA	20,125	95
Terna - Rete Elettrica Nazionale	19,738	163

		1,456

Total Italy		7,919

JAPAN 26.3%
COMMUNICATION SERVICES 2.3%
Capcom Co. Ltd.	14,400	270
CyberAgent, Inc.	3,400	25
Fuji Media Holdings, Inc.	8,500	103
GungHo Online Entertainment, Inc.	3,000	48
Hakuhodo DY Holdings, Inc.	3,100	28
Internet Initiative Japan, Inc.	4,300	80
KDDI Corp.	35,600	1,053
Koei Tecmo Holdings Co. Ltd.	700	8
Konami Group Corp.	400	27
LY Corp.	15,400	39
Nexon Co. Ltd.	3,900	65
Nintendo Co. Ltd.	24,700	1,348
Nippon Telegraph & Telephone Corp.	840,500	1,001
Nippon Television Holdings, Inc.	8,900	130
Softbank Corp.	78,000	1,004
SoftBank Group Corp.	6,000	356
Square Enix Holdings Co. Ltd.	600	23
Toei Animation Co. Ltd.	2,000	40
Toho Co. Ltd.	900	30

		5,678

CONSUMER DISCRETIONARY 4.7%
Adastria Co. Ltd.	3,100	79

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Aisin Corp.	8,100	331
Arata Corp.	200	4
Asics Corp.	3,800	180
ASKUL Corp.	1,100	16
Bandai Namco Holdings, Inc.	5,900	109
Bridgestone Corp.	9,300	412
Casio Computer Co. Ltd.	7,500	65
DCM Holdings Co. Ltd.	12,300	119
Denso Corp.	4,200	80
EDION Corp.	8,000	81
Exedy Corp.	4,900	98
Fast Retailing Co. Ltd.	600	186
Food & Life Cos., Ltd.	3,300	63
Fujitsu General Ltd.	1,100	14
Geo Holdings Corp.	2,900	36
Goldwin, Inc.	500	32
Haseko Corp.	4,700	58
Heiwa Corp.	700	9
Honda Motor Co. Ltd.	111,900	1,385
Iida Group Holdings Co. Ltd.	4,700	61
Isetan Mitsukoshi Holdings Ltd.	20,700	336
Isuzu Motors Ltd.	20,900	283
J Front Retailing Co. Ltd.	9,200	102
JTEKT Corp.	13,200	125
K's Holdings Corp.	11,700	101
Kohnan Shoji Co. Ltd.	4,100	118
Koito Manufacturing Co. Ltd.	4,300	58
Mazda Motor Corp.	54,800	635
McDonald's Holdings Co. Japan Ltd.	4,500	202
Mitsubishi Motors Corp.	11,800	39
NHK Spring Co. Ltd.	8,200	81
Nikon Corp.	11,700	118
Nishimatsuya Chain Co. Ltd.	5,000	80
Nissan Motor Co. Ltd.	141,200	560
Nitori Holdings Co. Ltd.	1,500	227
NOK Corp.	8,000	110
Oriental Land Co. Ltd.	3,600	115
Paltac Corp.	100	3
Pan Pacific International Holdings Corp.	5,600	148
Resorttrust, Inc.	900	15
Rinnai Corp.	300	7
Ryohin Keikaku Co. Ltd.	3,300	54
Saizeriya Co. Ltd.	3,700	126
Sangetsu Corp.	900	20
Sankyo Co. Ltd.	17,300	189
Sega Sammy Holdings, Inc.	4,800	59
Sekisui Chemical Co. Ltd.	5,100	75
Sekisui House Ltd.	8,100	185
Shimamura Co. Ltd.	1,600	91
Shimano, Inc.	500	74
Skylark Holdings Co. Ltd.	4,100	65
Stanley Electric Co. Ltd.	2,700	48
Subaru Corp.	4,900	111
Sumitomo Electric Industries Ltd.	25,800	400
Sumitomo Forestry Co. Ltd.	7,500	237
Sumitomo Rubber Industries Ltd.	12,200	150
Suzuki Motor Corp.	30,000	343
Takashimaya Co. Ltd.	7,700	123
Tokai Rika Co. Ltd.	4,200	72
Tomy Co. Ltd.	4,900	90
Toyo Tire Corp.	5,000	95
Toyoda Gosei Co. Ltd.	4,600	101
Toyota Boshoku Corp.	5,300	90
Toyota Motor Corp.	48,400	1,223
TS Tech Co. Ltd.	4,800	61
USS Co. Ltd.	9,400	78
Wacoal Holdings Corp.	700	17
Yamada Holdings Co. Ltd.	59,100	171
Yamaha Corp.	700	15
Yamaha Motor Co. Ltd.	16,500	152
Yokohama Rubber Co. Ltd.	2,700	73
Zensho Holdings Co. Ltd.	4,200	175
ZOZO, Inc.	1,100	27

		11,671

CONSUMER STAPLES 2.5%
Aeon Co. Ltd.	14,000	332
Ain Holdings, Inc.	100	4
Ajinomoto Co., Inc.	12,300	459
Axial Retailing, Inc.	3,600	24
Belc Co. Ltd.	1,000	46
Calbee, Inc.	3,800	86
Coca-Cola Bottlers Japan Holdings, Inc.	4,300	63
Earth Corp.	100	3
Fuji Oil Holdings, Inc.	8,600	135

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

H2O Retailing Corp.	3,300	42
House Foods Group, Inc.	3,600	73
Itoham Yonekyu Holdings, Inc.	3,120	82
Japan Tobacco, Inc.	45,100	1,202
Kagome Co. Ltd.	3,500	85
Kao Corp.	9,700	362
Kewpie Corp.	5,300	98
Kikkoman Corp.	3,500	45
Kirin Holdings Co. Ltd.	20,200	281
Kobe Bussan Co. Ltd.	3,400	83
Kusuri No. Aoki Holdings Co. Ltd.	900	19
Lawson, Inc.	800	55
Maruha Nichiro Corp.	3,900	76
MatsukiyoCocokara & Co.	3,000	48
MEIJI Holdings Co. Ltd.	8,400	183
Mitsubishi Shokuhin Co. Ltd.	3,700	136
Mitsui DM Sugar Holdings Co. Ltd.	4,500	93
Morinaga & Co. Ltd.	7,000	120
Morinaga Milk Industry Co. Ltd.	1,600	33
NH Foods Ltd.	4,800	161
Nichirei Corp.	700	19
Nippn Corp.	5,000	77
Nisshin Oillio Group Ltd.	3,500	117
Nisshin Seifun Group, Inc.	5,000	69
Nissin Foods Holdings Co. Ltd.	2,800	77
Pigeon Corp.	1,200	12
Pola Orbis Holdings, Inc.	2,600	25
Rohto Pharmaceutical Co. Ltd.	5,700	111
Sakata Seed Corp.	200	5
Sapporo Holdings Ltd.	1,500	60
Seven & i Holdings Co. Ltd.	38,100	555
Sugi Holdings Co. Ltd.	600	10
Sundrug Co. Ltd.	3,800	118
Suntory Beverage & Food Ltd.	4,000	135
Toyo Suisan Kaisha Ltd.	1,500	92
Tsuruha Holdings, Inc.	600	43
Unicharm Corp.	3,800	121
United Super Markets Holdings, Inc.	8,400	55
Yakult Honsha Co. Ltd.	1,100	22
Yamazaki Baking Co. Ltd.	4,900	127

		6,279

ENERGY 0.7%
Cosmo Energy Holdings Co. Ltd.	4,900	246
ENEOS Holdings, Inc.	150,500	725
Idemitsu Kosan Co. Ltd.	47,260	324
Inpex Corp.	27,700	421
Iwatani Corp.	700	38
Japan Petroleum Exploration Co. Ltd.	600	27

		1,781

FINANCIALS 2.2%
Credit Saison Co. Ltd.	1,000	21
Daiwa Securities Group, Inc.	20,500	156
Hirogin Holdings, Inc.	3,700	27
Hokuhoku Financial Group, Inc.	11,900	151
Hyakujushi Bank Ltd.	5,100	98
Iyogin Holdings, Inc.	3,400	26
JAFCO Group Co. Ltd.	900	11
Japan Exchange Group, Inc.	800	22
Japan Post Bank Co. Ltd.	28,700	308
Japan Post Holdings Co. Ltd.	108,700	1,095
Japan Post Insurance Co. Ltd.	5,400	103
Kyushu Financial Group, Inc.	4,200	31
Mitsubishi HC Capital, Inc.	13,400	93
Mitsubishi UFJ Financial Group, Inc.	67,500	687
Mizuho Financial Group, Inc.	55,200	1,092
MS&AD Insurance Group Holdings, Inc.	34,500	609
Nanto Bank Ltd.	5,000	101
Nishi-Nippon Financial Holdings, Inc.	21,600	270
Nomura Holdings, Inc.	28,300	181
Senshu Ikeda Holdings, Inc.	59,100	154
Seven Bank Ltd.	41,100	80
Tokio Marine Holdings, Inc.	3,000	94
Tokyo Century Corp.	4,600	48
Zenkoku Hosho Co. Ltd.	200	7

		5,465

HEALTH CARE 1.3%
Alfresa Holdings Corp.	7,300	106
Astellas Pharma, Inc.	21,800	234
Chugai Pharmaceutical Co. Ltd.	7,300	279

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Eisai Co. Ltd.	1,500	62
Fukuda Denshi Co. Ltd.	800	37
H.U. Group Holdings, Inc.	3,700	60
Hisamitsu Pharmaceutical Co., Inc.	600	16
Hoya Corp.	1,400	175
Kaken Pharmaceutical Co. Ltd.	3,400	77
M3, Inc.	800	12
Medipal Holdings Corp.	7,900	121
Nihon Kohden Corp.	800	21
Olympus Corp.	11,900	171
Otsuka Holdings Co. Ltd.	5,000	208
Santen Pharmaceutical Co. Ltd.	4,500	44
Sawai Group Holdings Co. Ltd.	600	23
Shionogi & Co. Ltd.	4,100	210
Suzuken Co. Ltd.	3,600	110
Sysmex Corp.	1,200	21
Taisho Pharmaceutical Holdings Co. Ltd.	600	34
Takeda Pharmaceutical Co. Ltd.	26,741	744
Terumo Corp.	11,000	201
Toho Holdings Co. Ltd.	4,600	109
Tsumura & Co.	3,500	87

		3,162

INDUSTRIALS 6.2%
AGC, Inc.	5,100	185
ANA Holdings, Inc.	4,200	88
Central Glass Co. Ltd.	3,800	72
Central Japan Railway Co.	6,200	154
COMSYS Holdings Corp.	4,000	94
Dai Nippon Printing Co. Ltd.	8,300	254
Daikin Industries Ltd.	1,100	150
DMG Mori Co. Ltd.	5,400	143
East Japan Railway Co.	15,300	294
Ebara Corp.	600	55
EXEO Group, Inc.	8,200	87
FANUC Corp.	7,400	206
Fuji Electric Co. Ltd.	500	34
Fujikura Ltd.	17,000	251
Fujitec Co. Ltd.	3,800	95
Furukawa Electric Co. Ltd.	3,000	63
Glory Ltd.	1,200	23
Hanwa Co. Ltd.	3,500	137
Harmonic Drive Systems, Inc.	500	13
Hazama Ando Corp.	7,700	60
Hino Motors Ltd.	17,500	59
Hitachi Ltd.	19,200	1,754
Hitachi Zosen Corp.	13,500	118
Hoshizaki Corp.	200	7
IHI Corp.	2,300	61
ITOCHU Corp.	8,100	348
Japan Pulp & Paper Co. Ltd.	3,500	120
Kajima Corp.	7,600	156
Kamigumi Co. Ltd.	3,800	84
Kandenko Co. Ltd.	11,800	135
Kawasaki Heavy Industries Ltd.	9,000	296
Kawasaki Kisen Kaisha Ltd.	2,700	36
Keihan Holdings Co. Ltd.	600	13
Keio Corp.	700	19
Keisei Electric Railway Co. Ltd.	1,000	41
Kinden Corp.	5,000	87
Kintetsu Group Holdings Co. Ltd. 'L'	3,600	105
Kurita Water Industries Ltd.	800	33
Kyushu Railway Co.	4,100	94
Lixil Corp.	4,100	51
Makita Corp.	1,000	28
Marubeni Corp.	56,400	977
MEITEC Group Holdings, Inc.	3,400	66
Minebea Mitsumi, Inc.	4,700	92
MIRAIT ONE Corp.	4,500	55
Mitsubishi Corp.	27,900	645
Mitsubishi Electric Corp.	9,600	161
Mitsubishi Heavy Industries Ltd.	173,000	1,568
Mitsui & Co. Ltd.	9,600	449
Mitsui OSK Lines Ltd.	9,800	299
Nagase & Co. Ltd.	4,700	79
Nagoya Railroad Co. Ltd.	2,500	35
Nankai Electric Railway Co. Ltd.	3,900	80
Nippon Yusen KK	11,800	324
Nisshinbo Holdings, Inc.	12,100	97
NSK Ltd.	29,000	165
NTN Corp.	33,400	70
Obayashi Corp.	13,400	159
Penta-Ocean Construction Co. Ltd.	9,500	48
Persol Holdings Co. Ltd.	38,800	54
Recruit Holdings Co. Ltd.	7,900	347

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Sakai Moving Service Co. Ltd.	4,800	81
Sanwa Holdings Corp.	3,500	61
Secom Co. Ltd.	3,500	254
Seino Holdings Co. Ltd.	3,300	45
Senko Group Holdings Co. Ltd.	9,200	69
SG Holdings Co. Ltd.	3,800	48
Shibaura Machine Co. Ltd.	3,600	87
Shinmaywa Industries Ltd.	8,100	66
SHO-BOND Holdings Co. Ltd.	200	8
SMC Corp.	100	56
Sohgo Security Services Co. Ltd.	11,700	64
Sojitz Corp.	11,340	299
Sotetsu Holdings, Inc.	4,000	71
Sumitomo Corp.	9,800	236
Sumitomo Heavy Industries Ltd.	2,700	85
Taikisha Ltd.	3,600	112
Taisei Corp.	6,300	230
Takeuchi Manufacturing Co. Ltd.	3,900	156
TechnoPro Holdings, Inc.	3,300	66
Tobu Railway Co. Ltd.	4,300	107
Tokyu Corp.	12,200	149
TOPPAN Holdings, Inc.	11,600	291
TOTO Ltd.	900	25
Toyota Industries Corp.	800	84
Toyota Tsusho Corp.	8,400	577
West Japan Railway Co.	5,600	117
Yamato Holdings Co. Ltd.	3,100	45
Yaskawa Electric Corp.	3,700	157
Yuasa Trading Co. Ltd.	3,500	122

		15,641

INFORMATION TECHNOLOGY 2.8%
Advantest Corp.	8,600	382
Alps Alpine Co. Ltd.	11,300	89
Azbil Corp.	700	19
BIPROGY, Inc.	3,400	101
Brother Industries Ltd.	4,000	74
Canon Marketing Japan, Inc.	4,000	118
Citizen Watch Co. Ltd.	17,200	113
Daiwabo Holdings Co. Ltd.	4,600	77
Dexerials Corp.	800	35
Disco Corp.	1,300	475
DTS Corp.	3,900	102
Eizo Corp.	3,200	109
FUJIFILM Holdings Corp.	14,400	323
Fujitsu Ltd.	6,000	96
Horiba Ltd.	100	10
Hosiden Corp.	5,100	65
Ibiden Co. Ltd.	1,100	49
Keyence Corp.	300	139
Kokusai Electric Corp.	2,200	57
Konica Minolta, Inc.	36,500	120
Macnica Holdings, Inc.	1,800	88
Maxell Ltd.	5,000	53
Murata Manufacturing Co. Ltd.	12,600	236
NEC Corp.	12,100	883
NET One Systems Co. Ltd.	800	14
Nippon Electric Glass Co. Ltd.	5,100	130
Nomura Research Institute Ltd.	4,500	127
Obic Co. Ltd.	300	45
Omron Corp.	2,300	82
Otsuka Corp.	4,800	102
Renesas Electronics Corp.	13,200	235
Ricoh Co. Ltd.	29,100	259
Sanken Electric Co. Ltd.	500	22
SCREEN Holdings Co. Ltd.	1,100	143
SCSK Corp.	1,200	22
Seiko Epson Corp.	4,800	84
Shinko Electric Industries Co. Ltd.	1,800	67
Socionext, Inc.	3,000	82
TDK Corp.	1,600	79
TIS, Inc.	4,600	99
Tokyo Electron Ltd.	6,000	1,563
Tokyo Seimitsu Co. Ltd.	500	39
Topcon Corp.	1,000	12
Toshiba TEC Corp.	200	4
Trend Micro, Inc.	400	20
Ulvac, Inc.	1,100	71

		7,114

MATERIALS 2.1%
ARE Holdings, Inc.	4,000	51
Daicel Corp.	13,900	137
DIC Corp.	1,000	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Dowa Holdings Co. Ltd.	200	7
FP Corp.	200	4
JFE Holdings, Inc.	26,900	446
Kaneka Corp.	3,400	85
Kansai Paint Co. Ltd.	900	13
Kobe Steel Ltd.	32,800	445
Kuraray Co. Ltd.	5,400	58
Mitsubishi Chemical Group Corp.	56,700	345
Mitsubishi Materials Corp.	7,900	149
Mitsui Chemicals, Inc.	5,100	150
Mitsui Mining & Smelting Co. Ltd.	2,800	86
Nippon Light Metal Holdings Co. Ltd.	1,000	12
Nippon Paper Industries Co. Ltd. 'L'	25,100	194
Nippon Steel Corp.	36,100	869
Nissan Chemical Corp.	600	23
Nitto Denko Corp.	3,900	357
Oji Holdings Corp.	14,400	60
Osaka Soda Co. Ltd.	400	25
Rengo Co. Ltd.	3,600	27
Shin-Etsu Chemical Co. Ltd.	16,900	741
Sumitomo Chemical Co. Ltd.	63,900	138
Sumitomo Osaka Cement Co. Ltd.	3,900	98
Taiheiyo Cement Corp.	5,100	117
Teijin Ltd.	2,700	24
Tokuyama Corp.	4,600	80
Tokyo Ohka Kogyo Co. Ltd.	3,300	100
Tokyo Steel Manufacturing Co. Ltd.	8,300	91
Tosoh Corp.	4,600	62
Toyo Seikan Group Holdings Ltd.	8,400	132
UACJ Corp.	1,000	29
UBE Corp.	5,100	91

		5,265

REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	2,900	331
Daiwa House Industry Co. Ltd.	2,700	80
Mitsui Fudosan Co. Ltd.	8,100	87
Relo Group, Inc.	800	7
Tokyu Fudosan Holdings Corp.	7,400	60

		565

UTILITIES 1.3%
Chubu Electric Power Co., Inc.	30,000	392
Chugoku Electric Power Co., Inc.	20,500	155
Electric Power Development Co. Ltd. 'C'	9,000	148
Hokkaido Electric Power Co., Inc.	20,100	110
Hokuriku Electric Power Co.	16,600	88
Kansai Electric Power Co., Inc.	25,700	367
Kyushu Electric Power Co., Inc.	20,700	186
Nippon Gas Co. Ltd.	2,700	45
Osaka Gas Co. Ltd.	12,500	281
Shikoku Electric Power Co., Inc.	12,500	98
Toho Gas Co. Ltd.	3,800	84
Tohoku Electric Power Co., Inc.	20,700	162
Tokyo Electric Power Co. Holdings, Inc. (a)	122,200	743
Tokyo Gas Co. Ltd.	16,500	375

		3,234

Total Japan		65,855

JORDAN 0.0%
HEALTH CARE 0.0%
Hikma Pharmaceuticals PLC	3,558	86

Total Jordan		86

LUXEMBOURG 0.3%
COMMUNICATION SERVICES 0.1%
RTL Group SA	1,673	56
SES SA	17,724	118

		174

MATERIALS 0.2%
APERAM SA	2,980	94

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

ArcelorMittal SA	19,408	534

		628

Total Luxembourg		802

NETHERLANDS 4.7%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	90,970	340
Universal Music Group NV	7,159	215

		555

CONSUMER DISCRETIONARY 0.6%
Stellantis NV	52,241	1,484

		1,484

CONSUMER STAPLES 0.7%
Heineken Holding NV	2,024	163
Heineken NV	2,707	261
Koninklijke Ahold Delhaize NV	45,107	1,350

		1,774

ENERGY 0.0%
Koninklijke Vopak NV	2,142	83

FINANCIALS 0.8%
ABN AMRO Bank NV	27,702	474
Aegon Ltd.	81,583	498
Euronext NV	2,058	196
ING Groep NV	32,021	527
NN Group NV	4,655	215

		1,910

HEALTH CARE 0.0%
Koninklijke Philips NV	2,954	59
QIAGEN NV	1,215	52

		111

INDUSTRIALS 0.5%
Arcadis NV	2,100	129
IMCD NV	930	164
Randstad NV	3,352	177
TKH Group NV	873	37
Wolters Kluwer NV	4,242	664

		1,171

INFORMATION TECHNOLOGY 1.6%
ASM International NV	959	587
ASML Holding NV	2,455	2,380
BE Semiconductor Industries NV	1,983	304
NXP Semiconductors NV	3,044	754

		4,025

MATERIALS 0.3%
Akzo Nobel NV	8,222	614

Total Netherlands		11,727

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	34,459	98

HEALTH CARE 0.0%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	5,250	80

INDUSTRIALS 0.1%
Auckland International Airport Ltd.	14,543	73
Fletcher Building Ltd.	22,314	55

		128

UTILITIES 0.1%
Contact Energy Ltd.	13,446	70

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Meridian Energy Ltd.	18,992	67

		137

Total New Zealand		443

NORWAY 0.7%
COMMUNICATION SERVICES 0.1%
Telenor ASA	23,951	266

CONSUMER STAPLES 0.1%
Mowi ASA	12,571	231
Orkla ASA	5,401	38
Salmar ASA	1,270	84

		353

ENERGY 0.2%
Aker Solutions ASA	38,110	137
Equinor ASA	8,506	228
Frontline PLC	1,844	43

		408

FINANCIALS 0.0%
Gjensidige Forsikring ASA	4,239	62
SpareBank 1 Nord Norge	2,890	25
Storeband ASA	2,570	24

		111

INDUSTRIALS 0.1%
Kongsberg Gruppen ASA	585	40
Tomra Systems ASA	6,802	106
Wallenius Wilhelmsen ASA	2,268	19

		165

INFORMATION TECHNOLOGY 0.1%
Atea ASA	14,744	176

MATERIALS 0.1%
Norsk Hydro ASA	18,502	102
Yara International ASA	7,514	238

		340

Total Norway		1,819

PORTUGAL 0.3%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS SA	4,755	94

ENERGY 0.0%
Galp Energia SGPS SA	3,535	59

UTILITIES 0.2%
EDP - Energias de Portugal SA	115,513	451
REN - Redes Energeticas Nacionais SGPS SA	24,461	58

		509

Total Portugal		662

SINGAPORE 1.5%
COMMUNICATION SERVICES 0.2%
JOYY, Inc. ADR	697	22
NetLink NBN Trust	89,100	56
Singapore Telecommunications Ltd.	232,000	436

		514

CONSUMER STAPLES 0.2%
Golden Agri-Resources Ltd.	643,100	128

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Wilmar International Ltd.	93,200	237

		365

FINANCIALS 0.7%
DBS Group Holdings Ltd.	26,100	697
Oversea-Chinese Banking Corp. Ltd.	57,500	574
Singapore Exchange Ltd.	4,500	31
United Overseas Bank Ltd.	18,000	391

		1,693

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	63,900	66
Jardine Cycle & Carriage Ltd.	4,600	83
Keppel Corp. Ltd.	24,300	132
Singapore Airlines Ltd.	71,600	339
Singapore Technologies Engineering Ltd.	41,400	123

		743

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	8,300	88

UTILITIES 0.1%
Sembcorp Industries Ltd.	75,300	301

Total Singapore		3,704

SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	4,878	33

Total South Africa		33

SPAIN 3.4%
COMMUNICATION SERVICES 0.5%
Cellnex Telecom SA	1,139	40
Telefonica SA	286,909	1,267

		1,307

CONSUMER DISCRETIONARY 0.3%
Gestamp Automocion SA	18,626	60
Industria de Diseno Textil SA	15,585	785

		845

CONSUMER STAPLES 0.0%
Viscofan SA	1,690	107

ENERGY 0.4%
Repsol SA	56,262	939

FINANCIALS 1.3%
Banco Bilbao Vizcaya Argentaria SA	72,001	857
Banco de Sabadell SA	467,581	736
Banco Santander SA	249,448	1,218
Mapfre SA	109,778	278
Unicaja Banco SA	154,569	192

		3,281

HEALTH CARE 0.0%
Almirall SA	6,052	54
Grifols SA (a)	5,646	51

		105

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	6,154	258
Aena SME SA	552	109
Cia de Distribucion Integral Logista Holdings SA	3,993	111
Sacyr SA	20,421	75

		553

MATERIALS 0.1%
Acerinox SA	10,710	118

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

UTILITIES 0.6%
EDP Renovaveis SA	3,901	53
Enagas SA	2,852	42
Endesa SA	14,505	269
Iberdrola SA	48,912	607
Naturgy Energy Group SA	9,310	202
Redeia Corp. SA	12,620	216

		1,389

Total Spain		8,644

SWEDEN 2.4%
COMMUNICATION SERVICES 0.3%
Spotify Technology SA (a)	1,006	265
Tele2 AB 'B'	6,551	54
Telia Co. AB	163,475	419

		738

CONSUMER DISCRETIONARY 0.2%
Autoliv, Inc.	1,426	172
Betsson AB 'B'	2,770	27
Bilia AB 'A'	4,542	58
Electrolux AB 'B' (a)	14,023	125
Scandic Hotels Group AB (a)	20,297	119

		501

CONSUMER STAPLES 0.2%
AAK AB	3,901	93
Axfood AB	2,730	79
Essity AB 'B'	14,807	352

		524

FINANCIALS 0.3%
EQT AB	1,419	45
Skandinaviska Enskilda Banken AB 'A'	5,902	80
Svenska Handelsbanken AB 'A'	21,649	219
Swedbank AB 'A'	15,850	314

		658

HEALTH CARE 0.0%
Elekta AB 'B'	2,984	23
Getinge AB 'B'	2,195	44
Swedish Orphan Biovitrum AB (a)	999	25

		92

INDUSTRIALS 1.2%
AddTech AB 'B'	2,700	61
Assa Abloy AB 'B'	3,945	113
Atlas Copco AB 'A'	42,870	724
Beijer Ref AB	3,322	49
Epiroc AB 'A'	8,156	153
Indutrade AB	4,496	123
Investment AB Latour 'B'	934	25
Lifco AB 'B'	1,994	52
Sandvik AB	11,266	250
Securitas AB 'B'	2,982	31
SKF AB 'B'	11,306	231
Trelleborg AB 'B'	1,505	54
Volvo AB 'B'	38,927	1,055

		2,921

INFORMATION TECHNOLOGY 0.0%
Mycronic AB	723	26
Telefonaktiebolaget LM Ericsson 'B'	16,062	86

		112

MATERIALS 0.1%
Hexpol AB	4,073	50
SSAB AB 'A'	47,120	348

		398

REAL ESTATE 0.1%
Atrium Ljungberg AB 'B'	4,416	86

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Castellum AB (a)	1,879	25
Fastighets AB Balder 'B'	3,469	25

		136

Total Sweden		6,080

SWITZERLAND 7.1%
COMMUNICATION SERVICES 0.1%
Swisscom AG	559	342

CONSUMER DISCRETIONARY 0.4%
Cie Financiere Richemont SA 'A'	4,354	663
Garmin Ltd.	2,969	442

		1,105

CONSUMER STAPLES 0.8%
Barry Callebaut AG	44	64
Chocoladefabriken Lindt & Spruengli AG	8	96
Coca-Cola HBC AG	2,329	73
Emmi AG	49	49
Nestle SA	17,201	1,827

		2,109

FINANCIALS 1.5%
Banque Cantonale Vaudoise	1,017	118
Cembra Money Bank AG	1,084	91
Partners Group Holding AG	241	344
St Galler Kantonalbank AG 'A'	126	68
Swiss Life Holding AG	351	246
Swiss Re AG	3,896	501
UBS Group AG	16,600	511
Valiant Holding AG	915	108
Zurich Insurance Group AG	3,157	1,706

		3,693

HEALTH CARE 1.7%
Alcon, Inc. (a)	2,772	229
CRISPR Therapeutics AG (a)	451	31
Galenica AG	1,434	120
Novartis AG	20,458	1,981
Roche Holding AG	5,680	1,450
Sonova Holding AG	721	209
Straumann Holding AG	1,320	211

		4,231

INDUSTRIALS 1.4%
ABB Ltd.	26,504	1,230
Adecco Group AG	8,322	329
Bucher Industries AG	167	73
Daetwyler Holding AG	455	94
DKSH Holding AG	1,085	74
dormakaba Holding AG	201	106
Flughafen Zurich AG	374	85
Forbo Holding AG	41	52
Geberit AG	496	293
Georg Fischer AG	719	53
Kuehne & Nagel International AG	1,085	302
Schindler Holding AG	708	178
SGS SA	1,734	168
Sulzer AG	1,509	184
VAT Group AG	292	151

		3,372

INFORMATION TECHNOLOGY 0.2%
ALSO Holding AG	118	31
Landis & Gyr Group AG	1,210	93
Logitech International SA	3,012	270
Temenos AG	618	44

		438

MATERIALS 0.8%
EMS-Chemie Holding AG	85	65
Givaudan SA	123	548
Glencore PLC	156,086	856
Holcim AG	2,525	229
SIG Group AG	3,941	87

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Sika AG	588	175

		1,960

REAL ESTATE 0.2%
Allreal Holding AG	385	66
PSP Swiss Property AG	1,128	148
Swiss Prime Site AG	2,096	198

		412

UTILITIES 0.0%
BKW AG	722	111

Total Switzerland		17,773

UNITED KINGDOM 13.2%
COMMUNICATION SERVICES 0.6%
Auto Trader Group PLC	7,265	64
BT Group PLC	327,008	453
Informa PLC	10,172	107
Vodafone Group PLC	979,940	869
WPP PLC	9,292	88

		1,581

CONSUMER DISCRETIONARY 1.5%
B&M European Value Retail SA	44,461	306
Barratt Developments PLC	22,869	137
Berkeley Group Holdings PLC	597	36
Burberry Group PLC	8,275	127
Compass Group PLC	9,537	280
Frasers Group PLC	8,244	85
Games Workshop Group PLC	1,263	160
Greggs PLC	3,189	116
Halfords Group PLC	14,538	29
Inchcape PLC	7,604	70
InterContinental Hotels Group PLC	4,108	427
Kingfisher PLC	129,989	409
Mitchells & Butlers PLC (a)	22,907	65
Next PLC	3,332	388
Pearson PLC	27,869	367
Persimmon PLC	22,731	377
Pets at Home Group PLC	12,226	41
Taylor Wimpey PLC	172,988	299
Whitbread PLC	2,406	101

		3,820

CONSUMER STAPLES 2.4%
Associated British Foods PLC	7,610	240
Coca-Cola Europacific Partners PLC	1,774	124
Cranswick PLC	1,425	74
Diageo PLC	10,896	403
Haleon PLC	38,057	159
Imperial Brands PLC	34,836	779
J Sainsbury PLC	139,941	478
Marks & Spencer Group PLC	108,392	363
Ocado Group PLC (a)	6,418	37
Premier Foods PLC	48,363	91
Reckitt Benckiser Group PLC	10,291	587
Tate & Lyle PLC	11,552	90
Tesco PLC	232,036	869
Unilever PLC	35,219	1,768

		6,062

ENERGY 0.7%
BP PLC	143,404	900
John Wood Group PLC (a)	17,497	29
Shell PLC	13,911	461
Subsea 7 SA	13,616	218

		1,608

FINANCIALS 1.9%
3i Group PLC	17,998	638
abrdn PLC	132,453	236
Admiral Group PLC	8,954	321
Aviva PLC	28,926	182
Barclays PLC	166,163	385
Direct Line Insurance Group PLC (a)	73,526	181
Hargreaves Lansdown PLC	5,285	49

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

HSBC Holdings PLC	144,786	1,132
IG Group Holdings PLC	8,330	77
Intermediate Capital Group PLC	3,316	86
London Stock Exchange Group PLC	6,068	726
M&G PLC	135,535	377
Man Group PLC	42,683	144
NatWest Group PLC	61,119	205
Schroders PLC	17,326	82

		4,821

HEALTH CARE 1.4%
AstraZeneca PLC	9,847	1,323
ConvaTec Group PLC	34,573	125
GSK PLC	86,879	1,865
Smith & Nephew PLC	7,152	90

		3,403

INDUSTRIALS 2.7%
Ashtead Group PLC	5,614	400
Babcock International Group PLC	3,739	24
BAE Systems PLC	74,753	1,274
Balfour Beatty PLC	20,003	96
Bunzl PLC	4,085	157
Diploma PLC	2,272	107
easyJet PLC	11,879	85
Ferguson PLC	2,805	614
Firstgroup PLC	60,976	139
Howden Joinery Group PLC	22,984	263
IMI PLC	6,604	151
International Consolidated Airlines Group SA (a)	176,502	394
International Distributions Services PLC (a)	54,217	157
Intertek Group PLC	3,922	247
Melrose Industries PLC	3,140	27
Morgan Sindall Group PLC	2,572	75
Pagegroup PLC	9,458	54
RELX PLC	33,380	1,439
Rentokil Initial PLC	43,243	257
Rolls-Royce Holdings PLC	86,929	468
Rotork PLC	7,030	29
RS Group PLC	8,035	74
Spirax-Sarco Engineering PLC	927	118
Travis Perkins PLC	4,954	46
Weir Group PLC	5,968	152

		6,847

INFORMATION TECHNOLOGY 0.3%
Atlassian Corp. Ltd. 'A' (a)	626	122
Computacenter PLC	2,098	71
Halma PLC	4,864	145
Sage Group PLC	18,739	300

		638

MATERIALS 0.6%
Anglo American PLC	4,492	111
Croda International PLC	2,536	157
DS Smith PLC	15,381	77
Johnson Matthey PLC	10,633	240
Mondi PLC	7,230	127
Rio Tinto PLC	13,434	849

		1,561

REAL ESTATE 0.0%
Grainger PLC	12,657	41

UTILITIES 1.1%
Centrica PLC	428,472	691
Drax Group PLC	17,016	108
National Grid PLC	84,510	1,139
Severn Trent PLC	5,671	177
SSE PLC	14,340	299

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

United Utilities Group PLC	15,053	195

		2,609

Total United Kingdom		32,991

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.0%
Carnival PLC (a)	8,801	129
Carnival PLC ADR (a)	1,649	24

		153

INDUSTRIALS 0.1%
RB Global, Inc.	1,984	151
Reliance Worldwide Corp. Ltd.	6,495	24

		175

Total United States		328

Total Common Stocks (Cost $209,781)		242,274

PREFERRED STOCKS 0.6%
GERMANY 0.6%
INDUSTRIALS 0.6%
Fuchs SE	5,042	250
Henkel AG & Co. KGaA	2,894	232
Sartorius AG	204	81
Schaeffler AG	9,336	63
Volkswagen AG	6,814	904

		1,530

Total Preferred Stocks (Cost $1,332)		1,530

REAL ESTATE INVESTMENT TRUSTS 1.3%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Charter Hall Group	8,184	73
Goodman Group	8,391	185
Stockland	25,345	80

		338

Total Australia		338

BELGIUM 0.1%
REAL ESTATE 0.1%
Cofinimmo SA	234	15
Retail Estates REIT	1,752	123
Warehouses De Pauw CVA	2,094	60

		198

Total Belgium		198

CANADA 0.1%
REAL ESTATE 0.1%
Allied Properties Real Estate Investment Trust	2,101	27
Canadian Apartment Properties REIT	1,773	61
Granite Real Estate Investment Trust	1,265	72

		160

Total Canada		160

FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	3,401	88

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Unibail-Rodamco-Westfield	851	68

		156

Total France		156

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	77,000	38
Link REIT	24,900	107

		145

Total Hong Kong		145

JAPAN 0.5%
REAL ESTATE 0.5%
Activia Properties, Inc.	7	19
Advance Residence Investment Corp.	37	82
AEON REIT Investment Corp.	51	47
Daiwa House REIT Investment Corp.	36	62
Daiwa Office Investment Corp.	2	8
Frontier Real Estate Investment Corp.	2	6
GLP J-Reit	49	41
Hulic Reit, Inc.	43	44
Industrial & Infrastructure Fund Investment Corp.	43	39
Invincible Investment Corp.	214	96
Japan Excellent, Inc.	50	43
Japan Hotel REIT Investment Corp.	285	150
Japan Metropolitan Fund Invest	127	79
Japan Prime Realty Investment Corp.	8	18
Japan Real Estate Investment Corp.	7	25
KDX Realty Investment Corp.	52	55
LaSalle Logiport REIT	125	128
Mori Hills REIT Investment Corp.	44	40
Nippon Accommodations Fund, Inc.	3	13
Nippon Building Fund, Inc.	9	36
Nippon Prologis REIT, Inc.	35	62
Nomura Real Estate Master Fund, Inc.	51	50
Orix JREIT, Inc.	48	52
Sekisui House Reit, Inc.	119	64
United Urban Investment Corp.	75	76

		1,335

Total Japan		1,335

LUXEMBOURG 0.0%
REAL ESTATE 0.0%
Shurgard Self Storage Ltd.	2,055	92

Total Luxembourg		92

SINGAPORE 0.1%
REAL ESTATE 0.1%
CapitaLand Ascendas REIT	51,100	105
CapitaLand Integrated Commercial Trust	42,300	62
Keppel DC REIT	41,900	54
Keppel REIT	4,620	3
Mapletree Industrial Trust	37,735	65

		289

Total Singapore		289

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi SA	4,330	26

Total Spain		26

UNITED KINGDOM 0.2%
REAL ESTATE 0.2%
Assura PLC	47,815	25
Big Yellow Group PLC	3,707	50
Great Portland Estates PLC	6,341	31
LondonMetric Property PLC	23,249	60
Segro PLC	15,526	177

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Tritax Big Box REIT PLC	47,693	95
UNITE Group PLC	2,618	32

		470

Total United Kingdom		470

Total Real Estate Investment Trusts (Cost $3,587)		3,209

WARRANTS 0.0%
CANADA 0.0%
INFORMATION TECHNOLOGY 0.0%
Constellation Software, Inc. - Exp. 03/31/2040 «	58	0

Total Warrants (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		1,162

Total Short-Term Instruments (Cost $1,162)		1,162

Total Investments in Securities (Cost $215,862)		248,175

Total Investments 99.1% (Cost $215,862)		$248,175
Other Assets and Liabilities, net 0.9%		2,325

Net Assets 100.0%		$250,500

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,162	U.S. Treasury Notes 4.250% due 12/31/2025		$(1,185)	$1,162	$1,162

Total Repurchase Agreements							$(1,185)	$1,162	$1,162

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

BOA	04/2024		CAD	28		$21	$0		$0
SSB	04/2024		AUD	46		30	0		0

Total Forward Foreign Currency Contracts							$0		$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$537	$0		$537
	Consumer Discretionary				0	1,686	0		1,686
	Consumer Staples				0	1,107	0		1,107
	Energy				0	413	0		413
	Financials				0	2,499	0		2,499
	Health Care				0	1,039	0		1,039
	Industrials				0	1,591	0		1,591
	Information Technology				0	216	0		216
	Materials				0	3,560	0		3,560
	Real Estate				0	57	0		57
	Utilities				0	589	0		589
Austria
	Energy				0	67	0		67
	Financials				0	76	0		76
	Industrials				0	92	0		92
	Materials				0	122	0		122
	Real Estate				0	98	0		98
	Utilities				0	52	0		52
Belgium
	Communication Services				57	0	0		57
	Consumer Staples				180	0	0		180
	Financials				0	94	0		94
	Health Care				0	248	0		248
	Industrials				0	68	0		68
	Information Technology				0	55	0		55
	Materials				0	18	0		18
	Utilities				0	99	0		99
Canada
	Communication Services				929	0	0		929
	Consumer Discretionary				2,608	0	0		2,608
	Consumer Staples				1,858	0	0		1,858
	Energy				2,490	0	0		2,490
	Financials				3,101	0	0		3,101
	Industrials				2,905	0	0		2,905
	Information Technology				2,023	0	0		2,023
	Materials				1,968	0	0		1,968
	Real Estate				202	0	0		202

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Utilities	934	0	0	934
Chile
Materials	0	156	0	156
Denmark
Consumer Discretionary	0	278	0	278
Consumer Staples	73	213	0	286
Financials	69	204	0	273
Health Care	25	4,027	0	4,052
Industrials	0	542	0	542
Materials	0	267	0	267
Utilities	0	75	0	75
Finland
Communication Services	0	93	0	93
Consumer Staples	0	118	0	118
Energy	0	77	0	77
Financials	0	264	0	264
Health Care	0	110	0	110
Industrials	0	649	0	649
Information Technology	0	130	0	130
Materials	0	287	0	287
Real Estate	0	90	0	90
Utilities	0	69	0	69
France
Communication Services	0	1,837	0	1,837
Consumer Discretionary	0	3,133	0	3,133
Consumer Staples	0	1,613	0	1,613
Energy	0	775	0	775
Financials	0	1,337	0	1,337
Health Care	0	1,500	0	1,500
Industrials	0	5,743	0	5,743
Information Technology	0	621	0	621
Materials	0	647	0	647
Utilities	0	959	0	959
Germany
Communication Services	0	538	0	538
Consumer Discretionary	0	3,143	0	3,143
Consumer Staples	0	287	0	287
Financials	0	2,531	0	2,531
Health Care	0	643	0	643
Industrials	65	2,083	0	2,148
Information Technology	0	2,185	0	2,185
Materials	0	1,407	0	1,407
Real Estate	0	633	0	633
Utilities	0	323	0	323
Hong Kong
Communication Services	25	235	0	260
Consumer Discretionary	0	294	0	294
Consumer Staples	0	86	0	86
Financials	0	393	0	393
Industrials	69	705	0	774
Information Technology	0	153	0	153
Real Estate	0	836	0	836
Utilities	0	396	0	396
Ireland
Consumer Staples	158	152	0	310
Health Care	1,448	0	0	1,448
Industrials	909	562	0	1,471
Materials	459	675	0	1,134
Israel
Communication Services	0	77	0	77
Consumer Staples	0	43	0	43
Energy	0	95	0	95
Financials	56	637	0	693
Health Care	268	0	0	268
Industrials	29	179	0	208
Information Technology	440	114	0	554
Materials	0	128	0	128
Real Estate	45	285	0	330
Italy
Communication Services	462	112	0	574
Consumer Discretionary	0	828	0	828
Energy	0	1,264	0	1,264
Financials	0	2,571	0	2,571
Health Care	0	289	0	289
Industrials	0	911	0	911
Materials	0	26	0	26
Utilities	0	1,456	0	1,456
Japan
Communication Services	0	5,678	0	5,678
Consumer Discretionary	0	11,671	0	11,671
Consumer Staples	86	6,193	0	6,279
Energy	0	1,781	0	1,781
Financials	0	5,465	0	5,465
Health Care	0	3,162	0	3,162
Industrials	0	15,641	0	15,641
Information Technology	14	7,100	0	7,114

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Materials	0	5,265	0	5,265
Real Estate	0	565	0	565
Utilities	0	3,234	0	3,234
Jordan
Health Care	0	86	0	86
Luxembourg
Communication Services	0	174	0	174
Materials	0	628	0	628
Netherlands
Communication Services	0	555	0	555
Consumer Discretionary	0	1,484	0	1,484
Consumer Staples	0	1,774	0	1,774
Energy	0	83	0	83
Financials	0	1,910	0	1,910
Health Care	19	92	0	111
Industrials	0	1,171	0	1,171
Information Technology	754	3,271	0	4,025
Materials	0	614	0	614
New Zealand
Communication Services	98	0	0	98
Health Care	80	0	0	80
Industrials	128	0	0	128
Utilities	67	70	0	137
Norway
Communication Services	266	0	0	266
Consumer Staples	0	353	0	353
Energy	43	365	0	408
Financials	25	86	0	111
Industrials	0	165	0	165
Information Technology	176	0	0	176
Materials	0	340	0	340
Portugal
Consumer Staples	0	94	0	94
Energy	0	59	0	59
Utilities	0	509	0	509
Singapore
Communication Services	78	436	0	514
Consumer Staples	128	237	0	365
Financials	0	1,693	0	1,693
Industrials	0	743	0	743
Information Technology	0	88	0	88
Utilities	0	301	0	301
South Africa
Financials	0	33	0	33
Spain
Communication Services	0	1,307	0	1,307
Consumer Discretionary	0	845	0	845
Consumer Staples	0	107	0	107
Energy	0	939	0	939
Financials	0	3,281	0	3,281
Health Care	0	105	0	105
Industrials	0	553	0	553
Materials	0	118	0	118
Utilities	0	1,389	0	1,389
Sweden
Communication Services	265	473	0	738
Consumer Discretionary	172	329	0	501
Consumer Staples	79	445	0	524
Financials	0	658	0	658
Health Care	25	67	0	92
Industrials	0	2,921	0	2,921
Information Technology	0	112	0	112
Materials	0	398	0	398
Real Estate	86	50	0	136
Switzerland
Communication Services	0	342	0	342
Consumer Discretionary	442	663	0	1,105
Consumer Staples	49	2,060	0	2,109
Financials	108	3,585	0	3,693
Health Care	31	4,200	0	4,231
Industrials	74	3,298	0	3,372
Information Technology	0	438	0	438
Materials	0	1,960	0	1,960
Real Estate	0	412	0	412
Utilities	0	111	0	111
United Kingdom
Communication Services	0	1,581	0	1,581
Consumer Discretionary	201	3,619	0	3,820
Consumer Staples	305	5,757	0	6,062
Energy	0	1,608	0	1,608
Financials	325	4,496	0	4,821
Health Care	0	3,403	0	3,403
Industrials	382	6,465	0	6,847
Information Technology	122	516	0	638
Materials	127	1,434	0	1,561
Real Estate	41	0	0	41

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Utilities	108	2,501	0	2,609
United States
Consumer Discretionary	24	129	0	153
Industrials	151	24	0	175
Preferred Stocks
Germany
Industrials	0	1,530	0	1,530
Real Estate Investment Trusts
Australia
Real Estate	0	338	0	338
Belgium
Real Estate	0	198	0	198
Canada
Real Estate	160	0	0	160
France
Real Estate	0	156	0	156
Hong Kong
Real Estate	0	145	0	145
Japan
Real Estate	0	1,335	0	1,335
Luxembourg
Real Estate	0	92	0	92
Singapore
Real Estate	0	289	0	289
Spain
Real Estate	0	26	0	26
United Kingdom
Real Estate	0	470	0	470
Short-Term Instruments
Repurchase Agreements	0	1,162	0	1,162

Total Investments	$29,094	$219,081	$0	$248,175

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 97.5%
IRELAND 0.6%
INFORMATION TECHNOLOGY 0.6%
Accenture PLC 'A'	2,769	$960

Total Ireland		960

UNITED KINGDOM 0.4%
COMMUNICATION SERVICES 0.0%
Liberty Global Ltd. 'C' (a)	1,727	30

CONSUMER STAPLES 0.0%
Nomad Foods Ltd.	30	1

ENERGY 0.1%
TechnipFMC PLC	6,216	156

FINANCIALS 0.1%
Janus Henderson Group PLC	1,314	43
Willis Towers Watson PLC	231	64

		107

INDUSTRIALS 0.1%
Nvent Electric PLC	556	42
Pentair PLC	1,651	141

		183

MATERIALS 0.1%
Amcor PLC	6,428	61

Total United Kingdom		538

UNITED STATES 96.5%
COMMUNICATION SERVICES 7.6%
Alphabet, Inc. 'A' (a)	14,491	2,187
AT&T, Inc.	58,641	1,032
Charter Communications, Inc. 'A' (a)	1,054	306
Comcast Corp. 'A'	23,505	1,019
EchoStar Corp. 'A' (a)	977	14
Electronic Arts, Inc.	759	101
Fox Corp. 'A'	1,215	38
Interpublic Group of Cos., Inc.	3,202	105
John Wiley & Sons, Inc. 'A'	428	16
Liberty Broadband Corp. 'C' (a)	432	25
Liberty Latin America Ltd. 'C' (a)	3,351	23
Liberty Media Corp.-Liberty SiriusXM (a)	480	14
Lumen Technologies, Inc. (a)	21,279	33
Match Group, Inc. (a)	1,151	42
Meta Platforms, Inc. 'A'	7,249	3,520
Netflix, Inc. (a)	1,297	788
New York Times Co. 'A'	1,304	56
News Corp. 'A'	3,416	89
Nexstar Media Group, Inc.	426	73
Omnicom Group, Inc.	1,367	132
Paramount Global 'B'	2,185	26
Pinterest, Inc. 'A' (a)	2,188	76
Roku, Inc. (a)	423	28
Scholastic Corp.	314	12
Snap, Inc. 'A' (a)	3,728	43
T-Mobile U.S., Inc.	955	156
Take-Two Interactive Software, Inc. (a)	1,187	176
TEGNA, Inc.	3,650	55
Telephone & Data Systems, Inc.	2,029	33
Verizon Communications, Inc.	20,883	876

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Yelp, Inc. (a)	1,202	47

		11,141

CONSUMER DISCRETIONARY 11.5%
Abercrombie & Fitch Co. 'A' (a)	3,041	381
Academy Sports & Outdoors, Inc.	851	57
Acushnet Holdings Corp.	293	19
Adient PLC (a)	1,642	54
ADT, Inc.	2,302	15
Adtalem Global Education, Inc. (a)	920	47
Amazon.com, Inc. (a)	12,462	2,248
American Eagle Outfitters, Inc.	7,276	188
Asbury Automotive Group, Inc. (a)	426	100
AutoNation, Inc. (a)	821	136
AutoZone, Inc. (a)	113	356
Bath & Body Works, Inc.	911	46
Best Buy Co., Inc.	3,297	270
Booking Holdings, Inc.	232	842
BorgWarner, Inc.	886	31
Bright Horizons Family Solutions, Inc. (a)	302	34
Brunswick Corp.	1,105	107
Buckle, Inc.	800	32
Carnival Corp. (a)	7,416	121
Carter's, Inc.	1,269	107
Chipotle Mexican Grill, Inc. (a)	112	326
Churchill Downs, Inc.	271	34
Cracker Barrel Old Country Store, Inc.	442	32
Crocs, Inc. (a)	187	27
Dana, Inc.	2,005	25
Darden Restaurants, Inc.	231	39
Deckers Outdoor Corp. (a)	266	250
Dick's Sporting Goods, Inc.	527	118
Dillard's, Inc. 'A'	144	68
Domino's Pizza, Inc.	610	303
DoorDash, Inc. 'A' (a)	1,143	157
Dorman Products, Inc. (a)	218	21
DR Horton, Inc.	891	147
eBay, Inc.	7,152	377
Expedia Group, Inc. (a)	318	44
Floor & Decor Holdings, Inc. 'A' (a)	429	56
Foot Locker, Inc.	2,893	82
Ford Motor Co.	35,712	474
Gap, Inc.	5,014	138
General Motors Co.	14,020	636
Gentex Corp.	3,030	109
Genuine Parts Co.	194	30
Goodyear Tire & Rubber Co. (a)	4,217	58
Graham Holdings Co. 'B'	38	29
Grand Canyon Education, Inc. (a)	486	66
Group 1 Automotive, Inc.	348	102
Guess?, Inc.	1,281	40
H&R Block, Inc.	2,467	121
Hanesbrands, Inc. (a)	3,193	19
Harley-Davidson, Inc.	973	43
Helen of Troy Ltd. (a)	236	27
Hilton Worldwide Holdings, Inc.	751	160
Home Depot, Inc.	1,911	733
Hyatt Hotels Corp. 'A'	126	20
International Game Technology PLC	1,174	27
Jack in the Box, Inc.	712	49
KB Home	726	51
Kohl's Corp.	2,384	69
Kontoor Brands, Inc.	1,087	65
La-Z-Boy, Inc.	840	32
Las Vegas Sands Corp.	1,072	55
Laureate Education, Inc.	1,208	18
Lear Corp.	421	61
Leggett & Platt, Inc.	1,828	35
Lennar Corp. 'A'	836	144
Light & Wonder, Inc. (a)	286	29
Lowe's Cos., Inc.	1,513	385
M/I Homes, Inc. (a)	500	68
Macy's, Inc.	3,348	67
Marriott International, Inc. 'A'	997	252
McDonald's Corp.	2,145	605
MDC Holdings, Inc.	1,432	90
Meritage Homes Corp.	669	117
Mohawk Industries, Inc. (a)	121	16
Murphy USA, Inc.	462	194
Newell Brands, Inc.	829	7
NIKE, Inc. 'B'	1,142	107
Nordstrom, Inc.	2,216	45
NVR, Inc. (a)	12	97
O'Reilly Automotive, Inc. (a)	282	318
ODP Corp. (a)	819	43

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Penske Automotive Group, Inc.	417	68
Pool Corp.	267	108
PulteGroup, Inc.	1,787	216
PVH Corp.	583	82
Ralph Lauren Corp.	297	56
Red Rock Resorts, Inc. 'A'	254	15
Rivian Automotive, Inc. 'A' (a)	1,869	20
Ross Stores, Inc.	1,030	151
Royal Caribbean Cruises Ltd. (a)	716	100
Sally Beauty Holdings, Inc. (a)	3,653	45
Service Corp. International	1,093	81
Signet Jewelers Ltd.	800	80
Skechers USA, Inc. 'A' (a)	652	40
Sonic Automotive, Inc. 'A'	331	19
Starbucks Corp.	1,367	125
Steven Madden Ltd.	958	41
Strategic Education, Inc.	176	18
Tapestry, Inc.	304	14
Taylor Morrison Home Corp. (a)	1,794	112
Tempur Sealy International, Inc.	1,634	93
Texas Roadhouse, Inc.	529	82
Thor Industries, Inc.	907	106
TJX Cos., Inc.	5,294	537
Toll Brothers, Inc.	1,005	130
TopBuild Corp. (a)	123	54
Tractor Supply Co.	346	91
Tri Pointe Homes, Inc. (a)	1,854	72
Ulta Beauty, Inc. (a)	205	107
Urban Outfitters, Inc. (a)	2,133	93
Vail Resorts, Inc.	375	84
Valvoline, Inc. (a)	1,415	63
VF Corp.	1,222	19
Vista Outdoor, Inc. (a)	330	11
Visteon Corp. (a)	552	65
Wendy's Co.	5,098	96
Whirlpool Corp.	607	73
Williams-Sonoma, Inc.	1,265	402
Winnebago Industries, Inc.	225	17
Worthington Industries, Inc.	310	19
Wyndham Hotels & Resorts, Inc.	541	42
Yum! Brands, Inc.	1,267	176

		16,971

CONSUMER STAPLES 9.7%
Albertsons Cos., Inc. 'A'	672	14
Altria Group, Inc.	14,295	624
Andersons, Inc.	510	29
Archer-Daniels-Midland Co.	6,270	394
BJ's Wholesale Club Holdings, Inc. (a)	206	16
Boston Beer Co., Inc. 'A' (a)	94	29
Brown-Forman Corp. 'B'	2,414	125
Bunge Global SA	209	21
Cal-Maine Foods, Inc.	1,349	79
Campbell Soup Co.	325	14
Casey's General Stores, Inc.	555	177
Central Garden & Pet Co. 'A' (a)	454	17
Church & Dwight Co., Inc.	866	90
Clorox Co.	1,268	194
Coca-Cola Co.	12,397	758
Coca-Cola Consolidated, Inc.	28	24
Colgate-Palmolive Co.	2,802	252
Conagra Brands, Inc.	796	24
Constellation Brands, Inc. 'A'	242	66
Costco Wholesale Corp.	2,192	1,606
Dollar General Corp.	932	145
Dollar Tree, Inc. (a)	532	71
Edgewell Personal Care Co.	774	30
Flowers Foods, Inc.	2,378	57
General Mills, Inc.	1,805	126
Hershey Co.	414	81
Hormel Foods Corp.	433	15
Ingredion, Inc.	636	74
J & J Snack Foods Corp.	93	13
J M Smucker Co.	332	42
Kellanova	1,728	99
Keurig Dr Pepper, Inc.	1,723	53
Kimberly-Clark Corp.	1,577	204
Kraft Heinz Co.	5,147	190
Kroger Co.	8,596	491
Lamb Weston Holdings, Inc.	979	104
Lancaster Colony Corp.	339	70
McCormick & Co., Inc.	1,303	100
Molson Coors Beverage Co. 'B'	2,180	147
Mondelez International, Inc. 'A'	4,043	283
Monster Beverage Corp. (a)	2,246	133

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

National Beverage Corp. (a)	221	11
PepsiCo, Inc.	5,154	902
Philip Morris International, Inc.	7,587	695
Post Holdings, Inc. (a)	631	67
PriceSmart, Inc.	220	19
Procter & Gamble Co.	6,626	1,075
Seaboard Corp.	12	39
Spectrum Brands Holdings, Inc.	169	15
Sprouts Farmers Market, Inc. (a)	2,868	185
Sysco Corp.	1,254	102
Target Corp.	5,383	954
TreeHouse Foods, Inc. (a)	848	33
Tyson Foods, Inc. 'A'	2,846	167
Universal Corp.	245	13
US Foods Holding Corp. (a)	2,114	114
Walgreens Boots Alliance, Inc.	19,980	433
Walmart, Inc.	39,130	2,354

		14,259

ENERGY 4.5%
Antero Resources Corp. (a)	1,680	49
APA Corp.	427	15
Archrock, Inc.	1,884	37
Baker Hughes Co.	5,780	194
Chevron Corp.	5,853	923
CNX Resources Corp. (a)	3,355	80
ConocoPhillips	1,319	168
CVR Energy, Inc.	777	28
Delek U.S. Holdings, Inc.	2,003	61
Equitrans Midstream Corp.	2,833	35
Exxon Mobil Corp.	9,261	1,076
Helmerich & Payne, Inc.	1,364	57
HF Sinclair Corp.	334	20
Kinder Morgan, Inc.	2,000	37
Marathon Oil Corp.	3,428	97
Marathon Petroleum Corp.	6,267	1,263
Murphy Oil Corp.	1,248	57
NOV, Inc.	2,901	57
Patterson-UTI Energy, Inc.	2,455	29
PBF Energy, Inc. 'A'	2,139	123
Peabody Energy Corp.	2,793	68
Permian Resources Corp.	4,127	73
Phillips 66	6,412	1,047
Pioneer Natural Resources Co.	90	24
Range Resources Corp.	1,918	66
Schlumberger NV	2,320	127
SM Energy Co.	1,037	52
Southwestern Energy Co. (a)	2,024	15
Targa Resources Corp.	692	77
Valero Energy Corp.	3,720	635
World Kinect Corp.	1,504	40

		6,630

FINANCIALS 14.4%
Affiliated Managers Group, Inc.	711	119
Aflac, Inc.	1,626	140
Allstate Corp.	2,438	422
Ally Financial, Inc.	3,631	147
American Equity Investment Life Holding Co. (a)	1,061	60
American International Group, Inc.	6,617	517
Ameriprise Financial, Inc.	35	15
Aon PLC 'A'	841	281
Apollo Global Management, Inc.	1,517	171
Ares Management Corp. 'A'	1,025	136
Arthur J Gallagher & Co.	881	220
Artisan Partners Asset Management, Inc. 'A'	789	36
Assurant, Inc.	417	78
Bank of New York Mellon Corp.	5,017	289
Berkshire Hathaway, Inc. 'B' (a)	6,854	2,882
Blackstone, Inc.	2,807	369
Bread Financial Holdings, Inc.	963	36
Brighthouse Financial, Inc. (a)	1,106	57
Brown & Brown, Inc.	1,769	155
Capital One Financial Corp.	3,882	578
Carlyle Group, Inc.	786	37
Charles Schwab Corp.	348	25
Citigroup, Inc.	20,430	1,292
Citizens Financial Group, Inc.	657	24
CME Group, Inc.	581	125
CNO Financial Group, Inc.	1,612	44
Coinbase Global, Inc. 'A' (a)	561	149
Comerica, Inc.	287	16
Corebridge Financial, Inc.	826	24
Corpay, Inc. (a)	236	73

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Credit Acceptance Corp. (a)	27	15
Discover Financial Services	625	82
East West Bancorp, Inc.	299	24
Encore Capital Group, Inc. (a)	266	12
Equitable Holdings, Inc.	1,854	70
Erie Indemnity Co. 'A'	239	96
Essent Group Ltd.	312	19
Evercore, Inc. 'A'	697	134
FactSet Research Systems, Inc.	203	92
Federated Hermes, Inc.	1,503	54
Fidelity National Financial, Inc.	619	33
Fidelity National Information Services, Inc.	1,730	128
Fifth Third Bancorp	1,845	69
First American Financial Corp.	493	30
First Citizens BancShares, Inc. 'A'	40	65
FirstCash Holdings, Inc.	120	15
Fiserv, Inc. (a)	1,774	284
Franklin Resources, Inc.	2,324	65
Genworth Financial, Inc. 'A' (a)	8,207	53
Global Payments, Inc.	753	101
Goldman Sachs Group, Inc.	536	224
Hanover Insurance Group, Inc.	395	54
Hartford Financial Services Group, Inc.	687	71
Houlihan Lokey, Inc.	708	91
Interactive Brokers Group, Inc. 'A'	585	65
Intercontinental Exchange, Inc.	2,748	378
Invesco Ltd.	3,943	65
Jack Henry & Associates, Inc.	822	143
Jackson Financial, Inc. 'A'	1,559	103
Jefferies Financial Group, Inc.	809	36
JPMorgan Chase & Co.	8,575	1,718
Kemper Corp.	507	31
KKR & Co., Inc.	2,247	226
Lincoln National Corp.	1,602	51
Loews Corp.	923	72
LPL Financial Holdings, Inc.	418	110
MarketAxess Holdings, Inc.	114	25
Marsh & McLennan Cos., Inc.	2,666	549
Mastercard, Inc. 'A'	3,143	1,514
Mercury General Corp.	427	22
MetLife, Inc.	3,749	278
MGIC Investment Corp.	2,264	51
Moelis & Co. 'A'	605	34
Moody's Corp.	545	214
Morningstar, Inc.	139	43
Mr Cooper Group, Inc. (a)	716	56
MSCI, Inc.	187	105
Nasdaq, Inc.	474	30
Navient Corp.	2,571	45
Nelnet, Inc. 'A'	163	15
New York Community Bancorp, Inc.	8,246	27
OneMain Holdings, Inc.	1,091	56
PennyMac Financial Services, Inc.	276	25
Primerica, Inc.	190	48
Principal Financial Group, Inc.	179	15
PROG Holdings, Inc.	860	30
Progressive Corp.	1,532	317
Prudential Financial, Inc.	3,037	357
Reinsurance Group of America, Inc.	142	27
RLI Corp.	252	37
S&P Global, Inc.	1,111	473
SEI Investments Co.	1,440	104
Selective Insurance Group, Inc.	158	17
SLM Corp.	4,918	107
SoFi Technologies, Inc. (a)	2,006	15
Stewart Information Services Corp.	475	31
Stifel Financial Corp.	194	15
Synchrony Financial	8,537	368
T Rowe Price Group, Inc.	1,216	148
Tradeweb Markets, Inc. 'A'	600	63
Travelers Cos., Inc.	1,321	304
Unum Group	2,037	109
Virtu Financial, Inc. 'A'	1,557	32
Visa, Inc. 'A'	1,361	380
Washington Federal, Inc.	451	13
Wells Fargo & Co.	23,738	1,376
Western Alliance Bancorp	256	16
Western Union Co.	9,068	127
White Mountains Insurance Group Ltd.	29	52
Wintrust Financial Corp.	148	15
WR Berkley Corp.	378	33

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Zions Bancorp NA	356	15

		21,129

HEALTH CARE 13.5%
AbbVie, Inc.	5,794	1,055
Align Technology, Inc. (a)	140	46
Amedisys, Inc. (a)	154	14
Amgen, Inc.	3,493	993
AMN Healthcare Services, Inc. (a)	347	22
Baxter International, Inc.	1,326	57
Becton Dickinson & Co.	533	132
Biogen, Inc. (a)	655	141
BioMarin Pharmaceutical, Inc. (a)	293	26
Boston Scientific Corp. (a)	4,380	300
Bristol-Myers Squibb Co.	7,127	386
Bruker Corp.	613	58
Cardinal Health, Inc.	4,488	502
Cencora, Inc.	1,025	249
Chemed Corp.	142	91
Cooper Cos., Inc.	1,524	155
CVS Health Corp.	17,160	1,369
DaVita, Inc. (a)	1,632	225
Dentsply Sirona, Inc.	2,124	70
Elanco Animal Health, Inc. (a)	909	15
Elevance Health, Inc.	217	112
Eli Lilly & Co.	4,754	3,698
Encompass Health Corp.	1,239	102
Exelixis, Inc. (a)	1,229	29
GE Healthcare, Inc. (a)	402	37
Gilead Sciences, Inc.	14,952	1,095
Globus Medical, Inc. 'A' (a)	431	23
Haemonetics Corp. (a)	566	48
HCA Healthcare, Inc.	638	213
Henry Schein, Inc. (a)	646	49
Hologic, Inc. (a)	560	44
IDEXX Laboratories, Inc. (a)	440	238
Incyte Corp. (a)	231	13
Integra LifeSciences Holdings Corp. (a)	405	14
Intuitive Surgical, Inc. (a)	1,087	434
Ionis Pharmaceuticals, Inc. (a)	336	15
Jazz Pharmaceuticals PLC (a)	104	12
Johnson & Johnson	8,652	1,369
Masimo Corp. (a)	289	42
McKesson Corp.	1,605	862
Merck & Co., Inc.	11,981	1,581
Mettler-Toledo International, Inc. (a)	85	113
Molina Healthcare, Inc. (a)	116	48
Neurocrine Biosciences, Inc. (a)	453	62
Organon & Co.	5,351	101
Owens & Minor, Inc. (a)	2,055	57
Patterson Cos., Inc.	2,143	59
Pfizer, Inc.	23,371	649
Premier, Inc. 'A'	1,631	36
Quest Diagnostics, Inc.	601	80
Regeneron Pharmaceuticals, Inc. (a)	402	387
ResMed, Inc.	705	140
Royalty Pharma PLC 'A'	1,550	47
Select Medical Holdings Corp.	1,747	53
STERIS PLC	703	158
Stryker Corp.	1,075	385
Teladoc Health, Inc. (a)	955	14
Teleflex, Inc.	176	40
Tenet Healthcare Corp. (a)	2,771	291
United Therapeutics Corp. (a)	724	166
Universal Health Services, Inc. 'B'	492	90
Veeva Systems, Inc. 'A' (a)	495	115
Vertex Pharmaceuticals, Inc. (a)	790	330
Viatris, Inc.	17,041	203
Waters Corp. (a)	197	68
West Pharmaceutical Services, Inc.	408	161
Zoetis, Inc.	388	66

		19,855

INDUSTRIALS 11.7%
3M Co.	3,067	325
A O Smith Corp.	1,910	171
AAR Corp. (a)	474	28
ABM Industries, Inc.	1,098	49
Acuity Brands, Inc.	417	112
Advanced Drainage Systems, Inc.	204	35
AECOM	772	76
AGCO Corp.	300	37
Allison Transmission Holdings, Inc.	1,282	104
American Woodmark Corp. (a)	205	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

API Group Corp. (a)	1,453	57
Apogee Enterprises, Inc.	356	21
Applied Industrial Technologies, Inc.	134	27
ArcBest Corp.	146	21
Arcosa, Inc.	550	47
Armstrong World Industries, Inc.	326	41
Automatic Data Processing, Inc.	533	133
Beacon Roofing Supply, Inc. (a)	167	16
Boise Cascade Co.	674	103
Booz Allen Hamilton Holding Corp.	1,478	219
Broadridge Financial Solutions, Inc.	1,160	238
Builders FirstSource, Inc. (a)	396	83
BWX Technologies, Inc.	1,043	107
CACI International, Inc. 'A' (a)	382	145
Carlisle Cos., Inc.	51	20
Carrier Global Corp.	953	55
Caterpillar, Inc.	2,274	833
CH Robinson Worldwide, Inc.	1,230	94
Cintas Corp.	424	291
Clean Harbors, Inc. (a)	261	53
Comfort Systems USA, Inc.	231	73
Copart, Inc. (a)	6,142	356
Core & Main, Inc. 'A' (a)	359	21
CoreCivic, Inc. (a)	2,354	37
Crane Co.	109	15
CSG Systems International, Inc.	352	18
CSX Corp.	4,458	165
Cummins, Inc.	532	157
Curtiss-Wright Corp.	399	102
DNOW, Inc. (a)	1,721	26
Donaldson Co., Inc.	805	60
Eaton Corp. PLC	1,207	377
EMCOR Group, Inc.	120	42
Emerson Electric Co.	1,313	149
Encore Wire Corp.	412	108
Equifax, Inc.	442	118
Esab Corp.	145	16
Expeditors International of Washington, Inc.	716	87
Fastenal Co.	2,150	166
Flowserve Corp.	640	29
Fortune Brands Innovations, Inc.	243	21
Franklin Electric Co., Inc.	158	17
FTI Consulting, Inc. (a)	432	91
GATX Corp.	393	53
Generac Holdings, Inc. (a)	426	54
General Dynamics Corp.	72	20
General Electric Co.	7,525	1,321
Genpact Ltd.	1,453	48
GEO Group, Inc. (a)	3,733	53
GMS, Inc. (a)	588	57
Graco, Inc.	1,347	126
Granite Construction, Inc.	742	42
Greenbrier Cos., Inc.	875	46
GXO Logistics, Inc. (a)	237	13
Hexcel Corp.	944	69
HNI Corp.	461	21
Howmet Aerospace, Inc.	2,478	170
Hub Group, Inc. 'A'	1,160	50
Hubbell, Inc.	311	129
Huntington Ingalls Industries, Inc.	114	33
IDEX Corp.	591	144
Illinois Tool Works, Inc.	465	125
Ingersoll Rand, Inc.	1,402	133
Insperity, Inc.	325	36
ITT, Inc.	860	117
JB Hunt Transport Services, Inc.	182	36
JELD-WEN Holding, Inc. (a)	1,010	21
JetBlue Airways Corp. (a)	2,051	15
KBR, Inc.	696	44
Kirby Corp. (a)	164	16
Knight-Swift Transportation Holdings, Inc.	163	9
L3Harris Technologies, Inc.	667	142
Landstar System, Inc.	732	141
Leidos Holdings, Inc.	644	84
Lennox International, Inc.	598	292
Lincoln Electric Holdings, Inc.	623	159
Lockheed Martin Corp.	1,294	589
ManpowerGroup, Inc.	777	60
Masco Corp.	1,047	83
Masonite International Corp. (a)	110	14
Masterbrand, Inc. (a)	1,952	37
Matson, Inc.	164	18
Maximus, Inc.	911	76
MDU Resources Group, Inc.	1,607	41
MillerKnoll, Inc.	496	12
Moog, Inc. 'A'	303	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

MSA Safety, Inc.	267	52
MSC Industrial Direct Co., Inc. 'A'	1,023	99
Mueller Industries, Inc.	1,328	72
Nordson Corp.	240	66
Northrop Grumman Corp.	613	293
Old Dominion Freight Line, Inc.	110	24
Oshkosh Corp.	966	120
Otis Worldwide Corp.	1,019	101
Owens Corning	605	101
PACCAR, Inc.	1,561	193
Parker-Hannifin Corp.	376	209
Parsons Corp. (a)	299	25
Paychex, Inc.	563	69
Primoris Services Corp.	544	23
Quanta Services, Inc.	411	107
Republic Services, Inc.	862	165
Resideo Technologies, Inc. (a)	1,557	35
Robert Half, Inc.	629	50
Rollins, Inc.	1,609	74
Rush Enterprises, Inc. 'A'	878	47
Ryder System, Inc.	605	73
Saia, Inc. (a)	123	72
Schneider National, Inc. 'B'	862	20
Simpson Manufacturing Co., Inc.	207	43
SiteOne Landscape Supply, Inc. (a)	87	15
SkyWest, Inc. (a)	874	60
Spirit AeroSystems Holdings, Inc. 'A' (a)	550	20
Stanley Black & Decker, Inc.	429	42
Steelcase, Inc. 'A'	1,535	20
Stericycle, Inc. (a)	1,082	57
Terex Corp.	1,682	108
Tetra Tech, Inc.	92	17
Textron, Inc.	417	40
Timken Co.	835	73
Toro Co.	1,368	125
TransDigm Group, Inc.	189	233
Trex Co., Inc. (a)	273	27
TriNet Group, Inc.	200	27
Trinity Industries, Inc.	1,442	40
U-Haul Holding Co.	721	48
U-Haul Holding Co. (a)	367	25
Uber Technologies, Inc. (a)	5,912	455
UFP Industries, Inc.	804	99
UniFirst Corp.	189	33
Union Pacific Corp.	3,498	860
United Airlines Holdings, Inc. (a)	252	12
United Parcel Service, Inc. 'B'	2,203	327
United Rentals, Inc.	208	150
Verisk Analytics, Inc.	1,553	366
Waste Management, Inc.	644	137
Watsco, Inc.	656	283
Watts Water Technologies, Inc. 'A'	224	48
Werner Enterprises, Inc.	890	35
WESCO International, Inc.	852	146
Westinghouse Air Brake Technologies Corp.	373	54
Woodward, Inc.	108	17
WW Grainger, Inc.	323	329
XPO, Inc. (a)	455	56
Xylem, Inc.	770	100

		17,227

INFORMATION TECHNOLOGY 20.1%
Adobe, Inc. (a)	1,490	752
Advanced Micro Devices, Inc. (a)	4,839	873
Akamai Technologies, Inc. (a)	777	85
Amdocs Ltd.	533	48
Amkor Technology, Inc.	1,473	48
Amphenol Corp. 'A'	1,633	188
Ansys, Inc. (a)	338	117
Apple, Inc.	5,496	942
Applied Materials, Inc.	4,761	982
AppLovin Corp. 'A' (a)	542	38
Arista Networks, Inc. (a)	745	216
Arrow Electronics, Inc. (a)	633	82
Autodesk, Inc. (a)	1,160	302
Avnet, Inc.	1,246	62
Belden, Inc.	599	56
Benchmark Electronics, Inc.	476	14
Bentley Systems, Inc. 'B'	1,061	55
Broadcom, Inc.	1,752	2,322
Cadence Design Systems, Inc. (a)	864	269
CDW Corp.	292	75
Cirrus Logic, Inc. (a)	494	46
Cisco Systems, Inc.	15,291	763
Cognizant Technology Solutions Corp. 'A'	1,319	97

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Coherent Corp. (a)	435	26
CommVault Systems, Inc. (a)	204	21
Corning, Inc.	6,715	221
Dell Technologies, Inc. 'C'	970	111
Dolby Laboratories, Inc. 'A'	624	52
Dropbox, Inc. 'A' (a)	703	17
DXC Technology Co. (a)	1,309	28
Entegris, Inc.	505	71
F5, Inc. (a)	129	24
Fair Isaac Corp. (a)	196	245
Flex Ltd. (a)	2,666	76
Fortinet, Inc. (a)	1,387	95
Gartner, Inc. (a)	470	224
GCI Liberty, Inc. «(a)	221	0
Gen Digital, Inc.	5,341	120
GoDaddy, Inc. 'A' (a)	888	105
Guidewire Software, Inc. (a)	153	18
Hewlett Packard Enterprise Co.	14,309	254
HP, Inc.	8,951	271
Insight Enterprises, Inc. (a)	424	79
Intel Corp.	33,036	1,459
International Business Machines Corp.	9,453	1,805
Intuit, Inc.	732	476
Jabil, Inc.	1,217	163
Juniper Networks, Inc.	4,213	156
KLA Corp.	637	445
Knowles Corp. (a)	926	15
Kyndryl Holdings, Inc. (a)	3,484	76
Lam Research Corp.	706	686
Manhattan Associates, Inc. (a)	394	99
Marvell Technology, Inc.	2,513	178
Micron Technology, Inc.	3,139	370
Microsoft Corp.	5,106	2,148
MKS Instruments, Inc.	116	15
Monolithic Power Systems, Inc.	140	95
Motorola Solutions, Inc.	274	97
NCR Voyix Corp. (a)	1,507	19
NetApp, Inc.	1,173	123
NetScout Systems, Inc. (a)	1,384	30
NVIDIA Corp.	3,024	2,732
Okta, Inc. (a)	508	53
Oracle Corp.	16,230	2,039
OSI Systems, Inc. (a)	172	25
Palantir Technologies, Inc. 'A' (a)	6,767	156
Palo Alto Networks, Inc. (a)	1,120	318
Plexus Corp. (a)	261	25
PTC, Inc. (a)	413	78
Pure Storage, Inc. 'A' (a)	1,027	53
QUALCOMM, Inc.	7,159	1,212
Roper Technologies, Inc.	392	220
salesforce.com, Inc.	2,846	857
Sanmina Corp. (a)	1,111	69
Seagate Technology Holdings PLC	1,619	151
ServiceNow, Inc. (a)	603	460
Snowflake, Inc. 'A' (a)	999	161
Super Micro Computer, Inc. (a)	542	547
Synaptics, Inc. (a)	195	19
Synopsys, Inc. (a)	475	271
Teradata Corp. (a)	1,154	45
Teradyne, Inc.	373	42
Texas Instruments, Inc.	1,849	322
TTM Technologies, Inc. (a)	903	14
Twilio, Inc. 'A' (a)	570	35
Tyler Technologies, Inc. (a)	185	79
Unity Software, Inc. (a)	1,056	28
VeriSign, Inc. (a)	394	75
Vishay Intertechnology, Inc.	2,616	59
Vontier Corp.	1,030	47
Western Digital Corp. (a)	2,926	200
Wolfspeed, Inc. (a)	443	13
Workday, Inc. 'A' (a)	642	175
Xerox Holdings Corp.	2,474	44

		29,569

MATERIALS 2.8%
Alcoa Corp.	955	32
AptarGroup, Inc.	646	93
ATI, Inc. (a)	1,247	64
Avery Dennison Corp.	536	120
Axalta Coating Systems Ltd. (a)	1,691	58
Ball Corp.	499	34
Berry Global Group, Inc.	1,210	73
Cabot Corp.	642	59
Carpenter Technology Corp.	1,258	90
Celanese Corp.	786	135

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Chemours Co.	1,479	39
Commercial Metals Co.	1,899	112
Corteva, Inc.	892	51
Crown Holdings, Inc.	1,044	83
DuPont de Nemours, Inc.	1,884	144
Eagle Materials, Inc.	307	83
Eastman Chemical Co.	372	37
Graphic Packaging Holding Co.	5,563	162
Greif, Inc. 'A'	500	35
Innospec, Inc.	171	22
International Paper Co.	1,203	47
Kaiser Aluminum Corp.	174	16
Louisiana-Pacific Corp.	959	80
LyondellBasell Industries NV 'A'	3,186	326
Martin Marietta Materials, Inc.	163	100
Mosaic Co.	1,488	48
NewMarket Corp.	63	40
Newmont Corp.	2,013	72
Nucor Corp.	764	151
O-I Glass, Inc. (a)	4,097	68
Olin Corp.	1,264	74
Packaging Corp. of America	252	48
PPG Industries, Inc.	489	71
Reliance Steel & Aluminum Co.	421	141
Royal Gold, Inc.	394	48
RPM International, Inc.	1,327	158
Scotts Miracle-Gro Co.	1,210	90
Sealed Air Corp.	3,045	113
Sensient Technologies Corp.	372	26
Sherwin-Williams Co.	878	305
Silgan Holdings, Inc.	1,256	61
Sonoco Products Co.	966	56
Southern Copper Corp.	1	0
Steel Dynamics, Inc.	189	28
Stepan Co.	141	13
Sylvamo Corp.	609	38
United States Steel Corp.	2,274	93
Vulcan Materials Co.	379	103
Warrior Met Coal, Inc.	1,554	94
WestRock Co.	2,824	140

		4,174

REAL ESTATE 0.1%
DigitalBridge Group, Inc.	3,410	66
Jones Lang LaSalle, Inc.	134	26
Zillow Group, Inc. 'C' (a)	700	34

		126

UTILITIES 0.6%
AES Corp.	2,880	52
Avista Corp.	1,142	40
Clearway Energy, Inc. 'C'	684	16
Constellation Energy Corp.	1,032	191
Evergy, Inc.	350	19
Exelon Corp.	3,317	124
Hawaiian Electric Industries, Inc.	1,320	15
National Fuel Gas Co.	1,029	55
NRG Energy, Inc.	1,255	85
Ormat Technologies, Inc.	424	28
PNM Resources, Inc.	770	29
Vistra Corp.	3,980	277

		931

Total United States		142,012

Total Common Stocks (Cost $111,241)		143,510

REAL ESTATE INVESTMENT TRUSTS 2.0%
UNITED STATES 2.0%
FINANCIALS 0.2%
AGNC Investment Corp.	3,962	39
Annaly Capital Management, Inc.	1,203	24
Chimera Investment Corp.	7,601	35
Ladder Capital Corp.	1,534	17
MFA Financial, Inc.	3,016	34
PennyMac Mortgage Investment Trust	1,953	28
Rithm Capital Corp.	7,598	85
Starwood Property Trust, Inc.	1,611	33

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

Two Harbors Investment Corp.	2,252	30

		325

REAL ESTATE 1.8%
American Homes 4 Rent 'A'	1,337	49
Americold Realty Trust, Inc.	2,332	58
Apple Hospitality REIT, Inc.	3,584	59
Boston Properties, Inc.	324	21
Camden Property Trust	665	65
COPT Defense Properties	1,471	36
CubeSmart	1,165	53
DiamondRock Hospitality Co.	3,895	37
Digital Realty Trust, Inc.	850	122
Douglas Emmett, Inc.	1,094	15
EastGroup Properties, Inc.	125	22
Equinix, Inc.	99	82
Equity LifeStyle Properties, Inc.	726	47
Extra Space Storage, Inc.	582	86
First Industrial Realty Trust, Inc.	670	35
Gaming & Leisure Properties, Inc.	1,873	86
Healthcare Realty Trust, Inc.	2,668	38
Host Hotels & Resorts, Inc.	1,429	30
Invitation Homes, Inc.	3,518	125
Iron Mountain, Inc.	1,798	144
JBG SMITH Properties	848	14
Lamar Advertising Co. 'A'	545	65
LXP Industrial Trust	2,295	21
Macerich Co.	4,093	71
Omega Healthcare Investors, Inc.	994	32
Park Hotels & Resorts, Inc.	5,745	101
Phillips Edison & Co., Inc.	405	15
Public Storage	136	39
Rayonier, Inc.	1,116	37
RLJ Lodging Trust	3,290	39
SBA Communications Corp.	161	35
Service Properties Trust	2,566	17
Simon Property Group, Inc.	1,706	267
SITE Centers Corp.	3,308	48
SL Green Realty Corp.	1,456	80
STAG Industrial, Inc.	389	15
Sun Communities, Inc.	531	68
Sunstone Hotel Investors, Inc.	3,443	38
UDR, Inc.	1,726	65
Vornado Realty Trust	1,569	45
Welltower, Inc.	1,568	147
WP Carey, Inc.	1,159	65
Xenia Hotels & Resorts, Inc.	2,132	32

		2,566

Total Real Estate Investment Trusts (Cost $2,672)		2,891

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		565

Total Short-Term Instruments (Cost $565)		565

Total Investments in Securities (Cost $114,478)		146,966

Total Investments 99.9% (Cost $114,478)		$146,966
Other Assets and Liabilities, net 0.1%		143

Net Assets 100.0%		$147,109

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$565	U.S. Treasury Notes 4.250% due 12/31/2025		$(576)	$565	$565

Total Repurchase Agreements							$(576)	$565	$565

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology				$960	$0	$0	$960
United Kingdom
	Communication Services				30	0	0	30
	Consumer Staples				1	0	0	1
	Energy				156	0	0	156
	Financials				107	0	0	107
	Industrials				183	0	0	183
	Materials				61	0	0	61
United States
	Communication Services				11,141	0	0	11,141
	Consumer Discretionary				16,971	0	0	16,971
	Consumer Staples				14,259	0	0	14,259
	Energy				6,630	0	0	6,630
	Financials				21,129	0	0	21,129
	Health Care				19,855	0	0	19,855
	Industrials				17,227	0	0	17,227
	Information Technology				29,569	0	0	29,569
	Materials				4,174	0	0	4,174
	Real Estate				126	0	0	126
	Utilities				931	0	0	931
Real Estate Investment Trusts
United States
	Financials				325	0	0	325
	Real Estate				2,566	0	0	2,566
Short-Term Instruments
Repurchase Agreements					0	565	0	565

Total Investments					$146,401	$565	$0	$146,966

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO RAFI ESG U.S. ETF	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 97.6%
IRELAND 1.0%
INDUSTRIALS 0.3%
Johnson Controls International PLC	2,671	$174

INFORMATION TECHNOLOGY 0.7%
Accenture PLC 'A'	1,026	356

Total Ireland		530

UNITED KINGDOM 0.2%
COMMUNICATION SERVICES 0.1%
Liberty Global Ltd. 'C' (a)	3,905	69

MATERIALS 0.1%
Amcor PLC	5,100	49

Total United Kingdom		118

UNITED STATES 96.4%
COMMUNICATION SERVICES 8.5%
AT&T, Inc.	48,465	853
Comcast Corp. 'A'	15,042	652
Electronic Arts, Inc.	748	99
Fox Corp. 'A'	162	5
Lumen Technologies, Inc. (a)	18,717	29
Meta Platforms, Inc. 'A'	3,234	1,570
Netflix, Inc. (a)	128	78
News Corp. 'A'	192	5
Omnicom Group, Inc.	577	56
Paramount Global 'B'	6,433	76
T-Mobile U.S., Inc.	696	114
Verizon Communications, Inc.	6,304	264
Walt Disney Co.	4,541	556

		4,357

CONSUMER DISCRETIONARY 8.2%
Advance Auto Parts, Inc.	388	33
Best Buy Co., Inc.	2,326	191
Booking Holdings, Inc.	5	18
eBay, Inc.	1,128	60
Foot Locker, Inc.	929	26
Ford Motor Co.	40,973	544
Gap, Inc.	3,333	92
General Motors Co.	17,761	805
Genuine Parts Co.	303	47
Goodyear Tire & Rubber Co. (a)	651	9
Hasbro, Inc.	832	47
Hilton Worldwide Holdings, Inc.	244	52
Home Depot, Inc.	1,828	701
Kohl's Corp.	3,370	98
Lear Corp.	369	53
LKQ Corp.	621	33
Lowe's Cos., Inc.	1,667	425
Marriott International, Inc. 'A'	448	113
Mohawk Industries, Inc. (a)	358	47
Newell Brands, Inc.	2,634	21
NIKE, Inc. 'B'	2,136	201
O'Reilly Automotive, Inc. (a)	4	5
PVH Corp.	469	66
Tapestry, Inc.	898	43
Tesla, Inc. (a)	582	102
TJX Cos., Inc.	1,882	191
Tractor Supply Co.	141	37
VF Corp.	3,891	60

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2024 (Unaudited)

Whirlpool Corp.	781	93

		4,213

CONSUMER STAPLES 7.0%
Archer-Daniels-Midland Co.	1,031	65
Campbell Soup Co.	486	22
Church & Dwight Co., Inc.	192	20
Coca-Cola Co.	6,547	400
Colgate-Palmolive Co.	1,947	175
Conagra Brands, Inc.	241	7
Dollar General Corp.	738	115
Estee Lauder Cos., Inc. 'A'	526	81
General Mills, Inc.	1,680	117
Hershey Co.	116	23
J M Smucker Co.	295	37
Kellanova	801	46
Keurig Dr Pepper, Inc.	1,472	45
Kimberly-Clark Corp.	1,000	129
Kraft Heinz Co.	2,678	99
Mondelez International, Inc. 'A'	2,542	178
Procter & Gamble Co.	6,731	1,092
Sysco Corp.	1,240	101
Target Corp.	3,000	532
Tyson Foods, Inc. 'A'	1,582	93
US Foods Holding Corp. (a)	439	24
Walgreens Boots Alliance, Inc.	8,532	185
WK Kellogg Co.	201	4

		3,590

FINANCIALS 16.9%
Aflac, Inc.	473	41
Allstate Corp.	1,317	228
American Express Co.	1,157	264
Ameriprise Financial, Inc.	329	144
Bank of America Corp.	23,801	903
Bank of New York Mellon Corp.	2,483	143
BlackRock, Inc.	275	229
Citigroup, Inc.	22,141	1,400
Equitable Holdings, Inc.	1,217	46
Fidelity National Information Services, Inc.	2,124	158
Fifth Third Bancorp	519	19
Fiserv, Inc. (a)	446	71
Goldman Sachs Group, Inc.	258	108
Hartford Financial Services Group, Inc.	1,165	120
JPMorgan Chase & Co.	7,894	1,581
Lincoln National Corp.	2,296	73
Marsh & McLennan Cos., Inc.	157	32
Mastercard, Inc. 'A'	632	304
MetLife, Inc.	3,770	280
Moody's Corp.	98	39
Nasdaq, Inc.	85	5
PayPal Holdings, Inc. (a)	2,998	201
Principal Financial Group, Inc.	748	65
Progressive Corp.	862	178
Prudential Financial, Inc.	2,303	270
S&P Global, Inc.	238	101
State Street Corp.	1,239	96
Visa, Inc. 'A'	1,486	415
Wells Fargo & Co.	20,187	1,170
Western Union Co.	2,284	32

		8,716

HEALTH CARE 18.5%
Abbott Laboratories	3,709	422
AbbVie, Inc.	3,709	675
Agilent Technologies, Inc.	398	58
Amgen, Inc.	1,263	359
Baxter International, Inc.	778	33
Becton Dickinson & Co.	503	125
Biogen, Inc. (a)	670	145
Boston Scientific Corp. (a)	1,304	89
Bristol-Myers Squibb Co.	10,572	573
Cardinal Health, Inc.	1,143	128
Cencora, Inc.	248	60
Cigna Group	1,672	607
CVS Health Corp.	4,631	369
Danaher Corp.	408	102
DaVita, Inc. (a)	510	70
Edwards Lifesciences Corp. (a)	672	64
Elevance Health, Inc.	963	499
Eli Lilly & Co.	459	357
Fortrea Holdings, Inc. (a)	239	10

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2024 (Unaudited)

GE Healthcare, Inc. (a)	500	45
Gilead Sciences, Inc.	4,068	298
Henry Schein, Inc. (a)	218	17
Hologic, Inc. (a)	484	38
Humana, Inc.	176	61
Illumina, Inc. (a)	87	12
Intuitive Surgical, Inc. (a)	49	20
Johnson & Johnson	8,458	1,338
Laboratory Corp. of America Holdings	239	52
McKesson Corp.	321	172
Merck & Co., Inc.	6,686	882
Organon & Co.	1,028	19
Pfizer, Inc.	30,446	845
Quest Diagnostics, Inc.	511	68
Stryker Corp.	341	122
UnitedHealth Group, Inc.	1,325	656
Universal Health Services, Inc. 'B'	121	22
Viatris, Inc.	5,941	71
Waters Corp. (a)	125	43
Zoetis, Inc.	181	31

		9,557

INDUSTRIALS 4.5%
3M Co.	3,701	393
AGCO Corp.	179	22
Automatic Data Processing, Inc.	597	149
Carrier Global Corp.	2,203	128
Cummins, Inc.	681	201
Deere & Co.	478	196
Dover Corp.	305	54
Fastenal Co.	393	30
FedEx Corp.	831	241
Fortune Brands Innovations, Inc.	150	13
Illinois Tool Works, Inc.	572	154
ManpowerGroup, Inc.	481	37
NEXTracker, Inc. 'A' (a)	325	18
Otis Worldwide Corp.	183	18
Owens Corning	534	89
Paychex, Inc.	180	22
Republic Services, Inc.	231	44
Rockwell Automation, Inc.	18	5
Stanley Black & Decker, Inc.	150	15
United Parcel Service, Inc. 'B'	1,441	214
Waste Management, Inc.	780	166
WW Grainger, Inc.	88	90

		2,299

INFORMATION TECHNOLOGY 28.3%
Adobe, Inc. (a)	513	259
Advanced Micro Devices, Inc. (a)	681	123
Akamai Technologies, Inc. (a)	336	36
Amdocs Ltd.	416	38
Analog Devices, Inc.	226	45
Apple, Inc.	12,183	2,089
Applied Materials, Inc.	2,054	424
Arista Networks, Inc. (a)	18	5
Arrow Electronics, Inc. (a)	482	62
Avnet, Inc.	961	48
Broadcom, Inc.	374	496
Cadence Design Systems, Inc. (a)	217	67
CDW Corp.	245	63
Cisco Systems, Inc.	20,999	1,048
Cognizant Technology Solutions Corp. 'A'	1,488	109
Dell Technologies, Inc. 'C'	121	14
DXC Technology Co. (a)	553	12
Flex Ltd. (a)	1,214	35
Gen Digital, Inc.	1,808	40
Hewlett Packard Enterprise Co.	14,596	259
HP, Inc.	7,822	236
Intel Corp.	42,003	1,855
International Business Machines Corp.	4,271	816
Juniper Networks, Inc.	2,154	80
Keysight Technologies, Inc. (a)	33	5
KLA Corp.	84	59
Kyndryl Holdings, Inc. (a)	270	6
Lam Research Corp.	333	323
Marvell Technology, Inc.	170	12
Microchip Technology, Inc.	245	22
Micron Technology, Inc.	5,008	590
Microsoft Corp.	6,276	2,640
Motorola Solutions, Inc.	185	66
NetApp, Inc.	1,168	123
NVIDIA Corp.	126	114
ON Semiconductor Corp. (a)	599	44

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2024 (Unaudited)

Oracle Corp.	4,065	511
QUALCOMM, Inc.	4,714	798
salesforce.com, Inc.	226	68
Seagate Technology Holdings PLC	1,720	160
Synopsys, Inc. (a)	63	36
TE Connectivity Ltd.	811	118
Teradyne, Inc.	372	42
Texas Instruments, Inc.	1,898	331
Western Digital Corp. (a)	2,939	200
Xerox Holdings Corp.	2,317	41

		14,568

MATERIALS 4.0%
Air Products & Chemicals, Inc.	486	118
Ball Corp.	1,087	73
CF Industries Holdings, Inc.	607	51
Dow, Inc.	4,426	256
DuPont de Nemours, Inc.	3,212	246
Ecolab, Inc.	480	111
Huntsman Corp.	434	11
International Flavors & Fragrances, Inc.	212	18
International Paper Co.	2,880	112
Linde PLC	1,314	610
Mosaic Co.	1,843	60
Newmont Corp.	4,191	150
Packaging Corp. of America	273	52
PPG Industries, Inc.	729	106
Sherwin-Williams Co.	209	73

		2,047

REAL ESTATE 0.3%
CBRE Group, Inc. 'A' (a)	1,110	108
Jones Lang LaSalle, Inc.	338	66

		174

UTILITIES 0.2%
American Water Works Co., Inc.	360	44
Edison International	1,165	82

		126

Total United States		49,647

Total Common Stocks (Cost $42,631)		50,295

REAL ESTATE INVESTMENT TRUSTS 1.9%
UNITED STATES 1.9%
REAL ESTATE 1.9%
American Tower Corp.	367	73
AvalonBay Communities, Inc.	216	40
Crown Castle, Inc.	972	103
Equinix, Inc.	88	73
Equity Residential	683	43
Essex Property Trust, Inc.	100	24
Host Hotels & Resorts, Inc.	3,154	65
Iron Mountain, Inc.	1,081	87
Kimco Realty Corp.	272	5
Mid-America Apartment Communities, Inc.	118	16
Prologis, Inc.	890	116
Realty Income Corp.	486	26
Ventas, Inc.	1,570	68
Vornado Realty Trust	460	13
Welltower, Inc.	1,139	106
Weyerhaeuser Co.	3,246	117

		975

Total Real Estate Investment Trusts (Cost $945)		975

Total Investments in Securities (Cost $43,576)		51,270

Total Investments 99.5% (Cost $43,576)		$51,270
Other Assets and Liabilities, net 0.5%		263

Net Assets 100.0%		$51,533

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Common Stocks
Ireland
	Industrials	$174	$0	$0	$174
	Information Technology	356	0	0	356
United Kingdom
	Communication Services	69	0	0	69
	Materials	49	0	0	49
United States
	Communication Services	4,357	0	0	4,357
	Consumer Discretionary	4,213	0	0	4,213
	Consumer Staples	3,590	0	0	3,590
	Financials	8,716	0	0	8,716
	Health Care	9,557	0	0	9,557
	Industrials	2,299	0	0	2,299
	Information Technology	14,568	0	0	14,568
	Materials	2,047	0	0	2,047
	Real Estate	174	0	0	174
	Utilities	126	0	0	126
Real Estate Investment Trusts
United States
	Real Estate	975	0	0	975

Total Investments		$51,270	$0	$0	$51,270

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 38.3% ¤
MUTUAL FUNDS 38.1%
Vanguard Developed Markets Index Fund 'Institutional'	3,127,926	$50,454
Vanguard Emerging Markets Stock Index Fund 'Institutional'	732,288	19,376
Vanguard Institutional Index Fund 'Institutional'	230,337	99,588
Vanguard Small-Cap Index Fund 'Institutional'	42,643	4,671

Total Mutual Funds (Cost $133,394)		174,089

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%		293

U.S. TREASURY BILLS 0.1%
5.364% due 06/20/2024 (a)(b)(g)	$265	262

Total Short-Term Instruments (Cost $555)		555

Total Investments in Securities (Cost $133,949)		174,644

	SHARES
INVESTMENTS IN AFFILIATES 61.5%
MUTUAL FUNDS (c) 57.1%
PIMCO Emerging Markets Local Currency and Bond Fund	2,428,025	14,253
PIMCO High Yield Fund	498,285	3,966
PIMCO Income Fund	4,675,509	49,561
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,284,482	12,729
PIMCO Long-Term Real Return Fund	3,384,802	42,005
PIMCO Long-Term U.S. Government Fund	2,571,868	37,215
PIMCO Real Return Fund	2,213,823	22,205
PIMCO Total Return Fund	9,134,258	78,189

Total Mutual Funds (Cost $284,011)		260,123

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	2,057,781	20,016

Total Short-Term Instruments (Cost $20,006)		20,016

Total Investments in Affiliates (Cost $304,017)		280,139

Total Investments 99.8% (Cost $437,966)		$454,783
Financial Derivative Instruments (e)(f) 0.2%(Cost or Premiums, net $2,214)		787
Other Assets and Liabilities, net 0.0%		235

Net Assets 100.0%		$455,805

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$293	U.S. Treasury Notes 5.000% due 09/30/2025				$(299)	$293	$293

Total Repurchase Agreements									$(299)	$293	$293

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description				Strike Value		Expiration Date	# of Contracts	Notional Amount	Cost		Market Value

Put - CBOE S&P 500				3,600.000		06/28/2024	85	$9	$542		$29
Put - CBOE S&P 500				3,575.000		09/20/2024	93	9	555		97
Put - CBOE S&P 500				3,775.000		12/20/2024	97	10	563		251
Put - CME S&P 500				4,075.000		03/21/2025	87	9	554		458

Total Purchased Options									$2,214		$835

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	19,167	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$8,971	$0	$25	$25	$0
MYI	Receive	FNRETR Index	50	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	1,140	0	(5)	0	(5)
	Receive	FNRETR Index	187	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	4,264	0	(18)	0	(18)
	Receive	FNRETR Index	505	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	11,516	0	(50)	0	(50)

Total Swap Agreements								$0	$(48)	$25	$(73)

(g)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds	$174,089	$0	$0	$174,089
Short-Term Instruments
Repurchase Agreements	0	293	0	293
U.S. Treasury Bills	0	262	0	262

	$174,089	$555	$0	$174,644
Investments in Affiliates, at Value
Mutual Funds	260,123	0	0	260,123
Short-Term Instruments
Central Funds Used for Cash Management Purposes	20,016	0	0	20,016

	$280,139	$0	$0	$280,139

Total Investments	$454,228	$555	$0	$454,783

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	835	0	835
Over the counter	0	25	0	25

	$0	$860	$0	$860
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(73)	$0	$(73)

Total Financial Derivative Instruments	$0	$787	$0	$787

Totals	$454,228	$1,342	$0	$455,570

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 52.0% ¤
MUTUAL FUNDS 51.9%
Vanguard Developed Markets Index Fund 'Institutional'	3,553,855	$89,557
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,251,834	33,123
Vanguard Institutional Index Fund 'Institutional'	413,851	178,929
Vanguard Small-Cap Index Fund 'Institutional'	105,593	11,567

Total Mutual Funds (Cost $242,738)		313,176

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.0%		132

U.S. TREASURY BILLS 0.1%
5.354% due 05/02/2024 - 06/20/2024 (a)(b)(e)(h)	$483	479

Total Short-Term Instruments (Cost $611)		611

Total Investments in Securities (Cost $243,349)		313,787

	SHARES
INVESTMENTS IN AFFILIATES 47.9%
MUTUAL FUNDS (c) 43.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2,613,376	15,341
PIMCO High Yield Fund	509,383	4,055
PIMCO Income Fund	4,194,413	44,461
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,069,131	10,595
PIMCO Long-Term Real Return Fund	4,086,501	50,713
PIMCO Long-Term U.S. Government Fund	3,177,250	45,975
PIMCO Real Return Fund	2,345,807	23,528
PIMCO Total Return Fund	7,661,588	65,583

Total Mutual Funds (Cost $283,976)		260,251

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	2,913,227	28,337

Total Short-Term Instruments (Cost $28,332)		28,337

Total Investments in Affiliates (Cost $312,308)		288,588

Total Investments 99.9% (Cost $555,657)		$602,375
Financial Derivative Instruments (f)(g) 0.2%(Cost or Premiums, net $2,803)		1,005
Other Assets and Liabilities, net (0.1)%		(405)

Net Assets 100.0%		$602,975

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$132	U.S. Treasury Notes 5.000% due 09/30/2025				$(135)	$132	$132

Total Repurchase Agreements									$(135)	$132	$132

(e)

Securities with an aggregate market value of $135 have been pledged as collateral as of March 31, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description				Strike Value		Expiration Date	# of Contracts	Notional Amount	Cost		Market Value

Put - CBOE S&P 500				3,600.000		06/28/2024	106	$11	$675		$36
Put - CBOE S&P 500				3,575.000		09/20/2024	116	12	693		121
Put - CBOE S&P 500				3,775.000		12/20/2024	122	12	709		315
Put - CME S&P 500				4,075.000		03/21/2025	114	11	726		601

Total Purchased Options									$2,803		$1,073

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	22,511	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$10,536	$0	$30	$30	$0
MYI	Receive	FNRETR Index	41	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	935	0	(4)	0	(4)
	Receive	FNRETR Index	254	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	5,792	0	(25)	0	(25)
	Receive	FNRETR Index	696	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	15,871	0	(69)	0	(69)

Total Swap Agreements								$0	$(68)	$30	$(98)

(h)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds	$313,176	$0	$0	$313,176
Short-Term Instruments
Repurchase Agreements	0	132	0	132
U.S. Treasury Bills	0	479	0	479

	$313,176	$611	$0	$313,787
Investments in Affiliates, at Value
Mutual Funds	260,251	0	0	260,251
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,337	0	0	28,337

	$288,588	$0	$0	$288,588

Total Investments	$601,764	$611	$0	$602,375

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,073	0	1,073
Over the counter	0	30	0	30

	$0	$1,103	$0	$1,103
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(98)	$0	$(98)

Total Financial Derivative Instruments	$0	$1,005	$0	$1,005

Totals	$601,764	$1,616	$0	$603,380

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 63.1% ¤
MUTUAL FUNDS 62.9%
Vanguard Developed Markets Index Fund 'Institutional'	4,381,838	$110,422
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,627,451	43,063
Vanguard Institutional Index Fund 'Institutional'	513,764	222,126
Vanguard Small-Cap Index Fund 'Institutional'	161,387	17,678

Total Mutual Funds (Cost $312,075)		393,289

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%		516

U.S. TREASURY BILLS 0.1%
5.349% due 05/02/2024 - 06/20/2024 (a)(b)(f)	$355	353

Total Short-Term Instruments (Cost $869)		869

Total Investments in Securities (Cost $312,944)		394,158

	SHARES
INVESTMENTS IN AFFILIATES 36.8%
MUTUAL FUNDS (c) 31.8%
PIMCO Emerging Markets Local Currency and Bond Fund	2,112,960	12,403
PIMCO High Yield Fund	368,031	2,929
PIMCO Income Fund	3,202,552	33,947
PIMCO International Bond Fund (U.S. Dollar-Hedged)	790,402	7,833
PIMCO Long-Term Real Return Fund	3,131,231	38,859
PIMCO Long-Term U.S. Government Fund	2,284,896	33,062
PIMCO Real Return Fund	1,789,942	17,953
PIMCO Total Return Fund	6,029,630	51,614

Total Mutual Funds (Cost $213,239)		198,600

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	3,258,975	31,700

Total Short-Term Instruments (Cost $31,677)		31,700

Total Investments in Affiliates (Cost $244,916)		230,300

Total Investments 99.9% (Cost $557,860)		$624,458
Financial Derivative Instruments (e)(f) (0.0)%(Cost or Premiums, net $0)		(72)
Other Assets and Liabilities, net 0.1%		800

Net Assets 100.0%		$625,186

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$516	U.S. Treasury Notes 5.000% due 09/30/2025			$(526)		$516	$516

Total Repurchase Agreements								$(526)		$516	$516

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	21,365	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$10,000	$0	$28	$28	$0
MYI	Receive	FNRETR Index	85	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	1,938	0	(8)	0	(8)
	Receive	FNRETR Index	191	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	4,355	0	(19)	0	(19)
	Receive	FNRETR Index	738	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	16,829	0	(73)	0	(73)

Total Swap Agreements								$0	$(72)	$28	$(100)

(f)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds						$393,289	$0	$0		$393,289
Short-Term Instruments
Repurchase Agreements						0	516	0		516
U.S. Treasury Bills						0	353	0		353

						$393,289	$869	$0		$394,158
Investments in Affiliates, at Value
Mutual Funds						198,600	0	0		198,600
Short-Term Instruments
Central Funds Used for Cash Management Purposes						31,700	0	0		31,700

						$230,300	$0	$0		$230,300

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2024 (Unaudited)

Total Investments	$623,589	$869	$0	$624,458

Financial Derivative Instruments - Assets
Over the counter	$0	$28	$0	$28

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(100)	$0	$(100)

Total Financial Derivative Instruments	$0	$(72)	$0	$(72)

Totals	$623,589	$797	$0	$624,386

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 73.3% ¤
MUTUAL FUNDS 73.1%
Vanguard Developed Markets Index Fund 'Institutional'	4,626,500	$116,588
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,728,211	45,728
Vanguard Institutional Index Fund 'Institutional'	551,412	238,403
Vanguard Small-Cap Index Fund 'Institutional'	156,861	17,183

Total Mutual Funds (Cost $330,282)		417,902

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%		512

U.S. TREASURY BILLS 0.1%
5.348% due 05/02/2024 - 06/20/2024 (a)(b)	$324	322

Total Short-Term Instruments (Cost $834)		834

Total Investments in Securities (Cost $331,116)		418,736

	SHARES
INVESTMENTS IN AFFILIATES 26.6%
MUTUAL FUNDS (c) 21.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1,577,752	9,261
PIMCO High Yield Fund	174,109	1,386
PIMCO Income Fund	1,821,472	19,308
PIMCO International Bond Fund (U.S. Dollar-Hedged)	580,840	5,756
PIMCO Long-Term Real Return Fund	1,947,781	24,172
PIMCO Long-Term U.S. Government Fund	1,250,438	18,094
PIMCO Real Return Fund	1,121,661	11,250
PIMCO Total Return Fund	3,726,388	31,898

Total Mutual Funds (Cost $130,648)		121,125

SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	3,231,035	31,428

Total Short-Term Instruments (Cost $31,412)		31,428

Total Investments in Affiliates (Cost $162,060)		152,553

Total Investments 99.9% (Cost $493,176)		$571,289
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(68)
Other Assets and Liabilities, net 0.1%		508

Net Assets 100.0%		$571,729

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$512	U.S. Treasury Notes 5.000% due 09/30/2025			$(522)		$512	$512

Total Repurchase Agreements								$(522)		$512	$512

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	18,127	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$8,484	$0	$24	$24	$0
MYI	Receive	FNRETR Index	83	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	1,893	0	(8)	0	(8)
	Receive	FNRETR Index	264	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	6,020	0	(26)	0	(26)
	Receive	FNRETR Index	583	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	13,294	0	(58)	0	(58)

Total Swap Agreements								$0	$(68)	$24	$(92)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds						$417,902	$0	$0		$417,902
Short-Term Instruments
Repurchase Agreements						0	512	0		512
U.S. Treasury Bills						0	322	0		322

						$417,902	$834	$0		$418,736
Investments in Affiliates, at Value
Mutual Funds						121,125	0	0		121,125
Short-Term Instruments
Central Funds Used for Cash Management Purposes						31,428	0	0		31,428

						$152,553	$0	$0		$152,553

Total Investments						$570,455	$834	$0		$571,289

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2024 (Unaudited)

Over the counter	$0	$24	$0	$24

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(92)	$0	$(92)

Total Financial Derivative Instruments	$0	$(68)	$0	$(68)

Totals	$570,455	$766	$0	$571,221

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.0% ¤
MUTUAL FUNDS 81.8%
Vanguard Developed Markets Index Fund 'Institutional'	5,283,076	$133,134
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,728,709	45,742
Vanguard Institutional Index Fund 'Institutional'	593,527	256,611
Vanguard Small-Cap Index Fund 'Institutional'	159,972	17,523

Total Mutual Funds (Cost $362,121)		453,010

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%		573

U.S. TREASURY BILLS 0.1%
5.346% due 05/02/2024 - 06/20/2024 (a)(b)(f)	$324	322

Total Short-Term Instruments (Cost $895)		895

Total Investments in Securities (Cost $363,016)		453,905

	SHARES
INVESTMENTS IN AFFILIATES 17.9%
MUTUAL FUNDS (c) 13.3%
PIMCO Emerging Markets Local Currency and Bond Fund	1,170,668	6,872
PIMCO High Yield Fund	18,866	150
PIMCO Income Fund	850,058	9,011
PIMCO International Bond Fund (U.S. Dollar-Hedged)	388,691	3,852
PIMCO Long-Term Real Return Fund	1,017,037	12,621
PIMCO Long-Term U.S. Government Fund	892,371	12,913
PIMCO Real Return Fund	861,055	8,636
PIMCO Total Return Fund	2,324,975	19,902

Total Mutual Funds (Cost $79,938)		73,957

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	2,638,518	25,665

Total Short-Term Instruments (Cost $25,645)		25,665

Total Investments in Affiliates (Cost $105,583)		99,622

Total Investments 99.9% (Cost $468,599)		$553,527
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(69)
Other Assets and Liabilities, net 0.1%		782

Net Assets 100.0%		$554,240

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$573	U.S. Treasury Notes 5.000% due 09/30/2025			$(584)		$573	$573

Total Repurchase Agreements								$(584)		$573	$573

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	16,560	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$7,751	$0	$22	$22	$0
MYI	Receive	FNRETR Index	126	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	2,873	0	(12)	0	(12)
	Receive	FNRETR Index	254	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	5,792	0	(25)	0	(25)
	Receive	FNRETR Index	544	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	12,405	0	(54)	0	(54)

Total Swap Agreements								$0	$(69)	$22	$(91)

(f)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds						$453,010	$0	$0		$453,010
Short-Term Instruments
Repurchase Agreements						0	573	0		573
U.S. Treasury Bills						0	322	0		322

						$453,010	$895	$0		$453,905
Investments in Affiliates, at Value
Mutual Funds						73,957	0	0		73,957
Short-Term Instruments
Central Funds Used for Cash Management Purposes						25,665	0	0		25,665

						$99,622	$0	$0		$99,622

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2024 (Unaudited)

Total Investments	$552,632	$895	$0	$553,527

Financial Derivative Instruments - Assets
Over the counter	$0	$22	$0	$22

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(91)	$0	$(91)

Total Financial Derivative Instruments	$0	$(69)	$0	$(69)

Totals	$552,632	$826	$0	$553,458

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.0% ¤
MUTUAL FUNDS 86.8%
Vanguard Developed Markets Index Fund 'Institutional'	5,410,971	$136,357
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,716,554	45,420
Vanguard Institutional Index Fund 'Institutional'	594,588	257,070
Vanguard Small-Cap Index Fund 'Institutional'	176,782	19,365

Total Mutual Funds (Cost $363,630)		458,212

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%		514

U.S. TREASURY BILLS 0.1%
5.364% due 06/20/2024 (a)(b)	$316	312

Total Short-Term Instruments (Cost $826)		826

Total Investments in Securities (Cost $364,456)		459,038

	SHARES
INVESTMENTS IN AFFILIATES 12.9%
MUTUAL FUNDS (c) 8.2%
PIMCO Emerging Markets Local Currency and Bond Fund	423,826	2,488
PIMCO Income Fund	531,040	5,629
PIMCO International Bond Fund (U.S. Dollar-Hedged)	234,538	2,324
PIMCO Long-Term Real Return Fund	577,704	7,169
PIMCO Long-Term U.S. Government Fund	542,672	7,853
PIMCO Real Return Fund	506,000	5,075
PIMCO Total Return Fund	1,519,394	13,006

Total Mutual Funds (Cost $47,481)		43,544

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	2,571,303	25,011

Total Short-Term Instruments (Cost $24,994)		25,011

Total Investments in Affiliates (Cost $72,475)		68,555

Total Investments 99.9% (Cost $436,931)		$527,593
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(70)
Other Assets and Liabilities, net 0.1%		715

Net Assets 100.0%		$528,238

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$514	U.S. Treasury Notes 5.000% due 09/30/2025			$(524)		$514	$514

Total Repurchase Agreements								$(524)		$514	$514

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	14,619	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$6,842	$0	$19	$19	$0
MYI	Receive	FNRETR Index	163	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	3,717	0	(16)	0	(16)
	Receive	FNRETR Index	166	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	3,785	0	(16)	0	(16)
	Receive	FNRETR Index	574	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	13,089	0	(57)	0	(57)

Total Swap Agreements								$0	$(70)	$19	$(89)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds						$458,212	$0	$0		$458,212
Short-Term Instruments
Repurchase Agreements						0	514	0		514
U.S. Treasury Bills						0	312	0		312

						$458,212	$826	$0		$459,038
Investments in Affiliates, at Value
Mutual Funds						43,544	0	0		43,544
Short-Term Instruments
Central Funds Used for Cash Management Purposes						25,011	0	0		25,011

						$68,555	$0	$0		$68,555

Total Investments						$526,767	$826	$0		$527,593

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2024 (Unaudited)

Over the counter	$0	$19	$0	$19

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(89)	$0	$(89)

Total Financial Derivative Instruments	$0	$(70)	$0	$(70)

Totals	$526,767	$756	$0	$527,523

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.7% ¤
MUTUAL FUNDS 88.6%
Vanguard Developed Markets Index Fund 'Institutional'	4,306,899	$108,534
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,407,183	37,234
Vanguard Institutional Index Fund 'Institutional'	486,044	210,141
Vanguard Small-Cap Index Fund 'Institutional'	158,945	17,411

Total Mutual Funds (Cost $307,426)		373,320

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
5.364% due 06/20/2024 (a)(b)	$265	262

Total Short-Term Instruments (Cost $262)		262

Total Investments in Securities (Cost $307,688)		373,582

	SHARES
INVESTMENTS IN AFFILIATES 11.1%
MUTUAL FUNDS (c) 5.7%
PIMCO Emerging Markets Local Currency and Bond Fund	180,665	1,060
PIMCO Income Fund	317,126	3,362
PIMCO International Bond Fund (U.S. Dollar-Hedged)	105,402	1,045
PIMCO Long-Term Real Return Fund	322,109	3,997
PIMCO Long-Term U.S. Government Fund	258,691	3,743
PIMCO Real Return Fund	327,513	3,285
PIMCO Total Return Fund	907,224	7,766

Total Mutual Funds (Cost $26,225)		24,258

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	2,345,889	22,818

Total Short-Term Instruments (Cost $22,803)		22,818

Total Investments in Affiliates (Cost $49,028)		47,076

Total Investments 99.8% (Cost $356,716)		$420,658
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $0)		(58)
Other Assets and Liabilities, net 0.2%		810

Net Assets 100.0%		$421,410

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	10,657	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$4,988	$0	$14	$14	$0
MYI	Receive	FNRETR Index	126	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	2,873	0	(12)	0	(12)
	Receive	FNRETR Index	98	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	2,234	0	(10)	0	(10)
	Receive	FNRETR Index	509	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	11,607	0	(50)	0	(50)

Total Swap Agreements								$0	$(58)	$14	$(72)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds					$373,320		$0		$0	$373,320
Short-Term Instruments
U.S. Treasury Bills					0		262		0	262

					$373,320		$262		$0	$373,582
Investments in Affiliates, at Value
Mutual Funds					24,258		0		0	24,258
Short-Term Instruments
Central Funds Used for Cash Management Purposes					22,818		0		0	22,818

					$47,076		$0		$0	$47,076

Total Investments					$420,396		$262		$0	$420,658

Financial Derivative Instruments - Assets
Over the counter					$0		$14		$0	$14

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(72)		$0	$(72)

Total Financial Derivative Instruments					$0		$(58)		$0	$(58)

Totals					$420,396		$204		$0	$420,600

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.3% ¤
MUTUAL FUNDS 89.3%
Vanguard Developed Markets Index Fund 'Institutional'	2,286,322	$36,878
Vanguard Emerging Markets Stock Index Fund 'Institutional'	476,300	12,603
Vanguard Institutional Index Fund 'Institutional'	168,207	72,726
Vanguard Small-Cap Index Fund 'Admiral'	56,499	6,189

Total Mutual Funds (Cost $110,153)		128,396

Total Investments in Securities (Cost $110,153)		128,396

INVESTMENTS IN AFFILIATES 10.1%
MUTUAL FUNDS (a) 4.4%
PIMCO Emerging Markets Local Currency and Bond Fund	69,781	410
PIMCO Income Fund	78,344	831
PIMCO International Bond Fund (U.S. Dollar-Hedged)	16,267	161
PIMCO Long-Term Real Return Fund	82,936	1,029
PIMCO Long-Term U.S. Government Fund	70,029	1,013
PIMCO Real Return Fund	100,346	1,007
PIMCO Total Return Fund	224,330	1,920

Total Mutual Funds (Cost $6,541)		6,371

SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	845,007	8,219

Total Short-Term Instruments (Cost $8,217)		8,219

Total Investments in Affiliates (Cost $14,758)		14,590

Total Investments 99.4% (Cost $124,911)		$142,986
Financial Derivative Instruments (b)(c) (0.0)%(Cost or Premiums, net $0)		(20)
Other Assets and Liabilities, net 0.6%		892

Net Assets 100.0%		$143,858

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	3,238	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$1,515	$0	$4	$4	$0
MYI	Receive	FNRETR Index	67	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	1,528	0	(6)	0	(6)
	Receive	FNRETR Index	19	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	433	0	(2)	0	(2)
	Receive	FNRETR Index	159	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	3,626	0	(16)	0	(16)

Total Swap Agreements								$0	$(20)	$4	$(24)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds					$128,396		$0		$0	$128,396

					$128,396		$0		$0	$128,396
Investments in Affiliates, at Value
Mutual Funds					6,371		0		0	6,371
Short-Term Instruments
Central Funds Used for Cash Management Purposes					8,219		0		0	8,219

					$14,590		$0		$0	$14,590

Total Investments					$142,986		$0		$0	$142,986

Financial Derivative Instruments - Assets
Over the counter					$0		$4		$0	$4

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(24)		$0	$(24)

Total Financial Derivative Instruments					$0		$(20)		$0	$(20)

Totals					$142,986		$(20)		$0	$142,966

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.8% ¤
MUTUAL FUNDS 90.8%
Vanguard Developed Markets Index Fund 'Admiral'	246,604	$3,970
Vanguard Emerging Markets Stock Index Fund 'Admiral'	39,015	1,358
Vanguard Institutional Index Fund 'Institutional'	18,432	7,969
Vanguard Small-Cap Index Fund 'Admiral'	6,388	700

Total Mutual Funds (Cost $12,268)		13,997

Total Investments in Securities (Cost $12,268)		13,997

INVESTMENTS IN AFFILIATES 8.5%
MUTUAL FUNDS (a) 3.8%
PIMCO Emerging Markets Local Currency and Bond Fund	7,639	45
PIMCO Income Fund	5,470	58
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,332	13
PIMCO Long-Term Real Return Fund	8,564	106
PIMCO Long-Term U.S. Government Fund	7,101	103
PIMCO Real Return Fund	10,308	103
PIMCO Total Return Fund	16,638	143

Total Mutual Funds (Cost $567)		571

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	74,746	727

Total Short-Term Instruments (Cost $727)		727

Total Investments in Affiliates (Cost $1,294)		1,298

Total Investments 99.3% (Cost $13,562)		$15,295
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net 0.7%		116

Net Assets 100.0%		$15,408

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	313	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$147	$0	$0	$0	$0
JPM	Receive	FNRETR Index	2	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	45	0	0	0	0
MYI	Receive	FNRETR Index	15	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	342	0	(2)	0	(2)
	Receive	FNRETR Index	10	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	228	0	(1)	0	(1)

Total Swap Agreements								$0	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2024

Investments in Securities, at Value
Mutual Funds					$13,997		$0		$0	$13,997

					$13,997		$0		$0	$13,997
Investments in Affiliates, at Value
Mutual Funds					571		0		0	571
Short-Term Instruments
Central Funds Used for Cash Management Purposes					727		0		0	727

					$1,298		$0		$0	$1,298

Total Investments					$15,295		$0		$0	$15,295

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(3)		$0	$(3)

Total Financial Derivative Instruments					$0		$(3)		$0	$(3)

Totals					$15,295		$(3)		$0	$15,292

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 35.7% ¤
MUTUAL FUNDS 35.5%
Vanguard Developed Markets Index Fund 'Institutional'	2,164,778	$34,918
Vanguard Emerging Markets Stock Index Fund 'Institutional'	515,648	13,644
Vanguard Institutional Index Fund 'Institutional'	158,733	68,630
Vanguard Small-Cap Index Fund 'Admiral'	27,249	2,985

Total Mutual Funds (Cost $88,869)		120,177

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		591

Total Short-Term Instruments (Cost $591)		591

Total Investments in Securities (Cost $89,460)		120,768

INVESTMENTS IN AFFILIATES 64.4%
MUTUAL FUNDS (a) 60.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1,897,226	11,137
PIMCO High Yield Fund	388,836	3,095
PIMCO Income Fund	3,741,905	39,664
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,041,458	10,321
PIMCO Long-Term Real Return Fund	2,550,963	31,658
PIMCO Long-Term U.S. Government Fund	1,924,426	27,846
PIMCO Real Return Fund	1,717,750	17,229
PIMCO Total Return Fund	7,394,871	63,300

Total Mutual Funds (Cost $226,176)		204,250

SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	1,297,566	12,621

Total Short-Term Instruments (Cost $12,615)		12,621

Total Investments in Affiliates (Cost $238,791)		216,871

Total Investments 100.1% (Cost $328,251)		$337,639
Financial Derivative Instruments (c)(d) 0.2%(Cost or Premiums, net $1,689)		593
Other Assets and Liabilities, net (0.3)%		(956)

Net Assets 100.0%		$337,276

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$591	U.S. Treasury Notes 5.000% due 09/30/2025				$(603)	$591	$591

Total Repurchase Agreements									$(603)	$591	$591

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description				Strike Value		Expiration Date	# of Contracts	Notional Amount	Cost		Market Value

Put - CBOE S&P 500				3,600.000		06/28/2024	67	$7	$427		$23
Put - CBOE S&P 500				3,575.000		09/20/2024	71	7	424		74
Put - CBOE S&P 500				3,775.000		12/20/2024	73	7	424		189
Put - CME S&P 500				4,075.000		03/21/2025	65	7	414		342

Total Purchased Options									$1,689		$628

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	14,881	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$6,965	$0	$20	$20	$0
MYI	Receive	FNRETR Index	27	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	616	0	(3)	0	(3)
	Receive	FNRETR Index	166	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	3,785	0	(17)	0	(17)
	Receive	FNRETR Index	359	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	8,186	0	(35)	0	(35)

Total Swap Agreements								$0	$(35)	$20	$(55)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2024

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Mutual Funds	$120,177	$0	$0	$120,177
Short-Term Instruments
Repurchase Agreements	0	591	0	591

	$120,177	$591	$0	$120,768
Investments in Affiliates, at Value
Mutual Funds	204,250	0	0	204,250
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,621	0	0	12,621

	$216,871	$0	$0	$216,871

Total Investments	$337,048	$591	$0	$337,639

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	628	0	628
Over the counter	0	20	0	20

	$0	$648	$0	$648
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(55)	$0	$(55)

Total Financial Derivative Instruments	$0	$593	$0	$593

Totals	$337,048	$1,184	$0	$338,232

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of March 31, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Notes to Financial Statements (Cont.)

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$26,933	$222,879	$(243,377)	$0	$0	$6,435	$749	$0
PIMCO RAE International Fund	27,723	119,875	(126,383)	0	0	21,215	262	0
PIMCO RAE US Fund	0	11,031	(11,031)	0	0	0	9	0
PIMCO RAE US Small Fund	9,797	100,371	(102,270)	0	0	7,898	265	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	8	2,999	(2,999)	0	0	8	2	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2024 (amounts in thousands†):

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$21,334	$4,744	$(2,676)	$35	$2,601	$26,038	$1,002	$0
PIMCO RAE International Fund	70,733	16,223	(6,463)	(1,402)	2,051	81,142	7,192	0
Totals	$92,067	$20,967	$(9,139)	$(1,367)	$4,652	$107,180	$8,194	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2024 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$13,201	$1,504	$(457)	$(33)	$38	$14,253	$564	$0
PIMCO High Yield Fund	9,008	1,193	(6,517)	(450)	732	3,966	386	0
PIMCO Income Fund	58,993	11,137	(21,449)	(1,721)	2,601	49,561	2,820	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,162	1,921	(836)	(17)	499	12,729	282	0
PIMCO Long-Term Real Return Fund	44,631	6,076	(5,362)	(610)	(2,730)	42,005	1,163	0
PIMCO Long-Term U.S. Government Fund	23,399	17,070	(2,111)	(178)	(965)	37,215	590	0
PIMCO Real Return Fund	17,956	5,281	(1,117)	(64)	149	22,205	349	0
PIMCO Short-Term Floating NAV Portfolio III	25,404	60,306	(65,700)	5	1	20,016	794	0
PIMCO Total Return Fund	49,927	30,566	(2,772)	(160)	628	78,189	1,638	0
Totals	$253,681	$135,054	$(106,321)	$(3,228)	$953	$280,139	$8,586	$0

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$13,083	$2,685	$(422)	$(30)	$25	$15,341	$575	$0
PIMCO High Yield Fund	8,581	1,609	(6,404)	(390)	659	4,055	374	0
PIMCO Income Fund	49,107	10,438	(15,853)	(1,031)	1,800	44,461	2,378	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,148	1,882	(835)	(11)	411	10,595	233	0
PIMCO Long-Term Real Return Fund	47,594	10,243	(3,537)	(455)	(3,132)	50,713	1,263	0
PIMCO Long-Term U.S. Government Fund	28,348	20,519	(1,413)	(163)	(1,316)	45,975	731	0
PIMCO Real Return Fund	16,816	7,463	(850)	(48)	147	23,528	333	0
PIMCO Short-Term Floating NAV Portfolio III	27,819	69,011	(68,500)	14	(7)	28,337	994	0
PIMCO Total Return Fund	40,483	27,497	(2,812)	(203)	618	65,583	1,342	0
Totals	$240,979	$151,347	$(100,626)	$(2,317)	$(795)	$288,588	$8,223	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$10,051	$2,314	$0	$0	$38	$12,403	$456	$0
PIMCO High Yield Fund	5,660	1,088	(4,011)	(195)	387	2,929	254	0
PIMCO Income Fund	35,294	7,107	(9,059)	(679)	1,284	33,947	1,755	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,615	904	0	0	314	7,833	173	0
PIMCO Long-Term Real Return Fund	34,247	8,555	(1,338)	(151)	(2,454)	38,859	925	0
PIMCO Long-Term U.S. Government Fund	19,659	14,475	0	0	(1,072)	33,062	527	0
PIMCO Real Return Fund	11,192	6,943	(267)	(15)	100	17,953	229	0
PIMCO Short-Term Floating NAV Portfolio III	23,529	56,561	(48,400)	2	8	31,700	1,142	0
PIMCO Total Return Fund	29,600	21,958	(313)	(15)	384	51,614	1,011	0
Totals	$175,847	$119,905	$(63,388)	$(1,053)	$(1,011)	$230,300	$6,472	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$7,526	$1,718	$0	$0	$17	$9,261	$336	$0
PIMCO High Yield Fund	2,282	922	(1,892)	(46)	120	1,386	108	0
PIMCO Income Fund	23,058	5,871	(9,956)	(705)	1,040	19,308	1,136	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,814	723	0	0	219	5,756	124	0
PIMCO Long-Term Real Return Fund	20,258	6,523	(1,033)	(116)	(1,460)	24,172	548	0
PIMCO Long-Term U.S. Government Fund	11,243	7,404	0	0	(553)	18,094	291	0
PIMCO Real Return Fund	5,889	5,303	0	0	58	11,250	120	0
PIMCO Short-Term Floating NAV Portfolio III	21,641	71,979	(62,200)	2	6	31,428	1,059	0
PIMCO Total Return Fund	20,749	11,449	(485)	(38)	223	31,898	695	0
Totals	$117,460	$111,892	$(75,566)	$(903)	$(330)	$152,553	$4,417	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$4,793	$2,084	$0	$0	$(5)	$6,872	$227	$0
PIMCO High Yield Fund	138	7	0	0	5	150	7	0
PIMCO Income Fund	12,496	3,402	(7,080)	(487)	680	9,011	638	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,969	737	0	0	146	3,852	82	0
PIMCO Long-Term Real Return Fund	8,937	4,407	0	0	(723)	12,621	263	0
PIMCO Long-Term U.S. Government Fund	8,398	4,997	0	0	(482)	12,913	229	0
PIMCO Real Return Fund	3,539	5,053	0	0	44	8,636	80	0
PIMCO Short-Term Floating NAV Portfolio III	24,160	60,894	(59,400)	7	4	25,665	1,078	0
PIMCO Total Return Fund	12,085	7,689	0	0	128	19,902	436	0
Totals	$77,515	$89,270	$(66,480)	$(480)	$(203)	$99,622	$3,040	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,826	$651	$0	$0	$11	$2,488	$88	$0
PIMCO Income Fund	8,031	2,382	(4,923)	(290)	429	5,629	414	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,615	620	0	0	89	2,324	48	0
PIMCO Long-Term Real Return Fund	5,232	2,312	0	0	(375)	7,169	150	0
PIMCO Long-Term U.S. Government Fund	5,123	2,998	0	0	(268)	7,853	142	0
PIMCO Real Return Fund	1,674	3,368	0	0	33	5,075	40	0
PIMCO Short-Term Floating NAV Portfolio III	18,149	61,956	(55,100)	3	3	25,011	940	0
PIMCO Total Return Fund	7,924	4,982	0	0	100	13,006	285	0
Totals	$49,574	$79,269	$(60,023)	$(287)	$22	$68,555	$2,107	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$827	$220	$0	$0	$13	$1,060	$40	$0
PIMCO Income Fund	4,342	1,642	(2,696)	(146)	220	3,362	234	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	597	410	0	0	38	1,045	18	0
PIMCO Long-Term Real Return Fund	2,661	1,534	0	0	(198)	3,997	81	0
PIMCO Long-Term U.S. Government Fund	2,423	1,449	0	0	(129)	3,743	71	0
PIMCO Real Return Fund	1,062	2,204	0	0	19	3,285	26	0
PIMCO Short-Term Floating NAV Portfolio III	15,042	56,469	(48,700)	2	5	22,818	756	0
PIMCO Total Return Fund	4,185	3,522	0	0	59	7,766	163	0
Totals	$31,139	$67,450	$(51,396)	$(144)	$27	$47,076	$1,389	$0

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$256	$152	$0	$0	$2	$410	$13	$0
PIMCO Income Fund	840	540	(567)	(22)	40	831	51	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	98	56	0	0	7	161	3	0
PIMCO Long-Term Real Return Fund	597	466	0	0	(34)	1,029	20	0
PIMCO Long-Term U.S. Government Fund	583	450	0	0	(20)	1,013	19	0
PIMCO Real Return Fund	359	638	0	0	10	1,007	10	0
PIMCO Short-Term Floating NAV Portfolio III	3,600	31,318	(26,700)	(1)	2	8,219	214	0
PIMCO Total Return Fund	829	1,071	0	0	20	1,920	36	0
Totals	$7,162	$34,691	$(27,267)	$(23)	$27	$14,590	$366	$0

PIMCO REALPATH® Blend 2065 Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$15	$30	$0	$0	$0	$45	$1	$0
PIMCO Income Fund	41	65	(50)	0	2	58	3	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4	8	0	0	1	13	0	0
PIMCO Long-Term Real Return Fund	38	70	0	0	(2)	106	2	0
PIMCO Long-Term U.S. Government Fund	34	70	0	0	(1)	103	1	0
PIMCO Real Return Fund	22	80	0	0	1	103	1	0
PIMCO Short-Term Floating NAV Portfolio III	102	3,215	(2,590)	0	0	727	15	0
PIMCO Total Return Fund	41	100	0	0	2	143	2	0
Totals	$297	$3,638	$(2,640)	$0	$3	$1,298	$25	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$11,357	$460	$(697)	$(51)	$68	$11,137	$458	$0

Notes to Financial Statements (Cont.)

PIMCO High Yield Fund	7,742	516	(5,404)	(426)	667	3,095	318	0
PIMCO Income Fund	54,265	5,252	(20,637)	(2,299)	3,083	39,664	2,450	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,130	898	(1,130)	(17)	440	10,321	245	0
PIMCO Long-Term Real Return Fund	36,356	4,143	(6,136)	(732)	(1,973)	31,658	922	0
PIMCO Long-Term U.S. Government Fund	17,877	12,773	(1,912)	(205)	(687)	27,846	440	0
PIMCO Real Return Fund	15,838	3,153	(1,826)	(76)	140	17,229	297	0
PIMCO Short-Term Floating NAV Portfolio III	17,024	49,391	(53,800)	6	0	12,621	584	0
PIMCO Total Return Fund	46,431	21,056	(4,615)	(212)	640	63,300	1,427	0
Totals	$217,020	$97,642	$(96,157)	$(4,012)	$2,378	$216,871	$7,141	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$13,363	$20,686	$(26,040)	$16	$(17)	$8,008	$281	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
CBK	Citibank N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CKL	Citibank N.A. London	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CAD	Canadian Dollar	INR	Indian Rupee	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
BP0003M	3 Month GBP-LIBOR	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
BERYTR		CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	FNRETR	FTSE Nareit Equity REITs Total Return Index	TSFR1M	Term SOFR 1-Month
CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR03M	Term SOFR 3-Month
CDX.HY	Credit Derivatives Index - High Yield	S&P 500	Standard & Poor's 500 Index	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ADR	American Depositary Receipt	DAC	Designated Activity Company	OIS	Overnight Index Swap
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"